AMERITAS VARIABLE SEPARATE ACCOUNT V

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023

AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of Ameritas Variable Separate Account V

and the Board of Directors of Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the subaccounts of Ameritas Life Insurance Corp. Separate Account V (the “Account”) listed in Note 1 as of December 31, 2023, the related statements of operations, the statements of changes in net assets, the financial highlights, and the related notes for the periods presented in Note 1. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2023, and the results of their operations, the changes in their net assets, and the financial highlights for periods presented in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 12, 2024

We have served as the Account’s auditor since 1986.

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FS-3

AMERITAS VARIABLE SEPARATE ACCOUNT V
STATEMENTS OF NET ASSETS
DECEMBER 31, 2023

ASSETS
INVESTMENTS AT FAIR VALUE:

Fidelity(R) Variable Insurance Products (Fidelity):
Fidelity(R) VIP Equity-Income Portfolio(SM), Initial Class (Equity-Income IC) -
980,712.757 shares at $24.85 per share (cost $22,213,265)	$24,370,712
Fidelity(R) VIP Equity-Income Portfolio(SM), Service Class (Equity-Income SC) -
12,512.934 shares at $24.65 per share (cost $282,331)	308,444
Fidelity(R) VIP Growth Portfolio, Initial Class (Growth IC) -
525,592.790 shares at $93.10 per share (cost $33,386,928)	48,932,689
Fidelity(R) VIP Growth Portfolio, Service Class (Growth SC) -
12,452.619 shares at $92.36 per share (cost $808,215)	1,150,124
Fidelity(R) VIP High Income Portfolio, Initial Class (High Income IC) -
2,393,736.067 shares at $4.60 per share (cost $12,755,003)	11,011,186
Fidelity(R) VIP High Income Portfolio, Service Class (High Income SC) -
29,204.073 shares at $4.56 per share (cost $156,460)	133,171
Fidelity(R) VIP Overseas Portfolio, Initial Class (Overseas IC) -
405,291.597 shares at $25.82 per share (cost $8,332,970)	10,464,629
Fidelity(R) VIP Overseas Portfolio, Service Class (Overseas SC) -
4,186.496 shares at $25.68 per share (cost $87,653)	107,509
Fidelity(R) VIP Asset Manager Portfolio, Initial Class (Asset Mgr. IC) -
618,936.716 shares at $15.64 per share (cost $9,493,117)	9,680,170
Fidelity(R) VIP Asset Manager Portfolio, Service Class (Asset Mgr. SC) -
2,717.045 shares at $15.47 per share (cost $41,768)	42,033
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class (Inv. Bond IC) -
973,326.848 shares at $11.17 per share (cost $12,358,294)	10,872,061
Fidelity(R) VIP Contrafund(SM) Portfolio, Initial Class (Contrafund IC) -
760,947.867 shares at $48.63 per share (cost $25,412,811)	37,004,895
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class (Contrafund SC) -
26,881.135 shares at $48.30 per share (cost $926,310)	1,298,359
Fidelity(R) VIP Asset Manager: Growth Portfolio, Initial Class (Asset Mgr. Gr. IC) -
91,168.710 shares at $21.41 per share (cost $1,546,732)	1,951,922
Fidelity(R) VIP Asset Manager: Growth Portfolio, Service Class (Asset Mgr. Gr. SC) -
13,465.625 shares at $21.19 per share (cost $235,823)	285,337
Fidelity(R) VIP Mid Cap Portfolio, Initial Class (Mid Cap IC) -
70,462.658 shares at $36.44 per share (cost $2,400,042)	2,567,659
Fidelity(R) VIP Strategic Income Portfolio, Initial Class (Strategic IC) -
8,026.755 shares at $10.48 per share (cost $89,700)	84,120
Fidelity(R) VIP Government Money Market Portfolio, Initial Class (Money Market) -
9,747,075.220 shares at $1.00 per share (cost $9,747,075)	9,747,075
The Alger Portfolios (Alger):
Alger Balanced Portfolio, Class I-2 (Balanced) -
341,816.189 shares at $18.93 per share (cost $4,972,279)	6,470,580

The accompanying notes are an integral part of these financial statements.

FS-4

AMERITAS VARIABLE SEPARATE ACCOUNT V
STATEMENTS OF NET ASSETS
DECEMBER 31, 2023

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

The Alger Portfolios (Alger), continued:
Alger Capital Appreciation Portfolio, Class I-2 (Capital App) -
65,427.780 shares at $78.22 per share (cost $5,126,429)	$5,117,761
MFS(R) Variable Insurance Trust (MFS):
MFS(R) Utilities Series Portfolio, Initial Class (Utilities) -
276,690.599 shares at $32.25 per share (cost $8,023,281)	8,923,272
MFS(R) New Discovery Series Portfolio, Initial Class (New Discovery) -
387,914.886 shares at $12.94 per share (cost $6,578,952)	5,019,619
MFS(R) Total Return Series Portfolio, Initial Class (Total Return) -
35,328.412 shares at $23.26 per share (cost $802,803)	821,739
MFS(R) Value Series Portfolio, Initial Class (Value) -
57,177.997 shares at $21.27 per share (cost $1,185,419)	1,216,176
MFS(R) Variable Insurance Trust II (MFS):
MFS(R) Income Portfolio, Initial Class (Strategic) -
190,948.266 shares at $8.37 per share (cost $1,852,179)	1,598,237
MFS(R) Research International Portfolio, Initial Class (Research) -
392,164.600 shares at $16.88 per share (cost $6,191,566)	6,619,738
MFS(R) Variable Insurance Trust III (MFS):
MFS(R) Global Real Estate Portfolio, Initial Class (Global Real Estate) -
631.055 shares at $13.08 per share (cost $8,476)	8,254
Morgan Stanley Variable Insurance Fund, Inc. (Van Kampen):
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
718,570.680 shares at $12.90 per share (cost $10,158,535)	9,269,562
Morgan Stanley VIF Global Strategist Portfolio, Class I (Intl. Magnum) -
163,173.146 shares at $8.57 per share (cost $1,616,477)	1,398,394
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I (U.S. Real Estate) -
816,664.413 shares at $14.54 per share (cost $13,726,553)	11,874,301
Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
649,932.391 shares at $2.370 per share (cost $1,433,974)	1,540,340
Calvert VP SRI Mid Cap Portfolio (Mid Cap) -
18,006.468 shares at $25.47 per share (cost $510,459)	458,625
American Century Investments (American Century):
American Century VP Disciplined Core Value Fund Portfolio, Class I (Income & Growth) -
1,873,840.420 shares at $7.67 per share (cost $16,125,277)	14,372,356
American Century VP Value Fund Portfolio, Class I (Value) -
4,363.485 shares at $12.19 per share (cost $38,257)	53,191
American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap) -
448,713.664 shares at $19.44 per share (cost $8,637,005)	8,722,994

The accompanying notes are an integral part of these financial statements.

FS-5

AMERITAS VARIABLE SEPARATE ACCOUNT V
STATEMENTS OF NET ASSETS
DECEMBER 31, 2023

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

AIM Variable Insurance Funds (AIM):
Invesco V.I. EQV International Equity Fund Portfolio, Series I (Intl. Growth) -
181,043.899 shares at $34.09 per share (cost $5,954,690)	$6,171,787
Invesco V.I. Global Real Estate Fund Portfolio, Series I (Global) -
55,825.214 shares at $13.98 per share (cost $870,654)	780,436
Invesco V.I. Small Cap Equity Fund Portfolio, Series I (Small Cap) -
46,012.661 shares at $17.20 per share (cost $838,438)	791,418
Invesco V.I. Global Core Equity Fund Portfolio, Series I (Global Value) -
296,353.538 shares at $9.67 per share (cost $2,967,452)	2,865,739
Invesco V.I. Discovery Mid Cap Growth Fund Portfolio, Series I (Discovery Mid Cap) -
28,983.245 shares at $62.81 per share (cost $2,189,367)	1,820,438
Invesco V.I. Global Fund Portfolio, Series I (Global Securities) -
80,100.790 shares at $36.56 per share (cost $3,070,719)	2,928,485
Calvert Variable Products, Inc. (Summit):
Calvert VP S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
329,436.045 shares at $119.60 per share (cost $29,482,030)	39,400,551
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
388,059.184 shares at $79.76 per share (cost $28,626,315)	30,951,601
Calvert VP Nasdaq 100 Index Portfolio, Class I (Nasdaq-100 Index) -
150,869.411 shares at $143.17 per share (cost $11,333,055)	21,599,974
Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
130,193.214 shares at $95.39 per share (cost $10,282,118)	12,419,131
Calvert VP Investment Grade Bond Index Portfolio, Class I (Barclays) -
186,761.632 shares at $48.44 per share (cost $10,162,311)	9,046,733
Calvert VP S&P 500 Index Portfolio (S&P 500) -
671,099.841 shares at $172.99 per share (cost $81,473,719)	116,093,561
Calvert VP Volatility Managed Moderate Portfolio, Class F (Moderate) -
178,292.555 shares at $17.73 per share (cost $3,030,085)	3,161,127
Calvert VP Volatility Managed Growth Portfolio, Class F (Growth) -
7,307.832 shares at $20.58 per share (cost $145,204)	150,395
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
288,402.001 shares at $19.28 per share (cost $5,084,403)	5,560,391
Third Avenue Variable Series Trust (Third Avenue):
Third Avenue Value Portfolio (Value) -
434,817.409 shares at $23.27 per share (cost $7,864,810)	10,118,201
BNY Mellon Investment Portfolios (Dreyfus):
BNY Mellon MidCap Stock Portfolio, Service Shares (MidCap) -
79,402.037 shares at $18.56 per share (cost $1,363,539)	1,473,702

The accompanying notes are an integral part of these financial statements.

FS-6

AMERITAS VARIABLE SEPARATE ACCOUNT V
STATEMENTS OF NET ASSETS
DECEMBER 31, 2023

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Deutsche DWS Variable Series II (Scudder):
DWS Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
114,282.235 shares at $13.86 per share (cost $1,554,522)	$1,583,952
DWS International Growth VIP Portfolio, Class A (Thematic) -
21,785.550 shares at $15.11 per share (cost $309,314)	329,180
Deutsche DWS Variable Series I (Scudder):
DWS Capital Growth VIP Portfolio, Class A (Capital Growth) -
11,777.709 shares at $37.84 per share (cost $392,985)	445,669
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
38,152.473 shares at $15.76 per share (cost $643,028)	601,283
Neuberger Berman AMT Sustainable Equity Portfolio, Class I (Equity) -
9,868.049 shares at $33.35 per share (cost $275,495)	329,099
T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio-II (Blue Chip) -
362,055.003 shares at $43.54 per share (cost $10,918,222)	15,763,875
T. Rowe Price Equity Income Portfolio-II (Equity Income) -
17,681.568 shares at $27.59 per share (cost $484,442)	487,834
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Franklin Income VIP Fund Portfolio, Class 2 (Income) -
39,767.508 shares at $14.20 per share (cost $595,134)	564,699
Templeton Global Bond VIP Fund Portfolio, Class 2 (Global Bond) -
273,132.778 shares at $12.84 per share (cost $4,252,940)	3,507,025
Delaware Ivy Variable Insurance Portfolios (Ivy):
Delaware Ivy VIP Science and Technology Portfolio, Class II (Science) -
73,386.639 shares at $22.9700 per share (cost $1,791,402)	1,685,691
Delaware Ivy VIP Balanced Portfolio, Class II (Balanced) -
39,122.098 shares at $5.4000 per share (cost $244,454)	211,259
PIMCO Variable Insurance Trust (Pimco):
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
238,806.260 shares at $9.18 per share (cost $2,541,461)	2,192,241
PIMCO Low Duration Portfolio, Administrative Class (Low Duration) -
109,692.836 shares at $9.60 per share (cost $1,100,922)	1,053,051
PIMCO Real Return Portfolio, Advisor Class (Real Return) -
5,533.804 shares at $11.57 per share (cost $72,114)	64,026
ALPS Variable Investment Trust (Ibbotson):
Morningstar Balanced ETF Asset Allocation Portfolio, Class II (Balanced) -
34,730.609 shares at $10.39 per share (cost $374,896)	360,851

The accompanying notes are an integral part of these financial statements.

FS-7

AMERITAS VARIABLE SEPARATE ACCOUNT V
STATEMENTS OF NET ASSETS
DECEMBER 31, 2023

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

ALPS Variable Investment Trust (Ibbotson), continued:
Morningstar Growth ETF Asset Allocation Portfolio, Class II (Growth) -
18,458.591 shares at $11.34 per share (cost $201,473)	$209,320
Morningstar Income and Growth ETF Asset Allocation Portfolio, Class II (Income) -
30,191.754 shares at $9.85 per share (cost $321,628)	297,389
American Funds Insurance Series(R) (American Funds):
American Funds(R) IS New World Fund(R) Portfolio, Class 2 (IS New World) -
1,868.357 shares at $25.17 per share (cost $45,117)	47,027

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$548,564,375

The accompanying notes are an integral part of these financial statements.

FS-8

/AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Equity-Income
	IC

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$448,717
Mortality and expense risk charge	(111,460)
Net investment income(loss)	337,257

Realized gain(loss) on investments:
Net realized gain distributions	673,544
Net realized gain(loss) on sale of fund shares	146,041
Net realized gain(loss)	819,585

Change in unrealized appreciation/depreciation	1,132,641

Net increase(decrease) in net assets resulting
from operations	$2,289,483

	Equity-Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$337,257	$346,385
Net realized gain(loss)	819,585	989,718
Net change in unrealized appreciation/depreciation	1,132,641	(2,819,413)
Net increase(decrease) in net assets resulting
from operations	2,289,483	(1,483,310)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	812,547	899,864
Subaccounts transfers (including fixed account), net	(582,702)	(778,626)
Transfers for policyowner benefits and terminations	(916,121)	(454,148)
Policyowner maintenance charges	(1,145,649)	(1,176,827)
Net increase(decrease) from policyowner transactions	(1,831,925)	(1,509,737)

Total increase(decrease) in net assets	457,558	(2,993,047)
Net assets at beginning of period	23,913,154	26,906,201
Net assets at end of period	$24,370,712	$23,913,154

The accompanying notes are an integral part of these financial statements.

FS-9

Fidelity
Equity-Income
SC		Growth IC		Growth SC

2023		2023		2023

$6,266		$56,877		$413
(1,560)		(234,428)		(4,960)
4,706		(177,551)		(4,547)

9,923		2,046,828		51,889
7,481		836,434		44,294
17,404		2,883,262		96,183

11,664		10,532,513		242,342

$33,774		$13,238,224		$333,978

Equity-Income SC		Growth IC		Growth SC

2023	2022	2023	2022	2023	2022

$4,706	$4,992	$(177,551)	$30,435	$(4,547)	$638
17,404	14,401	2,883,262	4,033,403	96,183	92,879
11,664	(41,587)	10,532,513	(17,478,573)	242,342	(424,180)

33,774	(22,194)	13,238,224	(13,414,735)	333,978	(330,663)

13,753	13,284	1,067,535	1,093,457	12,848	12,183
(9,978)	12,309	(813,199)	(1,125,884)	(34,849)	2,335
(65,562)	-	(1,398,946)	(895,471)	(83,833)	(8,157)
(24,306)	(22,749)	(1,791,641)	(1,774,297)	(51,499)	(46,471)
(86,093)	2,844	(2,936,251)	(2,702,195)	(157,333)	(40,110)

(52,319)	(19,350)	10,301,973	(16,116,930)	176,645	(370,773)
360,763	380,113	38,630,716	54,747,646	973,479	1,344,252
$308,444	$360,763	$48,932,689	$38,630,716	$1,150,124	$973,479

FS-10

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	High Income
	IC

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$599,680
Mortality and expense risk charge	(43,130)
Net investment income(loss)	556,550

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(104,175)
Net realized gain(loss)	(104,175)

Change in unrealized appreciation/depreciation	552,315

Net increase(decrease) in net assets resulting
from operations	$1,004,690

	High Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$556,550	$493,316
Net realized gain(loss)	(104,175)	(197,341)
Net change in unrealized appreciation/depreciation	552,315	(1,772,457)
Net increase(decrease) in net assets resulting
from operations	1,004,690	(1,476,482)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	670,886	694,817
Subaccounts transfers (including fixed account), net	216,822	(699,986)
Transfers for policyowner benefits and terminations	(432,677)	(517,793)
Policyowner maintenance charges	(582,997)	(596,793)
Net increase(decrease) from policyowner transactions	(127,966)	(1,119,755)

Total increase(decrease) in net assets	876,724	(2,596,237)
Net assets at beginning of period	10,134,462	12,730,699
Net assets at end of period	$11,011,186	$10,134,462

The accompanying notes are an integral part of these financial statements.

FS-11

Fidelity
High Income
SC		Overseas IC		Overseas SC

2023		2023		2023

$7,305		$103,106		$965
(580)		(44,892)		(407)
6,725		58,214		558

-		26,077		270
(3,165)		183,181		2,590
(3,165)		209,258		2,860

8,803		1,538,123		13,516

$12,363		$1,805,595		$16,934

High Income SC		Overseas IC		Overseas SC

2023	2022	2023	2022	2023	2022

$6,725	$6,271	$58,214	$62,244	$558	$259
(3,165)	(2,573)	209,258	131,539	2,860	11,850
8,803	(22,397)	1,538,123	(3,304,255)	13,516	(80,807)

12,363	(18,699)	1,805,595	(3,110,472)	16,934	(68,698)

5,368	5,603	427,517	443,187	4,070	2,613
8,924	(3,816)	(211,344)	133,916	16,948	3,067
(10,171)	(578)	(497,808)	(131,116)	(3,640)	(114,728)
(12,707)	(11,773)	(480,864)	(461,255)	(11,728)	(10,171)
(8,586)	(10,564)	(762,499)	(15,268)	5,650	(119,219)

3,777	(29,263)	1,043,096	(3,125,740)	22,584	(187,917)
129,394	158,657	9,421,533	12,547,273	84,925	272,842
$133,171	$129,394	$10,464,629	$9,421,533	$107,509	$84,925

FS-12

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Asset Mgr. IC

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$219,338
Mortality and expense risk charge	(56,948)
Net investment income(loss)	162,390

Realized gain(loss) on investments:
Net realized gain distributions	101,551
Net realized gain(loss) on sale of fund shares	(13,449)
Net realized gain(loss)	88,102

Change in unrealized appreciation/depreciation	839,516

Net increase(decrease) in net assets resulting
from operations	$1,090,008

	Asset Mgr. IC

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$162,390	$141,391
Net realized gain(loss)	88,102	687,531
Net change in unrealized appreciation/depreciation	839,516	(2,606,747)
Net increase(decrease) in net assets resulting
from operations	1,090,008	(1,777,825)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	385,473	428,361
Subaccounts transfers (including fixed account), net	(36,096)	(427,174)
Transfers for policyowner benefits and terminations	(283,438)	(225,889)
Policyowner maintenance charges	(623,924)	(643,658)
Net increase(decrease) from policyowner transactions	(557,985)	(868,360)

Total increase(decrease) in net assets	532,023	(2,646,185)
Net assets at beginning of period	9,148,147	11,794,332
Net assets at end of period	$9,680,170	$9,148,147

The accompanying notes are an integral part of these financial statements.

FS-13

Fidelity

Asset Mgr. SC		Inv. Bond IC		Contrafund IC

2023		2023		2023

$915		$273,457		$164,592
(180)		(35,044)		(153,691)
735		238,413		10,901

446		-		1,192,420
(177)		(110,599)		814,165
269		(110,599)		2,006,585

3,762		461,922		7,530,515

$4,766		$589,736		$9,548,001

Asset Mgr. SC		Inv. Bond IC		Contrafund IC

2023	2022	2023	2022	2023	2022

$735	$499	$238,413	$203,208	$10,901	$13,978
269	4,312	(110,599)	459,188	2,006,585	2,237,353
3,762	(31,647)	461,922	(2,314,903)	7,530,515	(13,446,287)

4,766	(26,836)	589,736	(1,652,507)	9,548,001	(11,194,956)

1,234	1,234	759,037	733,990	1,458,578	1,544,733
(1,596)	579	393,268	(391,515)	(737,064)	(959,613)
-	(119,951)	(362,661)	(420,108)	(1,424,820)	(698,634)
(2,138)	(2,528)	(681,212)	(718,346)	(1,656,053)	(1,657,972)
(2,500)	(120,666)	108,432	(795,979)	(2,359,359)	(1,771,486)

2,266	(147,502)	698,168	(2,448,486)	7,188,642	(12,966,442)
39,767	187,269	10,173,893	12,622,379	29,816,253	42,782,695
$42,033	$39,767	$10,872,061	$10,173,893	$37,004,895	$29,816,253

FS-14

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Contrafund SC

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$4,638
Mortality and expense risk charge	(5,535)
Net investment income(loss)	(897)

Realized gain(loss) on investments:
Net realized gain distributions	42,832
Net realized gain(loss) on sale of fund shares	47,861
Net realized gain(loss)	90,693

Change in unrealized appreciation/depreciation	259,263

Net increase(decrease) in net assets resulting
from operations	$349,059

	Contrafund SC

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(897)	$(603)
Net realized gain(loss)	90,693	79,738
Net change in unrealized appreciation/depreciation	259,263	(506,875)
Net increase(decrease) in net assets resulting
from operations	349,059	(427,740)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	28,173	23,649
Subaccounts transfers (including fixed account), net	(98,279)	46,648
Transfers for policyowner benefits and terminations	(26,154)	(8,183)
Policyowner maintenance charges	(93,024)	(82,570)
Net increase(decrease) from policyowner transactions	(189,284)	(20,456)

Total increase(decrease) in net assets	159,775	(448,196)
Net assets at beginning of period	1,138,584	1,586,780
Net assets at end of period	$1,298,359	$1,138,584

The accompanying notes are an integral part of these financial statements.

FS-15

Fidelity
Asset Mgr.		Asset Mgr.
Gr. IC		Gr. SC		Mid Cap IC

2023		2023		2023

$33,531		$4,692		$14,576
(8,320)		(1,181)		(13,139)
25,211		3,511		1,437

-		-		66,838
25,415		791		12,764
25,415		791		79,602

222,340		34,354		269,606

$272,966		$38,656		$350,645

Asset Mgr. Gr. IC		Asset Mgr. Gr. SC		Mid Cap IC

2023	2022	2023	2022	2023	2022

$25,211	$25,265	$3,511	$3,427	$1,437	$(337)
25,415	162,354	791	17,079	79,602	186,707
222,340	(571,107)	34,354	(71,892)	269,606	(643,400)

272,966	(383,488)	38,656	(51,386)	350,645	(457,030)

78,444	87,389	8,201	6,912	219,022	229,031
(5,030)	(2,048)	(101)	445	(377,991)	(24,318)
(52,571)	(104,501)	-	-	(143,521)	(29,731)
(104,143)	(112,702)	(7,462)	(6,374)	(119,635)	(127,255)
(83,300)	(131,862)	638	983	(422,125)	47,727

189,666	(515,350)	39,294	(50,403)	(71,480)	(409,303)
1,762,256	2,277,606	246,043	296,446	2,639,139	3,048,442
$1,951,922	$1,762,256	$285,337	$246,043	$2,567,659	$2,639,139

FS-16

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Strategic IC

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,600
Mortality and expense risk charge	(545)
Net investment income(loss)	3,055

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(773)
Net realized gain(loss)	(773)

Change in unrealized appreciation/depreciation	4,308

Net increase(decrease) in net assets resulting
from operations	$6,590

	Strategic IC

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$3,055	$2,287
Net realized gain(loss)	(773)	(1,314)
Net change in unrealized appreciation/depreciation	4,308	(11,546)
Net increase(decrease) in net assets resulting
from operations	6,590	(10,573)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	20,472	18,782
Subaccounts transfers (including fixed account), net	530	(1,318)
Transfers for policyowner benefits and terminations	(7,133)	(20,135)
Policyowner maintenance charges	(9,671)	(8,952)
Net increase(decrease) from policyowner transactions	4,198	(11,623)

Total increase(decrease) in net assets	10,788	(22,196)
Net assets at beginning of period	73,332	95,528
Net assets at end of period	$84,120	$73,332

The accompanying notes are an integral part of these financial statements.

FS-17

Fidelity		Alger

Money Market		Balanced		Capital App

2023		2023		2023

$472,161		$88,434		$-
(48,089)		(27,164)		(28,382)
424,072		61,270		(28,382)

-		21,234		-
-		77,807		(174,730)
-		99,041		(174,730)

-		799,251		1,607,526

$424,072		$959,562		$1,404,414

Money Market		Balanced		Capital App

2023	2022	2023	2022	2023	2022

$424,072	$90,021	$61,270	$41,445	$(28,382)	$(25,404)
-	-	99,041	388,724	(174,730)	252,209
-	-	799,251	(1,260,012)	1,607,526	(2,000,378)

424,072	90,021	959,562	(829,843)	1,404,414	(1,773,573)

1,556,489	1,498,565	255,456	264,667	613,063	695,585
4,130,724	8,758,702	(54,975)	(185,370)	70,051	(96,700)
(6,269,959)	(8,068,561)	(159,610)	(310,922)	(122,520)	(3,112)
(920,699)	(902,161)	(318,448)	(319,530)	(149,997)	(139,986)
(1,503,445)	1,286,545	(277,577)	(551,155)	410,597	455,787

(1,079,373)	1,376,566	681,985	(1,380,998)	1,815,011	(1,317,786)
10,826,448	9,449,882	5,788,595	7,169,593	3,302,750	4,620,536
$9,747,075	$10,826,448	$6,470,580	$5,788,595	$5,117,761	$3,302,750

FS-18

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Utilities

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$324,821
Mortality and expense risk charge	(41,437)
Net investment income(loss)	283,384

Realized gain(loss) on investments:
Net realized gain distributions	502,611
Net realized gain(loss) on sale of fund shares	103,950
Net realized gain(loss)	606,561

Change in unrealized appreciation/depreciation	(1,158,997)

Net increase(decrease) in net assets resulting
from operations	$(269,052)

	Utilities

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$283,384	$191,784
Net realized gain(loss)	606,561	666,638
Net change in unrealized appreciation/depreciation	(1,158,997)	(862,165)
Net increase(decrease) in net assets resulting
from operations	(269,052)	(3,743)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	346,619	365,619
Subaccounts transfers (including fixed account), net	(261,740)	(82,880)
Transfers for policyowner benefits and terminations	(247,881)	(343,941)
Policyowner maintenance charges	(470,781)	(496,723)
Net increase(decrease) from policyowner transactions	(633,783)	(557,925)

Total increase(decrease) in net assets	(902,835)	(561,668)
Net assets at beginning of period	9,826,107	10,387,775
Net assets at end of period	$8,923,272	$9,826,107

The accompanying notes are an integral part of these financial statements.

FS-19

MFS
New
Discovery		Total Return		Value

2023		2023		2023

$-		$16,947		$19,240
(19,031)		(3,901)		(7,970)
(19,031)		13,046		11,270

-		35,295		80,872
(291,510)		(4,215)		(1,310)
(291,510)		31,080		79,562

938,311		30,808		(10,781)

$627,770		$74,934		$80,051

New Discovery		Total Return		Value

2023	2022	2023	2022	2023	2022

$(19,031)	$(20,514)	$13,046	$10,265	$11,270	$9,062
(291,510)	1,470,813	31,080	76,362	79,562	69,186
938,311	(3,513,056)	30,808	(178,086)	(10,781)	(152,554)

627,770	(2,062,757)	74,934	(91,459)	80,051	(74,306)

128,237	155,556	58,230	60,487	117,204	98,752
(68,184)	44,779	(92,611)	(250)	(9,820)	28,598
(105,143)	(226,746)	(7,087)	(20,996)	(53,932)	(1,359)
(194,477)	(200,633)	(44,657)	(43,649)	(29,482)	(27,020)
(239,567)	(227,044)	(86,125)	(4,408)	23,970	98,971

388,203	(2,289,801)	(11,191)	(95,867)	104,021	24,665
4,631,416	6,921,217	832,930	928,797	1,112,155	1,087,490
$5,019,619	$4,631,416	$821,739	$832,930	$1,216,176	$1,112,155

FS-20

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Strategic

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$59,697
Mortality and expense risk charge	(6,643)
Net investment income(loss)	53,054

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(37,469)
Net realized gain(loss)	(37,469)

Change in unrealized appreciation/depreciation	91,308

Net increase(decrease) in net assets resulting
from operations	$106,893

	Strategic

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$53,054	$52,713
Net realized gain(loss)	(37,469)	(11,798)
Net change in unrealized appreciation/depreciation	91,308	(315,192)
Net increase(decrease) in net assets resulting
from operations	106,893	(274,277)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	100,685	101,143
Subaccounts transfers (including fixed account), net	17,367	(41,635)
Transfers for policyowner benefits and terminations	(82,051)	(91,932)
Policyowner maintenance charges	(123,944)	(124,161)
Net increase(decrease) from policyowner transactions	(87,943)	(156,585)

Total increase(decrease) in net assets	18,950	(430,862)
Net assets at beginning of period	1,579,287	2,010,149
Net assets at end of period	$1,598,237	$1,579,287

The accompanying notes are an integral part of these financial statements.

FS-21

MFS				Van Kampen
		Global		Emerging
Research		Real Estate		Markets

2023		2023		2023

$65,589		$55		$143,248
(22,639)		(24)		(33,577)
42,950		31		109,671

-		446		155,061
13,412		(21)		(155,358)
13,412		425		(297)

689,939		(32)		850,969

$746,301		$424		$960,343

Research		Global Real Estate		Emerging Markets

2023	2022	2023	2022	2023	2022

$42,950	$87,651	$31	$8	$109,671	$980
13,412	132,602	425	39	(297)	900,911
689,939	(1,511,153)	(32)	(210)	850,969	(3,714,378)

746,301	(1,290,900)	424	(163)	960,343	(2,812,487)

456,202	442,996	2,094	178	636,017	673,180
52,944	128,204	5,121	816	(56,661)	541,666
(272,408)	(234,841)	-	-	(323,414)	(354,090)
(307,032)	(309,914)	(272)	(94)	(454,013)	(466,147)
(70,294)	26,445	6,943	900	(198,071)	394,609

676,007	(1,264,455)	7,367	737	762,272	(2,417,878)
5,943,731	7,208,186	887	150	8,507,290	10,925,168
$6,619,738	$5,943,731	$8,254	$887	$9,269,562	$8,507,290

FS-22

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Van Kampen

	Intl. Magnum

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$22,301
Mortality and expense risk charge	(5,454)
Net investment income(loss)	16,847

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(24,743)
Net realized gain(loss)	(24,743)

Change in unrealized appreciation/depreciation	178,455

Net increase(decrease) in net assets resulting
from operations	$170,559

	Intl. Magnum

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$16,847	$(5,998)
Net realized gain(loss)	(24,743)	220,430
Net change in unrealized appreciation/depreciation	178,455	(500,481)
Net increase(decrease) in net assets resulting
from operations	170,559	(286,049)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	70,363	68,979
Subaccounts transfers (including fixed account), net	10,626	(33,457)
Transfers for policyowner benefits and terminations	(78,737)	(63,021)
Policyowner maintenance charges	(62,447)	(62,126)
Net increase(decrease) from policyowner transactions	(60,195)	(89,625)

Total increase(decrease) in net assets	110,364	(375,674)
Net assets at beginning of period	1,288,030	1,663,704
Net assets at end of period	$1,398,394	$1,288,030

The accompanying notes are an integral part of these financial statements.

FS-23

Van Kampen		Calvert
U.S. Real
Estate		Balanced		Mid Cap

2023		2023		2023

$244,555		$23,004		$849
(37,351)		(5,318)		(1,281)
207,204		17,686		(432)

-		5,511		-
(137,119)		(742)		(3,918)
(137,119)		4,769		(3,918)

1,417,685		193,767		51,680

$1,487,770		$216,222		$47,330

U.S. Real Estate		Balanced		Mid Cap

2023	2022	2023	2022	2023	2022

$207,204	$92,860	$17,686	$10,926	$(432)	$(1,386)
(137,119)	2,633,624	4,769	148,276	(3,918)	97,152
1,417,685	(6,491,800)	193,767	(416,256)	51,680	(208,933)

1,487,770	(3,765,316)	216,222	(257,054)	47,330	(113,167)

737,395	765,835	173,940	163,164	1,163	1,074
323,417	(394,538)	(40,204)	(17,264)	(38)	(22,596)
(399,872)	(426,394)	(43,568)	(40,435)	(4,074)	(6,569)
(597,466)	(637,311)	(76,856)	(77,859)	(16,202)	(18,055)
63,474	(692,408)	13,312	27,606	(19,151)	(46,146)

1,551,244	(4,457,724)	229,534	(229,448)	28,179	(159,313)
10,323,057	14,780,781	1,310,806	1,540,254	430,446	589,759
$11,874,301	$10,323,057	$1,540,340	$1,310,806	$458,625	$430,446

FS-24

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	American Century
	Income &
	Growth

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$209,727
Mortality and expense risk charge	(42,146)
Net investment income(loss)	167,581

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(166,018)
Net realized gain(loss)	(166,018)

Change in unrealized appreciation/depreciation	1,116,988

Net increase(decrease) in net assets resulting
from operations	$1,118,551

	Income & Growth

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$167,581	$198,382
Net realized gain(loss)	(166,018)	3,439,853
Net change in unrealized appreciation/depreciation	1,116,988	(5,699,733)
Net increase(decrease) in net assets resulting
from operations	1,118,551	(2,061,498)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	775,898	821,911
Subaccounts transfers (including fixed account), net	487,224	(634,397)
Transfers for policyowner benefits and terminations	(587,348)	(496,089)
Policyowner maintenance charges	(632,288)	(665,674)
Net increase(decrease) from policyowner transactions	43,486	(974,249)

Total increase(decrease) in net assets	1,162,037	(3,035,747)
Net assets at beginning of period	13,210,319	16,246,066
Net assets at end of period	$14,372,356	$13,210,319

The accompanying notes are an integral part of these financial statements.

FS-25

American Century				AIM
				Intl.
Value		Mid Cap		Growth

2023		2023		2023

$1,194		$184,880		$11,562
(100)		(37,710)		(23,434)
1,094		147,170		(11,872)

3,931		852,473		4,329
947		(8,929)		(59,312)
4,878		843,544		(54,983)

(1,690)		(519,629)		1,014,316

$4,282		$471,085		$947,461

Value		Mid Cap		Intl. Growth

2023	2022	2023	2022	2023	2022

$1,094	$986	$147,170	$133,894	$(11,872)	$72,593
4,878	8,858	843,544	1,162,447	(54,983)	609,548
(1,690)	(9,565)	(519,629)	(1,429,062)	1,014,316	(1,989,437)

4,282	279	471,085	(132,721)	947,461	(1,307,296)

2,714	2,498	783,238	751,710	421,550	431,084
2,103	(3,492)	456,983	(700,074)	(144,060)	456
(2,445)	(6,198)	(240,008)	(223,483)	(225,694)	(376,735)
(3,241)	(3,501)	(377,481)	(384,069)	(266,801)	(268,765)
(869)	(10,693)	622,732	(555,916)	(215,005)	(213,960)

3,413	(10,414)	1,093,817	(688,637)	732,456	(1,521,256)
49,778	60,192	7,629,177	8,317,814	5,439,331	6,960,587
$53,191	$49,778	$8,722,994	$7,629,177	$6,171,787	$5,439,331

FS-26

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Global

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$11,026
Mortality and expense risk charge	(3,716)
Net investment income(loss)	7,310

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(18,526)
Net realized gain(loss)	(18,526)

Change in unrealized appreciation/depreciation	74,302

Net increase(decrease) in net assets resulting
from operations	$63,086

	Global

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$7,310	$19,403
Net realized gain(loss)	(18,526)	(10,784)
Net change in unrealized appreciation/depreciation	74,302	(258,922)
Net increase(decrease) in net assets resulting
from operations	63,086	(250,303)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	53,450	63,260
Subaccounts transfers (including fixed account), net	53,198	(82,204)
Transfers for policyowner benefits and terminations	(47,794)	(17,190)
Policyowner maintenance charges	(37,725)	(43,772)
Net increase(decrease) from policyowner transactions	21,129	(79,906)

Total increase(decrease) in net assets	84,215	(330,209)
Net assets at beginning of period	696,221	1,026,430
Net assets at end of period	$780,436	$696,221

The accompanying notes are an integral part of these financial statements.

FS-27

AIM
				Discovery
Small Cap		Global Value		Mid Cap

2023		2023		2023

$-		$15,447		$-
(4,992)		(8,755)		(5,196)
(4,992)		6,692		(5,196)

13,781		1,987		-
(27,165)		(27,291)		(52,029)
(13,384)		(25,304)		(52,029)

122,794		538,088		272,093

$104,418		$519,476		$214,868

Small Cap		Global Value		Mid Cap Growth

2023	2022	2023	2022	2023	2022

$(4,992)	$(4,940)	$6,692	$152	$(5,196)	$(5,972)
(13,384)	128,445	(25,304)	153,595	(52,029)	529,280
122,794	(303,770)	538,088	(894,517)	272,093	(1,330,795)

104,418	(180,265)	519,476	(740,770)	214,868	(807,487)

79,763	94,447	114,631	121,349	54,650	55,871
18,937	(53,786)	(39,600)	8,584	(53,150)	40,849
(66,553)	(2,317)	(109,211)	(146,530)	(82,423)	(71,664)
(28,130)	(29,922)	(128,014)	(126,826)	(61,704)	(67,454)
4,017	8,422	(162,194)	(143,423)	(142,627)	(42,398)

108,435	(171,843)	357,282	(884,193)	72,241	(849,885)
682,983	854,826	2,508,457	3,392,650	1,748,197	2,598,082
$791,418	$682,983	$2,865,739	$2,508,457	$1,820,438	$1,748,197

FS-28

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	AIM
	Global
	Securities

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$5,903
Mortality and expense risk charge	(17,372)
Net investment income(loss)	(11,469)

Realized gain(loss) on investments:
Net realized gain distributions	298,498
Net realized gain(loss) on sale of fund shares	(38,998)
Net realized gain(loss)	259,500

Change in unrealized appreciation/depreciation	474,528

Net increase(decrease) in net assets resulting
from operations	$722,559

	Global Securities

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(11,469)	$(14,899)
Net realized gain(loss)	259,500	389,767
Net change in unrealized appreciation/depreciation	474,528	(1,259,851)
Net increase(decrease) in net assets resulting
from operations	722,559	(884,983)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	445,657	482,924
Subaccounts transfers (including fixed account), net	(145,657)	(64,076)
Transfers for policyowner benefits and terminations	(103,377)	(2,426)
Policyowner maintenance charges	(109,664)	(102,571)
Net increase(decrease) from policyowner transactions	86,959	313,851

Total increase(decrease) in net assets	809,518	(571,132)
Net assets at beginning of period	2,118,967	2,690,099
Net assets at end of period	$2,928,485	$2,118,967

The accompanying notes are an integral part of these financial statements.

FS-29

Summit
S&P		Russell		Nasdaq-100
MidCap		Small Cap		Index

2023		2023		2023

$456,196		$248,205		$61,305
(154,083)		(129,657)		(73,795)
302,113		118,548		(12,490)

1,539,330		15,813		-
526,660		(17,531)		1,240,715
2,065,990		(1,718)		1,240,715

3,042,673		4,221,962		6,572,146

$5,410,776		$4,338,792		$7,800,371

S&P MidCap		Russell Small Cap		Nasdaq-100 Index

2023	2022	2023	2022	2023	2022

$302,113	$188,823	$118,548	$102,434	$(12,490)	$(41,923)
2,065,990	4,638,250	(1,718)	3,141,596	1,240,715	1,645,501
3,042,673	(10,723,188)	4,221,962	(10,543,772)	6,572,146	(9,033,890)

5,410,776	(5,896,115)	4,338,792	(7,299,742)	7,800,371	(7,430,312)

1,652,167	1,708,570	1,650,139	1,696,067	1,085,664	986,744
(79,820)	(784,098)	(90,087)	97,438	(959,699)	637,812
(1,456,333)	(1,201,100)	(826,713)	(995,253)	(797,563)	(861,192)
(1,604,800)	(1,642,972)	(1,261,455)	(1,297,051)	(797,336)	(754,535)
(1,488,786)	(1,919,600)	(528,116)	(498,799)	(1,468,934)	8,829

3,921,990	(7,815,715)	3,810,676	(7,798,541)	6,331,437	(7,421,483)
35,478,561	43,294,276	27,140,925	34,939,466	15,268,537	22,690,020
$39,400,551	$35,478,561	$30,951,601	$27,140,925	$21,599,974	$15,268,537

FS-30

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	EAFE Intl.

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$345,954
Mortality and expense risk charge	(49,795)
Net investment income(loss)	296,159

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	106,535
Net realized gain(loss)	106,535

Change in unrealized appreciation/depreciation	1,443,216

Net increase(decrease) in net assets resulting
from operations	$1,845,910

	EAFE Intl.

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$296,159	$349,385
Net realized gain(loss)	106,535	99,452
Net change in unrealized appreciation/depreciation	1,443,216	(2,390,380)
Net increase(decrease) in net assets resulting
from operations	1,845,910	(1,941,543)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	841,551	869,668
Subaccounts transfers (including fixed account), net	(253,974)	(117,229)
Transfers for policyowner benefits and terminations	(446,155)	(387,985)
Policyowner maintenance charges	(493,284)	(490,181)
Net increase(decrease) from policyowner transactions	(351,862)	(125,727)

Total increase(decrease) in net assets	1,494,048	(2,067,270)
Net assets at beginning of period	10,925,083	12,992,353
Net assets at end of period	$12,419,131	$10,925,083

The accompanying notes are an integral part of these financial statements.

FS-31

Summit

Barclays		S&P 500		Moderate

2023		2023		2023

$241,926		$1,469,032		$43,576
(26,420)		(474,189)		(9,729)
215,506		994,843		33,847

-		5,424,262		163,126
(96,565)		1,929,797		8,478
(96,565)		7,354,059		171,604

317,463		15,827,378		126,207

$436,404		$24,176,280		$331,658

Barclays		S&P 500		Moderate

2023	2022	2023	2022	2023	2022

$215,506	$213,371	$994,843	$834,204	$33,847	$21,933
(96,565)	(86,795)	7,354,059	10,548,170	171,604	118,747
317,463	(1,450,642)	15,827,378	(34,868,774)	126,207	(659,554)

436,404	(1,324,066)	24,176,280	(23,486,400)	331,658	(518,874)

601,491	633,967	4,509,366	4,694,316	182,403	193,883
405,212	(392,635)	(2,183,636)	(1,659,411)	30,343	(118,464)
(442,143)	(319,726)	(3,811,102)	(4,511,882)	(112,021)	(97,487)
(525,055)	(547,491)	(4,904,237)	(4,839,822)	(167,690)	(173,709)
39,505	(625,885)	(6,389,609)	(6,316,799)	(66,965)	(195,777)

475,909	(1,949,951)	17,786,671	(29,803,199)	264,693	(714,651)
8,570,824	10,520,775	98,306,890	128,110,089	2,896,434	3,611,085
$9,046,733	$8,570,824	$116,093,561	$98,306,890	$3,161,127	$2,896,434

FS-32

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	Growth

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,742
Mortality and expense risk charge	(931)
Net investment income(loss)	811

Realized gain(loss) on investments:
Net realized gain distributions	10,735
Net realized gain(loss) on sale of fund shares	1,168
Net realized gain(loss)	11,903

Change in unrealized appreciation/depreciation	6,575

Net increase(decrease) in net assets resulting
from operations	$19,289

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$811	$101
Net realized gain(loss)	11,903	1,461
Net change in unrealized appreciation/depreciation	6,575	(8,586)
Net increase(decrease) in net assets resulting
from operations	19,289	(7,024)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	20,210	13,056
Subaccounts transfers (including fixed account), net	(5,269)	75,268
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	(5,025)	(4,136)
Net increase(decrease) from policyowner transactions	9,916	84,188

Total increase(decrease) in net assets	29,205	77,164
Net assets at beginning of period	121,190	44,026
Net assets at end of period	$150,395	$121,190

The accompanying notes are an integral part of these financial statements.

FS-33

Summit		Third Avenue		Dreyfus

Mod. Growth		Value		MidCap

2023		2023		2023

$71,165		$224,600		$8,567
(19,209)		(27,681)		(2,976)
51,956		196,919		5,591

319,535		624,868		50,322
18,602		371,580		(21,816)
338,137		996,448		28,506

258,992		601,634		193,286

$649,085		$1,795,001		$227,383

Mod. Growth		Value		MidCap

2023	2022	2023	2022	2023	2022

$51,956	$28,395	$196,919	$100,440	$5,591	$3,172
338,137	218,303	996,448	220,467	28,506	374,289
258,992	(1,156,261)	601,634	799,913	193,286	(620,829)

649,085	(909,563)	1,795,001	1,120,820	227,383	(243,368)

384,408	386,411	615,136	627,735	51,946	55,862
143,037	(304,869)	(237,236)	(42,599)	(20,671)	(81,094)
(190,664)	(207,496)	(407,159)	(212,521)	(84,415)	(38,694)
(258,424)	(263,912)	(664,498)	(643,488)	(62,216)	(65,256)
78,357	(389,866)	(693,757)	(270,873)	(115,356)	(129,182)

727,442	(1,299,429)	1,101,244	849,947	112,027	(372,550)
4,832,949	6,132,378	9,016,957	8,167,010	1,361,675	1,734,225
$5,560,391	$4,832,949	$10,118,201	$9,016,957	$1,473,702	$1,361,675

FS-34

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Scudder
	Small
	Mid Value

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$16,210
Mortality and expense risk charge	(7,837)
Net investment income(loss)	8,373

Realized gain(loss) on investments:
Net realized gain distributions	54,434
Net realized gain(loss) on sale of fund shares	(24,168)
Net realized gain(loss)	30,266

Change in unrealized appreciation/depreciation	153,722

Net increase(decrease) in net assets resulting
from operations	$192,361

	Small Mid Value

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$8,373	$4,095
Net realized gain(loss)	30,266	40,442
Net change in unrealized appreciation/depreciation	153,722	(304,437)
Net increase(decrease) in net assets resulting
from operations	192,361	(259,900)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	170,156	179,990
Subaccounts transfers (including fixed account), net	19,897	(342,265)
Transfers for policyowner benefits and terminations	(80,195)	(22,975)
Policyowner maintenance charges	(59,186)	(56,266)
Net increase(decrease) from policyowner transactions	50,672	(241,516)

Total increase(decrease) in net assets	243,033	(501,416)
Net assets at beginning of period	1,340,919	1,842,335
Net assets at end of period	$1,583,952	$1,340,919

The accompanying notes are an integral part of these financial statements.

FS-35

Scudder				Neuberger Berman
		Capital
Thematic		Growth		Regency

2023		2023		2023

$4,051		$264		$6,154
(1,618)		(2,457)		(3,144)
2,433		(2,193)		3,010

-		14,535		31,056
9,979		473		(32,500)
9,979		15,008		(1,444)

26,947		96,350		50,966

$39,359		$109,165		$52,532

Thematic		Capital Growth		Regency

2023	2022	2023	2022	2023	2022

$2,433	$1,691	$(2,193)	$(1,479)	$3,010	$59
9,979	5,838	15,008	38,336	(1,444)	95,213
26,947	(128,495)	96,350	(130,683)	50,966	(153,638)

39,359	(120,966)	109,165	(93,826)	52,532	(58,366)

18,210	17,094	92,121	51,413	30,403	52,011
(2,898)	14,144	47,593	8,386	17,699	(282,379)
(2,263)	(21,106)	(15,737)	(4,148)	(6,955)	(2,869)
(17,357)	(15,763)	(22,465)	(15,108)	(20,879)	(20,852)
(4,308)	(5,631)	101,512	40,543	20,268	(254,089)

35,051	(126,597)	210,677	(53,283)	72,800	(312,455)
294,129	420,726	234,992	288,275	528,483	840,938
$329,180	$294,129	$445,669	$234,992	$601,283	$528,483

FS-36

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Neuberger Berman

	Equity

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,004
Mortality and expense risk charge	(2,000)
Net investment income(loss)	(996)

Realized gain(loss) on investments:
Net realized gain distributions	4,739
Net realized gain(loss) on sale of fund shares	2,534
Net realized gain(loss)	7,273

Change in unrealized appreciation/depreciation	61,399

Net increase(decrease) in net assets resulting
from operations	$67,676

	Equity

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(996)	$(836)
Net realized gain(loss)	7,273	37,521
Net change in unrealized appreciation/depreciation	61,399	(109,597)
Net increase(decrease) in net assets resulting
from operations	67,676	(72,912)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	18,391	20,623
Subaccounts transfers (including fixed account), net	13,301	(36,529)
Transfers for policyowner benefits and terminations	(56,362)	(1,419)
Policyowner maintenance charges	(6,685)	(7,170)
Net increase(decrease) from policyowner transactions	(31,355)	(24,495)

Total increase(decrease) in net assets	36,321	(97,407)
Net assets at beginning of period	292,778	390,185
Net assets at end of period	$329,099	$292,778

The accompanying notes are an integral part of these financial statements.

FS-37

T. Rowe				Franklin Templeton
		Equity
Blue Chip		Income		Income

2023		2023		2023

$-		$8,771		$28,017
(58,918)		(3,257)		(3,007)
(58,918)		5,514		25,010

-		19,910		33,965
406,007		(2,481)		(4,513)
406,007		17,429		29,452

4,977,457		15,118		(12,893)

$5,324,546		$38,061		$41,569

Blue Chip		Equity Income		Income

2023	2022	2023	2022	2023	2022

$(58,918)	$(58,244)	$5,514	$5,054	$25,010	$22,549
406,007	742,037	17,429	25,568	29,452	12,988
4,977,457	(6,974,508)	15,118	(56,561)	(12,893)	(68,794)

5,324,546	(6,290,715)	38,061	(25,939)	41,569	(33,257)

1,150,114	1,171,286	25,710	34,262	32,815	34,996
(752,645)	2,091,813	(46,748)	(18,729)	469	31,290
(424,421)	(310,897)	(19,926)	(862)	(23,129)	(18,850)
(672,580)	(623,904)	(8,516)	(11,035)	(31,893)	(32,806)
(699,532)	2,328,298	(49,480)	3,636	(21,738)	14,630

4,625,014	(3,962,417)	(11,419)	(22,303)	19,831	(18,627)
11,138,861	15,101,278	499,253	521,556	544,868	563,495
$15,763,875	$11,138,861	$487,834	$499,253	$564,699	$544,868

FS-38

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Franklin Templeton

	Global Bond

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(11,057)
Net investment income(loss)	(11,057)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(43,939)
Net realized gain(loss)	(43,939)

Change in unrealized appreciation/depreciation	146,079

Net increase(decrease) in net assets resulting
from operations	$91,083

	Global Bond

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(11,057)	$(14,176)
Net realized gain(loss)	(43,939)	(153,431)
Net change in unrealized appreciation/depreciation	146,079	(27,015)
Net increase(decrease) in net assets resulting
from operations	91,083	(194,622)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	234,360	244,729
Subaccounts transfers (including fixed account), net	257,660	(341,558)
Transfers for policyowner benefits and terminations	(114,589)	(130,397)
Policyowner maintenance charges	(194,013)	(201,508)
Net increase(decrease) from policyowner transactions	183,418	(428,734)

Total increase(decrease) in net assets	274,501	(623,356)
Net assets at beginning of period	3,232,524	3,855,880
Net assets at end of period	$3,507,025	$3,232,524

The accompanying notes are an integral part of these financial statements.

FS-39

Ivy				Pimco
				Total
Science		Balanced		Return

2023		2023		2023

$-		$1,455		$73,731
(9,854)		(828)		(10,065)
(9,854)		627		63,666

74,885		-		-
(87,662)		(9,789)		(59,072)
(12,777)		(9,789)		(59,072)

474,399		37,450		108,713

$451,768		$28,288		$113,307

Science		Balanced		Total Return

2023	2022	2023	2022	2023	2022

$(9,854)	$(9,513)	$627	$1,241	$63,666	$53,240
(12,777)	95,568	(9,789)	64,397	(59,072)	(129,831)
474,399	(670,647)	37,450	(98,479)	108,713	(361,203)

451,768	(584,592)	28,288	(32,841)	113,307	(437,794)

197,588	183,453	7,486	7,692	135,553	152,720
(64,756)	(117,399)	14,778	(2,400)	146,715	(389,042)
(36,196)	(3,429)	-	(6,273)	(107,139)	(257,095)
(61,778)	(57,090)	(4,891)	(4,685)	(132,822)	(139,815)
34,858	5,535	17,373	(5,666)	42,307	(633,232)

486,626	(579,057)	45,661	(38,507)	155,614	(1,071,026)
1,199,065	1,778,122	165,598	204,105	2,036,627	3,107,653
$1,685,691	$1,199,065	$211,259	$165,598	$2,192,241	$2,036,627

FS-40

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Pimco
	Low
	Duration

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$36,321
Mortality and expense risk charge	(4,164)
Net investment income(loss)	32,157

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(24,632)
Net realized gain(loss)	(24,632)

Change in unrealized appreciation/depreciation	37,425

Net increase(decrease) in net assets resulting
from operations	$44,950

	Low Duration

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$32,157	$12,818
Net realized gain(loss)	(24,632)	(10,599)
Net change in unrealized appreciation/depreciation	37,425	(74,034)
Net increase(decrease) in net assets resulting
from operations	44,950	(71,815)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	38,112	50,433
Subaccounts transfers (including fixed account), net	53,069	17,363
Transfers for policyowner benefits and terminations	(53,735)	(33,683)
Policyowner maintenance charges	(41,232)	(47,419)
Net increase(decrease) from policyowner transactions	(3,786)	(13,306)

Total increase(decrease) in net assets	41,164	(85,121)
Net assets at beginning of period	1,011,887	1,097,008
Net assets at end of period	$1,053,051	$1,011,887

The accompanying notes are an integral part of these financial statements.

FS-41

Pimco		Ibbotson
Real
Return		Balanced		Growth

2023		2023		2023

$1,555		$6,847		$3,599
(188)		(1,000)		(840)
1,367		5,847		2,759

-		7,969		4,659
(1,745)		(2,717)		101
(1,745)		5,252		4,760

2,430		29,691		19,162

$2,052		$40,790		$26,681

Real Return		Balanced		Growth

2023	2022	2023	2022	2023	2022

$1,367	$4,480	$5,847	$4,513	$2,759	$2,190
(1,745)	(1,722)	5,252	8,164	4,760	7,392
2,430	(13,880)	29,691	(79,292)	19,162	(39,331)

2,052	(11,122)	40,790	(66,615)	26,681	(29,749)

2,845	4,118	28,139	34,402	50,783	50,436
11,313	(98,636)	1,023	1,911	7,586	(7,782)
(10,039)	-	(1,738)	(58,329)	(9,375)	(7,271)
(1,166)	(1,827)	(44,519)	(68,344)	(43,632)	(41,745)
2,953	(96,345)	(17,095)	(90,360)	5,362	(6,362)

5,005	(107,467)	23,695	(156,975)	32,043	(36,111)
59,021	166,488	337,156	494,131	177,277	213,388
$64,026	$59,021	$360,851	$337,156	$209,320	$177,277

FS-42

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Ibbotson

	Income

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$6,081
Mortality and expense risk charge	(1,398)
Net investment income(loss)	4,683

Realized gain(loss) on investments:
Net realized gain distributions	2,828
Net realized gain(loss) on sale of fund shares	(1,208)
Net realized gain(loss)	1,620

Change in unrealized appreciation/depreciation	20,966

Net increase(decrease) in net assets resulting
from operations	$27,269

	Income

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$4,683	$3,431
Net realized gain(loss)	1,620	9,268
Net change in unrealized appreciation/depreciation	20,966	(56,863)
Net increase(decrease) in net assets resulting
from operations	27,269	(44,164)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	8,070	8,356
Subaccounts transfers (including fixed account), net	843	2,640
Transfers for policyowner benefits and terminations	(117)	(31,666)
Policyowner maintenance charges	(12,144)	(13,749)
Net increase(decrease) from policyowner transactions	(3,348)	(34,419)

Total increase(decrease) in net assets	23,921	(78,583)
Net assets at beginning of period	273,468	352,051
Net assets at end of period	$297,389	$273,468

The accompanying notes are an integral part of these financial statements.

FS-43

American Funds

IS New World

2023

$652
(275)
377

-
(94)
(94)

4,541

$4,824

IS New World

2023	2022

$377	$84
(94)	(3,277)
4,541	(1,797)

4,824	(4,990)

9,328	7,340
25,404	(18,518)
-	-
(3,563)	(1,581)
31,169	(12,759)

35,993	(17,749)
11,034	28,783
$47,027	$11,034

FS-44

AMERITAS VARIABLE SEPARATE ACCOUNT V NOTES TO FINANCIAL STATEMENTS FOR THE PERIODS ENDED DECEMBER 31, 2023 AND 2022

1. ORGANIZATION

Ameritas Variable Separate Account V (the "Account") began operations during 1986. It operates as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The statements of operations and changes in net assets, financial highlights, and the related notes for each of the subaccounts listed below, are presented for the periods noted in the financial statements and notes, except for those subaccounts with commencement dates occurring during the period as referenced below.  For those subaccounts with commencement dates during the respective period, the financial statements and the notes are presented from the commencement date forward. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable life products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2023, there are seventy subaccounts available within the Account listed as follows:

Fidelity Management & Research	Massachusetts Financial Services
Company LLC	Company
(Advisor)	MFS
Fidelity (Fund Series short cite)	*Utilities
*Equity-Income IC (subaccount short cite)	*New Discovery
*Equity-Income SC	*Total Return
*Growth IC	*Value
*Growth SC	*Strategic
*High Income IC	*Research
*High Income SC	*Global Real Estate
*Overseas IC	(Commenced December 15, 2020)
*Overseas SC
*Asset Mgr. IC	Morgan Stanley Investment
*Asset Mgr. SC	Management Inc.
*Inv. Bond IC	Van Kampen
*Contrafund IC	*Emerging Markets
*Contrafund SC	*Intl. Magnum
*Asset Mgr. Gr. IC	*U.S. Real Estate
*Asset Mgr. Gr. SC
*Mid Cap IC	Calvert Research and Management
*Strategic IC	Calvert
*Money Market	*Balanced
*Mid Cap
Fred Alger Management, LLC
Alger
*Balanced
*Capital App

FS-45

1. ORGANIZATION, continued

American Century Investment	Neuberger Berman Investment Advisers LLC
Management, Inc.	Neuberger Berman
American Century	*Regency
*Income & Growth	*Equity
*Value	(Commenced April 29, 2019)
*Mid Cap
T. Rowe Price Associates, Inc.
Invesco Advisers, Inc.	T. Rowe
AIM	*Blue Chip
*Intl. Growth	*Equity Income
*Global
*Small Cap	Franklin Advisers, Inc.
*Global Value	Franklin Templeton
*Discovery Mid Cap	*Income
(Commenced April 30, 2020)	*Global Bond
*Global Securities
Delaware Management Company
Calvert Research and Management	Ivy
(See Note 3)	*Science
Summit	*Balanced
*S&P MidCap
*Russell Small Cap	Pacific Investment Management
*Nasdaq-100 Index	Company LLC
*EAFE Intl.	Pimco
*Barclays	*Total Return
*S&P 500	*Low Duration
*Moderate	*Real Return
*Growth
*Mod. Growth	ALPS Advisors, Inc.
Ibbotson
Third Avenue Management LLC	*Balanced
Third Avenue	*Growth
*Value	*Income

BNY Mellon Investment Advisor, Inc.	Capital Research and Management Company (SM)
Dreyfus	American Funds
*MidCap	*IS New World
(Commenced August 25, 2020)
DWS Investment Management Americas, Inc.
Scudder
*Small Mid Value
*Thematic
*Capital Growth

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets

FS-46

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable life separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners’ units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FS-47

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, continued

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3. RELATED PARTIES

Ameritas Investment Partners, Inc., an affiliate of the Company, provides sub-advisor services to certain portfolios of the Summit funds for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2023 and 2022, as follows:

Sub-Advisor Fee %
Summit:
S&P MidCap	.050
Russell Small Cap	.050
Nasdaq-100 Index	.050
Barclays	.050
S&P 500.050
Moderate	.050
Growth	.050
Mod. Growth	.050

FS-48

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended

December 31, 2023 were as follows:

	Purchases	Sales
Fidelity:
Equity-Income IC	$1,322,918	$2,144,042
Equity-Income SC	27,342	98,806
Growth IC	2,314,197	3,381,171
Growth SC	60,499	170,491
High Income IC	1,008,719	580,136
High Income SC	13,446	15,307
Overseas IC	608,657	1,286,865
Overseas SC	27,615	21,137
Asset Mgr. IC	411,842	705,885
Asset Mgr. SC	2,962	4,280
Inv. Bond IC	984,002	637,157
Contrafund IC	1,920,473	3,076,510
Contrafund SC	65,375	212,724
Asset Mgr. Gr. IC	102,117	160,207
Asset Mgr. Gr. SC	10,385	6,236
Mid Cap IC	381,499	735,349
Strategic IC	16,689	9,436
Money Market	9,887,268	10,966,641

Alger:
Balanced	224,901	419,974
Capital App	1,121,228	739,013

MFS:
Utilities	985,040	832,828
New Discovery	419,102	677,700
Total Return	126,065	163,850
Value	343,602	227,490
Strategic	139,320	174,209
Research	544,883	572,227
Global Real Estate	7,576	157

Van Kampen:
Emerging Markets	1,073,350	1,006,688
Intl. Magnum	58,578	101,927
U.S. Real Estate	848,681	578,003

Calvert:
Balanced	225,171	188,662
Mid Cap	733	20,317

FS-49

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
American Century:
Income & Growth	$1,027,198	$816,131
Value	7,991	3,836
Mid Cap	2,158,470	536,097

AIM:
Intl. Growth	925,509	1,148,057
Global	121,852	93,413
Small Cap	165,693	152,887
Global Value	58,905	212,419
Discovery Mid Cap	33,112	180,935
Global Securities	719,777	345,789

Summit:
S&P MidCap	2,886,042	2,533,385
Russell Small Cap	1,166,654	1,560,408
Nasdaq-100 Index	1,905,937	3,387,361
EAFE Intl.	766,734	822,437
Barclays	871,251	616,240
S&P 500	7,415,764	7,386,268
Moderate	348,307	218,299
Growth	35,837	14,375
Mod. Growth	704,122	254,274

Third Avenue:
Value	1,837,547	1,709,519

Dreyfus:
MidCap	487,492	546,934

Scudder:
Small Mid Value	382,763	269,285
Thematic	617,375	619,249
Capital Growth	170,272	56,417

Neuberger Berman:
Regency	244,014	189,680
Equity	53,726	81,337

T. Rowe:
Blue Chip	1,603,329	2,361,779
Equity Income	62,357	86,411

Franklin Templeton:
Income	104,904	67,667
Global Bond	334,423	162,062

FS-50

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Ivy:
Science	$415,450	$315,561
Balanced	54,010	36,009

Pimco:
Total Return	355,376	249,402
Low Duration	339,770	311,398
Real Return	15,200	10,881

Ibbotson:
Balanced	30,712	33,991
Growth	54,724	41,943
Income	14,246	10,084

American Funds:
IS New World	66,950	35,404

5. FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (“Inv. Income Ratio”), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2023, these fees range between .10 percent and 1.20 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $20 per policy monthly, depending on the product selected. On all life insurance policies, cost of insurance is charged to each policyowner monthly through the redemption of units. The cost of insurance is determined based upon several variables, including the policyowners death benefit amount and account value.

Total Return – The Total Return represents the change in the unit value reported year-to-date; however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FS-51

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity:
Equity-Income IC
2023	41.37	168.32	473,394	24,370,712	1.89	0.10	1.20	9.33	10.54
2022	37.43	153.95	512,184	23,913,154	1.89	0.10	1.20	(6.09)	(5.05)
2021	39.42	163.94	534,806	26,906,201	1.90	0.10	1.20	23.40	24.77
2020	31.59	132.85	528,738	22,790,144	1.83	0.10	1.20	5.42	6.59
2019	29.64	126.02	530,033	23,428,332	2.01	0.10	1.20	25.92	27.32

Equity-Income SC
2023	32.81	50.02	6,592	308,444	1.80	0.45	0.45	10.04	10.04
2022	23.38	45.46	8,360	360,763	1.81	0.45	0.90	(5.51)	(3.03)
2021	48.11	93.46	8,263	380,113	1.76	0.45	0.90	23.70	24.27
2020	38.71	75.55	8,880	330,242	1.74	0.45	0.90	5.59	6.07
2019	36.50	71.55	8,761	317,938	1.87	0.45	0.90	26.19	26.75

Growth IC
2023	194.79	330.72	242,360	48,932,689	0.13	0.10	1.20	34.62	36.10
2022	143.12	245.67	259,663	38,630,716	0.61	0.10	1.20	(25.36)	(24.53)
2021	189.64	329.13	274,842	54,747,646	-	0.10	1.20	21.75	23.09
2020	154.06	270.34	285,594	47,541,861	0.07	0.10	1.20	42.17	43.75
2019	107.18	190.15	296,235	35,807,187	0.26	0.10	1.20	32.71	34.18

Growth SC
2023	140.11	215.26	5,954	1,150,124	0.04	0.45	0.45	35.49	35.49
2022	103.41	158.88	6,740	973,479	0.51	0.45	0.45	(24.86)	(24.86)
2021	101.70	211.45	6,971	1,344,252	-	0.45	0.90	(1.00)	22.53
2020	172.57	185.25	7,517	1,169,708	0.06	0.45	0.90	42.46	43.10
2019	120.59	130.04	8,647	949,710	0.17	0.45	0.90	32.99	33.58

High Income IC
2023	7.04	58.99	1,307,111	11,011,186	5.69	0.10	1.20	9.16	10.37
2022	6.38	54.04	1,263,690	10,134,462	4.89	0.10	1.20	(12.43)	(11.46)
2021	7.21	61.71	1,323,221	12,730,699	5.43	0.10	1.20	3.17	4.31
2020	6.91	59.82	1,134,251	11,583,033	5.10	0.10	1.20	1.52	2.64
2019	6.73	58.92	1,022,089	11,363,416	5.16	0.10	1.20	13.73	14.99

High Income SC
2023	7.66	7.66	17,385	133,171	5.64	0.45	0.45	10.01	10.01
2022	4.37	6.96	18,583	129,394	4.93	0.45	0.90	(11.95)	(7.16)
2021	7.91	23.21	19,852	158,657	5.22	0.45	0.90	3.56	4.03
2020	7.60	22.41	18,665	157,951	4.93	0.45	0.90	1.73	2.19
2019	7.44	22.03	15,087	165,450	4.09	0.45	0.90	13.89	14.41

FS-52

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Overseas IC
2023	32.12	56.73	299,782	10,464,629	1.02	0.10	1.20	19.07	20.39
2022	26.68	47.65	323,751	9,421,533	1.09	0.10	1.20	(25.38)	(24.56)
2021	35.37	63.85	320,882	12,547,273	0.53	0.10	1.20	18.27	19.58
2020	29.58	53.99	319,296	10,820,923	0.45	0.10	1.20	14.23	15.50
2019	25.61	47.26	316,753	9,893,700	1.72	0.10	1.20	26.24	27.64

Overseas SC
2023	31.54	31.54	3,409	107,509	1.06	0.45	0.45	19.87	19.87
2022	21.58	26.31	3,228	84,925	0.64	0.45	0.45	(25.83)	(24.92)
2021	29.13	35.04	7,865	272,842	0.44	0.45	0.90	(1.62)	19.04
2020	29.44	47.15	8,004	236,874	0.35	0.45	0.90	14.46	14.98
2019	25.60	41.20	8,030	210,799	1.66	0.45	0.90	26.53	27.10

Asset Mgr. IC
2023	23.91	67.97	303,974	9,680,170	2.34	0.10	1.20	11.60	12.83
2022	21.19	60.90	322,491	9,148,147	2.03	0.10	1.20	(15.95)	(15.02)
2021	24.93	72.46	350,027	11,794,332	1.60	0.10	1.20	8.61	9.81
2020	22.70	66.72	368,541	11,538,101	1.49	0.10	1.20	13.50	14.76
2019	19.78	58.78	397,422	11,100,154	1.76	0.10	1.20	16.84	18.13

Asset Mgr. SC
2023	26.47	26.47	1,588	42,033	2.28	0.45	0.45	12.39	12.39
2022	14.16	23.55	1,688	39,767	1.01	0.45	0.45	(15.41)	(13.97)
2021	23.77	27.84	7,584	187,269	1.51	0.45	0.45	9.31	9.31
2020	21.75	25.47	7,410	167,430	1.51	0.45	0.45	14.22	14.22
2019	19.04	22.30	7,284	144,265	1.65	0.45	0.45	17.63	17.63

Inv. Bond IC
2023	14.68	35.05	701,249	10,872,061	2.61	0.10	1.20	4.94	6.10
2022	13.84	33.40	678,087	10,173,893	2.21	0.10	1.20	(14.00)	(13.05)
2021	15.92	38.83	710,479	12,622,379	2.07	0.10	1.20	(1.79)	(0.71)
2020	16.03	39.54	624,839	11,967,673	2.21	0.10	1.20	8.09	9.28
2019	14.67	36.58	611,098	11,585,436	2.71	0.10	1.20	8.36	9.56

Contrafund IC
2023	81.82	164.53	410,385	37,004,895	0.49	0.10	1.20	31.87	33.32
2022	61.37	124.77	436,636	29,816,253	0.51	0.10	1.20	(27.19)	(26.39)
2021	83.37	171.37	455,387	42,782,695	0.06	0.10	1.20	26.31	27.71
2020	65.28	135.68	455,612	35,112,410	0.25	0.10	1.20	29.01	30.44
2019	50.05	105.17	454,086	29,380,634	0.46	0.10	1.20	30.01	31.45

FS-53

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Contrafund SC
2023	86.13	97.57	13,410	1,298,359	0.37	0.45	0.45	32.74	32.74
2022	37.63	73.50	15,589	1,138,584	0.40	0.45	0.90	(26.71)	(17.09)
2021	100.29	164.23	15,878	1,586,780	0.05	0.45	0.90	26.59	27.14
2020	78.88	129.74	16,846	1,347,484	0.15	0.45	0.90	29.26	29.85
2019	60.75	100.37	17,616	1,178,497	0.36	0.45	0.90	30.27	30.86

Asset Mgr. Gr. IC
2023	28.93	48.81	65,476	1,951,922	1.81	0.10	1.20	14.99	16.25
2022	24.89	42.45	68,158	1,762,256	1.81	0.10	1.20	(17.87)	(16.96)
2021	29.97	51.69	71,491	2,277,606	1.42	0.10	1.20	12.61	13.85
2020	26.33	45.90	70,567	2,061,096	1.08	0.10	1.20	15.86	17.15
2019	22.47	39.61	73,827	2,012,659	1.59	0.10	1.20	21.36	22.71

Asset Mgr. Gr. SC
2023	32.65	32.65	8,739	285,337	1.78	0.45	0.45	15.69	15.69
2022	28.22	28.22	8,718	246,043	1.78	0.45	0.45	(17.32)	(17.32)
2021	34.14	34.14	8,684	296,446	1.36	0.45	0.45	13.38	13.38
2020	30.11	30.11	8,655	260,602	1.07	0.45	0.45	16.63	16.63
2019	19.03	25.82	8,617	222,470	1.58	0.45	0.90	4.07	22.11

Mid Cap IC
2023	62.95	91.88	34,174	2,567,659	0.60	0.10	0.70	14.28	14.96
2022	32.72	54.76	39,971	2,639,139	0.53	0.10	0.80	(14.83)	(11.38)
2021	64.29	93.49	38,368	3,048,442	0.62	0.10	0.80	24.59	25.48
2020	51.24	75.04	41,026	2,621,832	0.65	0.10	0.80	17.25	18.07
2019	43.39	64.00	41,605	2,318,931	0.86	0.10	0.80	22.47	23.33

Strategic IC
2023	12.55	19.67	4,448	84,120	4.59	0.70	0.70	8.65	8.65
2022	11.55	18.10	4,136	73,332	3.55	0.70	0.70	(11.87)	(11.87)
2021	13.11	20.54	4,651	95,528	2.50	0.70	0.70	2.08	3.02
2020	19.94	19.94	6,566	130,934	3.44	0.70	0.70	6.77	6.77
2019	18.68	18.68	6,231	116,377	3.47	0.70	0.70	10.12	10.12

Money Market
2023	0.99	1.11	9,152,615	9,747,075	4.80	0.10	1.20	3.64	4.79
2022	0.95	1.06	10,626,028	10,826,448	1.43	0.10	1.20	0.23	1.34
2021	0.95	1.04	9,364,604	9,449,882	0.01	0.10	1.20	(1.18)	(0.09)
2020	0.96	1.04	11,693,871	11,837,333	0.28	0.10	1.20	(0.88)	0.22
2019	0.97	1.04	8,720,915	8,832,387	2.00	0.10	1.20	0.80	1.91

FS-54

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Alger:
Balanced
2023	28.28	77.75	229,168	6,470,580	1.44	0.10	1.20	16.03	17.31
2022	24.10	67.01	238,915	5,788,595	1.12	0.10	1.20	(12.37)	(11.40)
2021	27.20	76.46	257,892	7,169,593	0.83	0.10	1.20	17.70	19.00
2020	22.86	64.96	233,151	5,829,264	1.27	0.10	1.20	8.91	10.12
2019	20.76	59.65	230,092	5,571,867	1.51	0.10	1.20	18.08	19.38

Capital App
2023	135.63	244.90	23,192	5,117,761	-	0.70	0.70	42.14	42.14
2022	95.42	172.30	20,554	3,302,750	-	0.70	0.70	(36.96)	(36.96)
2021	151.37	273.33	17,482	4,620,536	-	0.70	0.70	18.30	18.30
2020	127.96	231.06	17,653	4,030,895	-	0.70	0.70	35.49	40.77
2019	164.14	164.14	17,664	2,899,521	-	0.70	0.70	32.65	32.65

MFS:
Utilities
2023	46.04	121.08	173,278	8,923,272	3.54	0.10	1.20	(3.27)	(2.21)
2022	47.08	125.18	183,381	9,826,107	2.40	0.10	1.20	(0.44)	0.66
2021	46.78	125.74	190,527	10,387,775	1.74	0.10	1.20	12.73	13.98
2020	41.04	111.54	178,479	9,280,887	2.47	0.10	1.20	4.64	5.79
2019	38.79	106.60	172,795	9,471,857	4.00	0.10	1.20	23.58	24.94

New Discovery
2023	33.90	63.47	140,394	5,019,619	-	0.10	1.20	13.05	14.30
2022	29.66	56.14	146,634	4,631,416	-	0.10	1.20	(30.60)	(29.83)
2021	42.27	80.89	151,344	6,921,217	-	0.10	1.20	0.59	1.70
2020	41.56	80.42	150,609	7,567,031	-	0.10	1.20	44.14	45.74
2019	28.52	55.79	140,120	5,992,283	-	0.10	1.20	40.01	41.56

Total Return
2023	36.76	45.72	20,439	821,739	2.04	0.10	0.70	9.68	10.33
2022	33.32	41.69	22,597	832,930	1.71	0.10	0.70	(10.21)	(9.67)
2021	36.89	46.43	22,542	928,797	1.76	0.10	0.70	13.32	14.00
2020	26.02	32.36	24,119	885,448	2.25	0.10	0.90	1.40	9.70
2019	29.50	36.67	24,686	850,061	2.29	0.10	0.90	19.31	20.26

Value
2023	26.85	42.91	29,867	1,216,176	1.68	0.70	0.70	7.18	7.18
2022	25.05	40.04	29,066	1,112,155	1.52	0.70	0.70	(6.56)	(6.56)
2021	26.81	42.85	25,715	1,087,490	1.41	0.70	0.70	24.58	24.58
2020	21.52	34.39	12,050	413,406	1.49	0.70	0.70	2.75	32.61
2019	33.47	33.47	12,662	423,826	2.15	0.70	0.70	28.90	28.90

FS-55

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
Strategic
2023	11.43	11.87	137,846	1,598,237	3.72	0.10	1.20	6.31	7.49
2022	10.63	11.17	145,911	1,579,287	3.46	0.10	1.20	(14.73)	(13.79)
2021	12.33	13.10	159,277	2,010,149	3.14	0.10	1.20	(0.73)	0.37
2020	12.29	13.19	157,148	2,006,319	3.81	0.10	1.20	8.04	9.24
2019	11.25	12.21	153,272	1,821,715	3.51	0.10	1.20	10.27	11.49

Research
2023	22.08	22.26	299,288	6,619,738	1.07	0.10	0.70	12.23	12.90
2022	15.10	19.72	302,486	5,943,731	1.87	0.10	0.90	(17.66)	(14.88)
2021	23.71	23.95	300,849	7,208,186	0.83	0.10	0.90	10.58	11.46
2020	21.44	21.48	296,016	6,398,353	2.09	0.10	0.90	11.93	12.84
2019	19.04	19.16	313,746	6,050,906	1.49	0.10	0.90	26.90	27.92

Global Real Estate
2023	16.68	16.68	495	8,254	1.56	0.70	0.70	5.36	10.68
2022	15.07	15.07	59	887	1.91	0.70	0.70	(27.45)	(27.45)
2021	20.77	20.77	7	150	1.27	0.70	0.70	29.22	29.22
2020	16.07	16.07	1	9	-	0.70	0.70	1.32	1.32
2019	-	-	-	-	-	-	-	-	-

Van Kampen:
Emerging Markets
2023	17.22	26.53	535,631	9,269,562	1.62	0.10	1.20	10.64	11.86
2022	15.39	23.98	536,167	8,507,290	0.44	0.10	1.20	(25.98)	(25.16)
2021	20.57	32.39	498,519	10,925,168	0.83	0.10	1.20	1.76	2.88
2020	19.99	31.83	466,038	10,499,496	1.42	0.10	1.20	13.07	14.33
2019	17.49	28.15	458,506	9,779,156	1.06	0.10	1.20	18.16	19.47

Intl. Magnum
2023	14.27	21.58	95,174	1,398,394	1.67	0.10	1.20	12.71	13.96
2022	12.52	19.14	99,081	1,288,030	-	0.10	1.20	(17.93)	(17.02)
2021	15.09	23.33	103,697	1,663,704	1.83	0.10	1.20	7.07	8.26
2020	13.94	21.78	99,885	1,545,465	1.47	0.10	1.20	9.59	10.81
2019	12.58	19.88	99,819	1,495,187	1.85	0.10	1.20	16.37	17.65

U.S. Real Estate
2023	23.34	53.87	495,995	11,874,301	2.25	0.10	1.20	13.15	14.40
2022	20.40	47.60	468,407	10,323,057	1.21	0.10	1.20	(27.92)	(27.13)
2021	28.00	66.05	450,575	14,780,781	2.07	0.10	1.20	38.14	39.66
2020	20.05	47.81	440,509	11,612,413	2.89	0.10	1.20	(17.85)	(16.93)
2019	24.13	58.20	334,291	11,967,796	1.88	0.10	1.20	17.52	18.82

FS-56

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Calvert:
Balanced
2023	3.80	5.14	431,052	1,540,340	1.61	0.10	1.20	15.43	16.70
2022	3.25	4.46	408,712	1,310,806	1.19	0.10	1.20	(16.42)	(15.50)
2021	3.85	5.33	388,047	1,540,254	1.19	0.10	1.20	13.74	15.00
2020	3.35	4.69	356,104	1,341,961	1.51	0.10	1.20	13.88	15.14
2019	2.91	4.12	373,927	1,256,662	1.67	0.10	1.20	22.92	24.28

Mid Cap
2023	53.74	83.68	9,050	458,625	0.19	0.10	1.20	10.31	11.53
2022	48.19	75.86	9,444	430,446	-	0.10	1.20	(20.44)	(19.57)
2021	59.91	95.35	10,366	589,759	0.19	0.10	1.20	13.65	14.91
2020	52.13	83.89	10,164	571,562	0.42	0.10	1.20	10.91	12.14
2019	46.49	75.64	10,710	594,426	0.44	0.10	1.20	29.80	31.23

American Century:
Income & Growth
2023	16.96	16.96	845,233	14,372,356	1.55	0.10	0.70	7.90	8.55
2022	7.17	15.62	823,553	13,210,319	1.76	0.10	0.90	(12.82)	(5.01)
2021	17.92	25.38	851,912	16,246,066	1.08	0.10	0.90	22.55	23.53
2020	14.51	20.71	822,259	13,383,709	1.96	0.10	0.90	10.81	11.70
2019	12.99	18.69	820,349	12,674,706	2.08	0.10	0.90	22.84	23.83

Value
2023	17.64	17.64	3,016	53,191	2.39	0.20	0.20	8.88	8.88
2022	16.20	16.20	3,073	49,778	2.06	0.20	0.20	0.34	0.34
2021	16.14	16.14	3,729	60,192	1.60	0.20	0.20	24.26	24.26
2020	11.17	12.99	6,723	87,338	2.36	0.20	0.70	(17.96)	0.78
2019	12.89	23.39	6,341	85,140	2.12	0.20	0.70	26.15	26.78

Mid Cap
2023	34.63	47.54	224,270	8,722,994	2.33	0.10	0.70	5.40	6.03
2022	21.15	32.66	201,342	7,629,177	2.24	0.10	0.90	(1.29)	0.47
2021	33.09	43.56	208,768	8,317,814	1.17	0.10	0.90	22.11	23.08
2020	26.88	35.68	199,765	6,789,198	1.85	0.10	0.90	0.30	1.11
2019	26.59	35.57	190,865	6,725,479	2.06	0.10	0.90	28.00	29.02

AIM:
Intl. Growth
2023	51.16	52.48	119,777	6,171,787	0.20	0.10	0.70	17.33	18.03
2022	28.94	43.35	123,609	5,439,331	1.72	0.10	0.90	(18.39)	(16.46)
2021	53.11	53.62	127,878	6,960,587	1.31	0.10	0.90	4.93	5.78
2020	50.21	51.10	123,815	6,454,142	2.39	0.10	0.90	12.97	13.88
2019	44.09	45.24	127,758	5,926,340	1.57	0.10	0.90	27.43	28.44

FS-57

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM, continued:
Global
2023	18.88	21.44	37,938	780,436	1.55	0.10	0.70	8.29	8.94
2022	17.33	19.80	36,750	696,221	2.91	0.10	0.70	(25.46)	(25.01)
2021	17.99	23.11	40,345	1,026,430	3.26	0.10	0.80	8.15	25.58
2020	18.40	21.08	42,948	880,044	4.95	0.10	0.80	(13.02)	(12.40)
2019	21.01	24.24	45,942	1,087,165	4.59	0.10	0.80	22.02	22.88

Small Cap
2023	24.47	43.71	18,762	791,418	-	0.70	0.70	15.77	15.77
2022	21.14	37.76	18,790	682,983	-	0.70	0.70	(21.06)	(21.06)
2021	26.78	47.83	18,795	854,826	0.17	0.70	0.70	19.56	19.56
2020	22.40	40.00	16,308	649,450	0.34	0.70	0.70	26.36	87.34
2019	31.66	31.66	17,540	555,324	-	0.70	0.70	25.72	25.72

Global Value
2023	14.27	29.31	199,397	2,865,739	0.57	0.10	1.20	20.28	21.61
2022	11.73	24.37	209,793	2,508,457	0.34	0.10	1.20	(22.81)	(21.95)
2021	15.03	31.57	215,955	3,392,650	0.97	0.10	1.20	14.59	15.86
2020	12.97	27.55	209,590	2,976,283	1.36	0.10	1.20	11.87	13.12
2019	11.47	24.63	212,648	2,802,383	1.42	0.10	1.20	23.70	25.07

Discovery Mid Cap
2023	62.81	99.09	18,499	1,820,438	-	0.10	0.70	13.02	13.04
2022	55.51	87.66	20,052	1,748,197	-	0.10	0.80	(31.45)	(31.05)
2021	125.68	127.14	20,511	2,598,082	-	0.10	0.80	18.17	18.98
2020	106.36	106.86	24,291	2,589,864	-	0.10	0.80	47.48	48.17
2019	5.46	7.57	225,976	1,805,464	-	0.10	0.90	16.36	34.21

Global Securities
2023	56.06	94.16	35,355	2,928,485	0.24	0.70	0.70	33.80	33.80
2022	41.90	70.37	33,087	2,118,967	-	0.70	0.70	(32.24)	(32.24)
2021	61.83	103.85	27,363	2,690,099	-	0.70	0.70	14.69	14.69
2020	53.92	90.55	23,285	2,064,239	0.73	0.70	0.70	26.75	31.26
2019	71.44	71.44	19,888	1,420,920	0.90	0.70	0.70	30.87	30.87

Summit:
S&P MidCap
2023	200.50	208.84	192,498	39,400,551	1.24	0.10	1.20	14.74	16.00
2022	172.84	182.01	212,120	35,478,561	0.94	0.10	1.20	(14.37)	(13.42)
2021	199.63	212.54	244,518	43,294,276	0.84	0.10	1.20	22.93	24.29
2020	160.62	172.90	321,010	37,609,720	1.23	0.10	1.20	11.97	13.21
2019	141.88	154.42	408,191	35,047,252	1.17	0.10	1.20	24.33	25.71

FS-58

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
Russell Small Cap
2023	134.99	141.16	211,564	30,951,601	0.88	0.10	1.20	15.21	16.48
2022	115.88	122.52	227,015	27,140,925	0.83	0.10	1.20	(21.46)	(20.60)
2021	145.94	156.01	248,614	34,939,466	0.75	0.10	1.20	13.16	14.41
2020	127.56	137.86	296,064	31,892,938	1.08	0.10	1.20	18.21	19.52
2019	106.72	116.62	362,305	28,381,231	0.93	0.10	1.20	23.58	24.95

Nasdaq-100 Index
2023	185.09	223.70	110,845	21,599,974	0.33	0.10	0.70	53.33	54.25
2022	93.02	120.00	137,342	15,268,537	0.18	0.10	0.90	(32.71)	(17.59)
2021	40.48	178.33	153,853	22,690,020	0.28	0.10	0.90	25.74	26.75
2020	32.19	140.70	222,040	19,897,925	0.47	0.10	0.90	46.89	48.08
2019	21.91	95.02	310,761	14,341,039	0.52	0.10	0.90	37.54	38.64

EAFE Intl.
2023	114.62	120.50	100,808	12,419,131	3.00	0.10	1.20	16.20	17.66
2022	98.64	102.42	103,587	10,925,083	3.61	0.10	1.20	(15.69)	(14.67)
2021	116.99	120.03	104,166	12,992,353	1.77	0.10	1.20	9.56	10.76
2020	106.78	108.36	106,839	12,127,280	3.42	0.10	1.20	6.48	7.66
2019	100.28	100.65	103,479	11,080,575	2.68	0.10	1.20	19.63	21.14

Barclays
2023	60.72	66.43	147,325	9,046,733	2.76	0.10	0.70	4.74	5.37
2022	47.25	57.62	146,271	8,570,824	2.67	0.10	0.90	(12.61)	(8.88)
2021	65.94	68.22	155,498	10,520,775	2.44	0.10	0.90	(2.70)	(1.92)
2020	67.23	70.11	139,490	9,727,059	2.86	0.10	0.90	6.38	7.23
2019	62.70	65.90	139,007	9,210,137	3.15	0.10	0.90	7.44	8.30

S&P 500
2023	293.82	335.68	376,202	116,093,561	1.37	0.10	1.20	24.42	25.80
2022	233.57	269.79	397,919	98,306,890	1.23	0.10	1.20	(19.31)	(18.42)
2021	286.32	334.37	419,667	128,110,089	1.33	0.10	1.20	26.89	28.29
2020	223.18	263.52	432,872	105,258,806	1.70	0.10	1.20	16.69	17.98
2019	189.16	225.83	451,249	96,218,293	1.78	0.10	1.20	29.59	31.02

Moderate
2023	22.07	22.61	141,339	3,161,127	1.44	0.10	0.70	11.15	11.81
2022	17.03	20.22	144,650	2,896,434	1.09	0.10	0.90	(14.26)	(5.71)
2021	22.95	23.59	154,341	3,611,085	1.07	0.10	0.90	9.08	9.95
2020	21.04	21.45	137,779	2,940,076	1.71	0.10	0.90	4.41	5.25
2019	20.15	20.38	137,486	2,799,582	1.54	0.10	0.90	15.97	16.90

FS-59

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
Growth
2023	23.51	23.97	6,287	150,395	1.30	0.70	0.70	14.85	14.85
2022	20.47	20.87	5,818	121,190	0.86	0.70	0.70	(15.53)	(15.53)
2021	24.24	24.71	1,788	44,026	1.07	0.70	0.70	15.06	15.06
2020	21.06	21.48	1,287	27,505	1.72	0.70	0.70	1.44	6.07
2019	21.17	21.17	1,403	29,694	1.48	0.70	0.70	18.39	18.39

Mod. Growth
2023	23.44	24.09	233,819	5,560,391	1.38	0.10	0.70	13.00	13.68
2022	18.33	21.19	231,377	4,832,949	0.99	0.10	0.90	(14.69)	(9.46)
2021	23.80	24.84	250,664	6,132,378	1.01	0.10	0.90	12.63	13.53
2020	21.13	21.88	239,167	5,154,890	1.66	0.10	0.90	2.82	3.65
2019	20.55	21.11	240,379	5,010,187	1.46	0.10	0.90	17.50	18.45

Third Avenue:
Value
2023	27.71	38.79	347,389	10,118,201	2.34	0.10	0.70	19.97	20.69
2022	21.16	22.96	369,083	9,016,957	1.41	0.10	0.90	10.66	15.99
2021	19.79	39.78	380,753	8,167,010	0.67	0.10	0.90	21.01	21.95
2020	16.23	32.87	392,519	7,478,338	2.77	0.10	0.90	(3.27)	(2.49)
2019	16.65	33.98	356,726	7,651,521	0.27	0.10	0.90	11.46	12.35

Dreyfus:
MidCap
2023	31.64	68.49	46,977	1,473,702	0.61	0.10	0.70	17.87	31.25
2022	16.36	26.84	50,575	1,361,675	0.45	0.10	0.90	(14.37)	(7.89)
2021	31.35	59.43	53,604	1,734,225	0.44	0.10	0.90	24.42	25.44
2020	24.99	47.76	53,827	1,479,505	0.55	0.10	0.90	6.88	7.74
2019	23.20	44.69	51,796	1,419,886	0.40	0.10	0.90	18.78	19.74

Scudder:
Small Mid Value
2023	23.36	28.16	64,560	1,583,952	1.15	0.10	0.70	14.15	14.83
2022	20.34	24.67	60,323	1,340,919	0.84	0.10	0.70	(16.39)	(15.89)
2021	15.47	24.18	69,737	1,842,335	1.38	0.10	0.80	30.37	31.72
2020	12.00	18.55	53,721	1,153,590	1.42	0.10	0.90	(16.86)	(0.90)
2019	18.72	22.47	53,154	1,163,278	0.73	0.10	0.90	20.42	21.39

Thematic
2023	16.49	16.66	19,998	329,180	1.03	0.10	0.70	15.24	15.93
2022	14.31	14.38	20,660	294,129	1.05	0.10	0.70	(29.01)	(28.58)
2021	18.80	20.13	21,030	420,726	0.34	0.10	0.80	6.98	8.00
2020	18.44	18.64	21,055	392,122	1.32	0.10	0.80	21.53	22.57
2019	15.17	15.21	37,698	575,303	1.09	0.10	0.80	30.18	31.09

FS-60

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Scudder, continued:
Capital Growth
2023	52.95	96.31	5,729	445,669	0.07	0.70	0.70	37.61	37.61
2022	38.48	69.99	3,825	234,992	0.09	0.70	0.70	(31.22)	(31.22)
2021	55.94	101.76	3,043	288,275	0.20	0.70	0.70	21.92	21.92
2020	45.88	83.46	2,555	210,304	0.52	0.70	0.70	38.07	54.79
2019	60.45	60.45	2,851	172,334	0.40	0.70	0.70	36.18	36.18

Neuberger Berman:
Regency
2023	25.12	37.74	18,990	601,283	1.15	0.10	0.70	10.23	10.89
2022	22.65	34.24	18,687	528,483	0.58	0.10	0.70	(10.38)	(9.84)
2021	20.33	25.12	28,297	840,938	0.46	0.10	0.90	21.58	32.67
2020	15.39	18.94	15,096	364,283	1.03	0.10	0.90	(2.72)	2.88
2019	19.47	30.24	15,755	438,210	0.63	0.10	0.80	15.82	16.63

Equity
2023	39.94	42.25	7,798	329,099	0.35	0.70	0.70	26.02	26.02
2022	31.69	33.53	8,733	292,778	0.44	0.70	0.70	(19.02)	(7.63)
2021	41.40	41.40	9,424	390,185	0.39	0.70	0.70	22.62	22.62
2020	33.77	33.77	9,368	316,326	0.64	0.70	0.70	18.73	18.73
2019	28.44	28.44	8,645	245,862	0.42	0.70	0.70	9.01	9.01

T. Rowe:
Blue Chip
2023	52.08	57.35	287,839	15,763,875	-	0.10	0.70	47.92	48.81
2022	29.23	38.54	303,278	11,138,861	-	0.10	0.90	(38.72)	(22.13)
2021	56.00	62.89	252,970	15,101,278	-	0.10	0.90	16.28	17.21
2020	48.16	53.66	270,350	13,701,242	-	0.10	0.90	32.72	33.78
2019	36.29	40.11	314,047	11,841,983	-	0.10	0.90	28.42	29.45

Equity Income
2023	37.43	57.99	8,557	487,834	1.88	0.70	0.70	8.55	8.55
2022	34.48	53.42	9,620	499,253	1.68	0.70	0.70	(4.26)	(4.26)
2021	36.02	55.79	9,375	521,556	1.48	0.70	0.70	24.35	24.35
2020	28.96	44.87	3,405	151,558	2.13	0.70	0.70	0.25	44.54
2019	44.76	44.76	3,232	144,654	2.07	0.70	0.70	25.17	25.17

Franklin Templeton:
Income
2023	19.13	33.42	22,600	564,699	5.15	0.10	0.70	7.87	8.52
2022	17.63	30.98	23,184	544,868	4.79	0.10	0.70	(6.13)	(5.57)
2021	16.76	18.66	22,384	563,495	4.65	0.10	0.90	7.57	16.63
2020	16.00	28.46	19,330	430,988	5.77	0.10	0.70	(0.01)	0.60
2019	15.91	15.91	19,038	420,228	4.76	0.10	0.80	2.84	11.44

FS-61

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Franklin Templeton, continued:
Global Bond
2023	15.05	16.27	228,719	3,507,025	-	0.10	0.70	2.17	2.78
2022	12.48	14.64	213,967	3,232,524	-	0.10	0.90	(5.04)	(2.81)
2021	15.42	16.61	238,679	3,855,880	-	0.10	0.90	(5.84)	(5.09)
2020	16.25	17.64	195,967	3,397,110	7.88	0.10	0.90	(6.13)	(5.38)
2019	17.17	18.80	175,228	3,286,719	7.19	0.10	0.90	1.10	1.91

Ivy:
Science
2023	46.89	88.20	21,882	1,685,691	-	0.70	0.70	38.10	38.10
2022	33.96	63.87	20,161	1,199,065	-	0.70	0.70	(32.31)	(32.31)
2021	50.17	94.36	19,355	1,778,122	-	0.70	0.70	14.37	14.37
2020	43.87	82.51	19,710	1,612,645	-	0.70	0.70	34.42	59.51
2019	61.38	61.38	15,330	940,965	-	0.70	0.70	48.44	48.44

Balanced
2023	11.67	14.37	18,809	211,259	0.74	0.10	0.70	15.23	15.91
2022	10.07	12.47	16,842	165,598	1.11	0.10	0.70	(16.64)	(16.14)
2021	9.39	12.01	17,313	204,105	0.98	0.10	0.90	8.25	15.85
2020	8.70	10.37	14,257	149,835	1.20	0.10	0.90	1.85	14.00
2019	9.09	11.46	18,823	182,383	1.21	0.10	0.70	21.24	21.97

Pimco:
Total Return
2023	11.64	15.12	165,536	2,192,241	3.57	0.10	0.70	5.20	5.83
2022	8.98	11.00	160,548	2,036,627	2.58	0.10	0.90	(14.38)	(6.37)
2021	12.84	16.13	207,994	3,107,653	1.82	0.10	0.90	(2.15)	(1.36)
2020	13.02	16.49	200,990	3,073,945	2.12	0.10	0.90	7.67	8.54
2019	12.00	15.31	188,448	2,741,126	3.01	0.10	0.90	7.38	8.25

Low Duration
2023	10.83	10.88	98,083	1,053,051	3.60	0.10	0.70	4.24	4.87
2022	9.48	10.38	98,664	1,011,887	1.66	0.10	0.80	(5.83)	(0.91)
2021	10.23	11.02	99,787	1,097,008	0.52	0.10	0.90	(1.80)	(1.03)
2020	11.14	11.14	84,687	944,392	1.22	0.10	0.90	2.05	2.89
2019	10.82	10.91	87,748	963,321	2.72	0.10	0.90	3.10	3.92

Real Return
2023	13.55	13.97	4,714	64,026	2.84	0.10	0.70	2.85	3.46
2022	13.10	13.58	4,508	59,021	6.91	0.10	0.70	(12.60)	(12.08)
2021	13.99	14.90	11,259	166,488	4.67	0.10	0.90	0.16	5.38
2020	13.91	14.14	21,887	308,486	1.38	0.10	0.90	0.97	11.52
2019	12.64	12.68	4,368	56,810	1.90	0.10	0.80	0.61	6.56

FS-62

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ibbotson:
Balanced
2023	15.87	18.61	22,631	360,851	1.99	0.10	0.70	12.04	12.71
2022	14.08	16.61	23,803	337,156	1.43	0.10	0.70	(13.49)	(12.97)
2021	11.81	16.17	29,463	494,131	1.22	0.10	0.80	4.95	10.68
2020	14.61	17.29	34,319	535,499	2.02	0.10	0.80	8.26	9.01
2019	13.41	15.97	36,883	530,779	2.10	0.10	0.80	15.34	16.14

Growth
2023	17.66	20.44	12,237	209,320	1.84	0.10	0.70	14.47	15.15
2022	15.34	17.86	11,699	177,277	1.55	0.10	0.70	(13.85)	(13.34)
2021	17.70	20.73	12,062	213,388	1.23	0.10	0.70	14.09	14.77
2020	11.46	15.42	12,580	193,873	2.09	0.10	0.80	(5.05)	9.90
2019	14.03	16.47	12,040	174,884	1.86	0.10	0.80	18.70	19.65

Income
2023	11.39	13.82	20,070	297,389	2.15	0.10	0.70	9.83	10.48
2022	9.19	12.51	20,262	273,468	1.64	0.10	0.80	(12.62)	(7.02)
2021	14.31	16.95	22,483	352,051	1.39	0.10	0.80	5.62	6.36
2020	13.46	16.05	24,278	361,110	2.20	0.10	0.80	7.56	8.32
2019	12.42	14.92	21,321	301,646	2.08	0.10	0.80	12.00	12.79

American Funds:
IS New World
2023	29.23	29.23	1,609	47,027	1.63	0.70	0.70	15.19	15.19
2022	25.37	25.37	435	11,034	1.29	0.70	0.70	(22.64)	(22.64)
2021	32.80	32.80	878	28,783	1.04	0.70	0.70	4.19	4.19
2020	31.48	31.48	65	2,032	-	0.70	0.70	2.87	16.23
2019	-	-	-	-	-	-	-	-	-

FS-63

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2023	2022
Fidelity:
Equity-Income IC
Units issued	294,645	317,471
Units redeemed	(333,435)	(340,093)
Net increase(decrease)	(38,790)	(22,622)

Equity-Income SC
Units issued	2,450	3,181
Units redeemed	(4,218)	(3,084)
Net increase(decrease)	(1,768)	97

Growth IC
Units issued	45,490	52,917
Units redeemed	(62,793)	(68,096)
Net increase(decrease)	(17,303)	(15,179)

Growth SC
Units issued	289	230
Units redeemed	(1,075)	(461)
Net increase(decrease)	(786)	(231)

High Income IC
Units issued	3,616,811	3,425,395
Units redeemed	(3,573,390)	(3,484,926)
Net increase(decrease)	43,421	(59,531)

High Income SC
Units issued	28,517	28,661
Units redeemed	(29,715)	(29,930)
Net increase(decrease)	(1,198)	(1,269)

Overseas IC
Units issued	258,188	264,942
Units redeemed	(282,157)	(262,073)
Net increase(decrease)	(23,969)	2,869

Overseas SC
Units issued	2,001	1,340
Units redeemed	(1,820)	(5,977)
Net increase(decrease)	181	(4,637)

FS-64

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Fidelity, continued:
Asset Mgr. IC
Units issued	55,105	54,802
Units redeemed	(73,622)	(82,338)
Net increase(decrease)	(18,517)	(27,536)

Asset Mgr. SC
Units issued	3,064	3,075
Units redeemed	(3,164)	(8,971)
Net increase(decrease)	(100)	(5,896)

Inv. Bond IC
Units issued	1,809,393	1,729,924
Units redeemed	(1,786,231)	(1,762,316)
Net increase(decrease)	23,162	(32,392)

Contrafund IC
Units issued	167,352	181,189
Units redeemed	(193,603)	(199,940)
Net increase(decrease)	(26,251)	(18,751)

Contrafund SC
Units issued	2,875	3,669
Units redeemed	(5,054)	(3,958)
Net increase(decrease)	(2,179)	(289)

Asset Mgr. Gr. IC
Units issued	37,328	45,660
Units redeemed	(40,010)	(48,993)
Net increase(decrease)	(2,682)	(3,333)

Asset Mgr. Gr. SC
Units issued	464	485
Units redeemed	(443)	(451)
Net increase(decrease)	21	34

Mid Cap IC
Units issued	25,358	36,077
Units redeemed	(31,155)	(34,474)
Net increase(decrease)	(5,797)	1,603

FS-65

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Fidelity, continued:
Strategic IC
Units issued	2,265	1,615
Units redeemed	(1,953)	(2,130)
Net increase(decrease)	312	(515)

Money Market
Units issued	12,791,314	17,285,144
Units redeemed	(14,264,727)	(16,023,720)
Net increase(decrease)	(1,473,413)	1,261,424

Alger:
Balanced
Units issued	133,756	148,435
Units redeemed	(143,503)	(167,412)
Net increase(decrease)	(9,747)	(18,977)

Capital App
Units issued	7,880	5,965
Units redeemed	(5,242)	(2,893)
Net increase(decrease)	2,638	3,072

MFS:
Utilities
Units issued	106,354	119,544
Units redeemed	(116,457)	(126,690)
Net increase(decrease)	(10,103)	(7,146)

New Discovery
Units issued	62,060	46,885
Units redeemed	(68,300)	(51,595)
Net increase(decrease)	(6,240)	(4,710)

Total Return
Units issued	23,133	22,060
Units redeemed	(25,291)	(22,005)
Net increase(decrease)	(2,158)	55

Value
Units issued	52,687	61,801
Units redeemed	(51,886)	(58,450)
Net increase(decrease)	801	3,351

FS-66

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
MFS, continued:
Strategic
Units issued	144,003	151,737
Units redeemed	(152,068)	(165,103)
Net increase(decrease)	(8,065)	(13,366)

Research
Units issued	1,110,072	1,165,409
Units redeemed	(1,113,270)	(1,163,772)
Net increase(decrease)	(3,198)	1,637

Global Real Estate
Units issued	454	58
Units redeemed	(18)	(6)
Net increase(decrease)	436	52

Van Kampen:
Emerging Markets
Units issued	1,362,324	1,267,538
Units redeemed	(1,362,860)	(1,229,890)
Net increase(decrease)	(536)	37,648

Intl. Magnum
Units issued	68,054	71,779
Units redeemed	(71,961)	(76,395)
Net increase(decrease)	(3,907)	(4,616)

U.S. Real Estate
Units issued	1,460,251	1,287,860
Units redeemed	(1,432,663)	(1,270,028)
Net increase(decrease)	27,588	17,832

Calvert:
Balanced
Units issued	238,595	236,659
Units redeemed	(216,255)	(215,994)
Net increase(decrease)	22,340	20,665

Mid Cap
Units issued	44	72
Units redeemed	(438)	(994)
Net increase(decrease)	(394)	(922)

FS-67

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
American Century:
Income & Growth
Units issued	2,272,757	2,188,435
Units redeemed	(2,251,077)	(2,216,794)
Net increase(decrease)	21,680	(28,359)

Value
Units issued	4,467	4,341
Units redeemed	(4,524)	(4,997)
Net increase(decrease)	(57)	(656)

Mid Cap
Units issued	537,952	519,445
Units redeemed	(515,024)	(526,871)
Net increase(decrease)	22,928	(7,426)

AIM:
Intl. Growth
Units issued	429,861	423,236
Units redeemed	(433,693)	(427,505)
Net increase(decrease)	(3,832)	(4,269)

Global
Units issued	35,305	29,068
Units redeemed	(34,117)	(32,663)
Net increase(decrease)	1,188	(3,595)

Small Cap
Units issued	6,768	7,476
Units redeemed	(6,796)	(7,481)
Net increase(decrease)	(28)	(5)

Global Value
Units issued	155,070	169,561
Units redeemed	(165,466)	(175,723)
Net increase(decrease)	(10,396)	(6,162)

Discovery Mid Cap
Units issued	12,601	12,279
Units redeemed	(14,154)	(12,738)
Net increase(decrease)	(1,553)	(459)

FS-68

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
AIM, continued:
Global Securities
Units issued	11,081	13,662
Units redeemed	(8,813)	(7,938)
Net increase(decrease)	2,268	5,724

Summit:
S&P MidCap
Units issued	214,067	267,360
Units redeemed	(233,689)	(299,758)
Net increase(decrease)	(19,622)	(32,398)

Russell Small Cap
Units issued	225,847	268,537
Units redeemed	(241,298)	(290,136)
Net increase(decrease)	(15,451)	(21,599)

Nasdaq-100 Index
Units issued	212,468	270,278
Units redeemed	(238,965)	(286,789)
Net increase(decrease)	(26,497)	(16,511)

EAFE Intl.
Units issued	261,864	285,223
Units redeemed	(264,643)	(285,802)
Net increase(decrease)	(2,779)	(579)

Barclays
Units issued	463,441	462,490
Units redeemed	(462,387)	(471,717)
Net increase(decrease)	1,054	(9,227)

S&P 500
Units issued	309,380	326,836
Units redeemed	(331,097)	(348,584)
Net increase(decrease)	(21,717)	(21,748)

Moderate
Units issued	546,792	577,285
Units redeemed	(550,103)	(586,976)
Net increase(decrease)	(3,311)	(9,691)

FS-69

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Summit, continued:
Growth
Units issued	16,696	8,492
Units redeemed	(16,227)	(4,462)
Net increase(decrease)	469	4,030

Mod. Growth
Units issued	972,265	991,385
Units redeemed	(969,823)	(1,010,672)
Net increase(decrease)	2,442	(19,287)

Third Avenue:
Value
Units issued	330,094	570,891
Units redeemed	(351,788)	(582,561)
Net increase(decrease)	(21,694)	(11,670)

Dreyfus:
MidCap
Units issued	46,757	35,041
Units redeemed	(50,355)	(38,070)
Net increase(decrease)	(3,598)	(3,029)

Scudder:
Small Mid Value
Units issued	55,311	49,508
Units redeemed	(51,074)	(58,922)
Net increase(decrease)	4,237	(9,414)

Thematic
Units issued	97,240	15,704
Units redeemed	(97,902)	(16,074)
Net increase(decrease)	(662)	(370)

Capital Growth
Units issued	4,102	1,989
Units redeemed	(2,198)	(1,207)
Net increase(decrease)	1,904	782

Neuberger Berman:
Regency
Units issued	17,976	18,224
Units redeemed	(17,673)	(27,834)
Net increase(decrease)	303	(9,610)

FS-70

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Neuberger Berman, continued:
Equity
Units issued	2,520	1,597
Units redeemed	(3,455)	(2,288)
Net increase(decrease)	(935)	(691)

T. Rowe:
Blue Chip
Units issued	750,900	724,019
Units redeemed	(766,339)	(673,711)
Net increase(decrease)	(15,439)	50,308

Equity Income
Units issued	19,793	23,619
Units redeemed	(20,856)	(23,374)
Net increase(decrease)	(1,063)	245

Franklin Templeton:
Income
Units issued	40,442	37,876
Units redeemed	(41,026)	(37,076)
Net increase(decrease)	(584)	800

Global Bond
Units issued	906,947	904,054
Units redeemed	(892,195)	(928,766)
Net increase(decrease)	14,752	(24,712)

Ivy:
Science
Units issued	16,931	15,026
Units redeemed	(15,210)	(14,220)
Net increase(decrease)	1,721	806

Balanced
Units issued	8,252	6,479
Units redeemed	(6,285)	(6,950)
Net increase(decrease)	1,967	(471)

Pimco:
Total Return
Units issued	133,041	123,010
Units redeemed	(128,053)	(170,456)
Net increase(decrease)	4,988	(47,446)

FS-71

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Pimco, continued:
Low Duration
Units issued	254,330	260,389
Units redeemed	(254,911)	(261,512)
Net increase(decrease)	(581)	(1,123)

Real Return
Units issued	1,056	8,257
Units redeemed	(850)	(15,008)
Net increase(decrease)	206	(6,751)

Ibbotson:
Balanced
Units issued	15,748	30,888
Units redeemed	(16,920)	(36,548)
Net increase(decrease)	(1,172)	(5,660)

Growth
Units issued	7,299	6,970
Units redeemed	(6,761)	(7,333)
Net increase(decrease)	538	(363)

Income
Units issued	20,622	29,013
Units redeemed	(20,814)	(31,234)
Net increase(decrease)	(192)	(2,221)

American Funds:
IS New World
Units issued	2,555	328
Units redeemed	(1,381)	(771)
Net increase(decrease)	1,174	(443)

FS-72

AMERITAS LIFE INSURANCE CORP.

________________

STATUTORY BASIS FINANCIAL STATEMENTS AS OF

DECEMBER 31, 2023 AND 2022 AND FOR EACH OF THE

THREE YEARS ENDED DECEMBER 31, 2023

SUPPLEMENTAL SCHEDULES AS OF AND FOR THE

YEAR ENDED DECEMBER 31, 2023

AND INDEPENDENT AUDITOR'S REPORT

INDEPENDENT AUDITOR'S REPORT

To the Board of Directors

Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinions

We have audited the statutory-basis financial statements of Ameritas Life Insurance Corp. (the "Company"), which comprise the balance sheets - statutory basis as of December 31, 2023 and 2022, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2023, and the related notes to the financial statements - statutory basis (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023, in accordance with the accounting practices prescribed or permitted by the Nebraska Department of Insurance described in Note 1 to the statutory-basis financial statements.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2023.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Nebraska Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Nebraska Department of Insurance. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

1

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Nebraska Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.
•	Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.
•	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.
•	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control–related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2023 audit was conducted for the purpose of forming an opinion on the 2023 statutory-basis financial statements as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, and the supplemental schedule of selected financial data as of and for the year ended December 31, 2023, are presented for purposes of additional analysis and are not a required part of the 2023 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2023 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to

2

the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2023 statutory-basis financial statements as a whole.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 22, 2024

3

AMERITAS LIFE INSURANCE CORP.
Balance Sheets - Statutory Basis
(in thousands, except shares)

	December 31
ADMITTED ASSETS	2023	2022
Bonds	$ 11,364,738	$ 11,039,681
Preferred stocks	5,426	13,583
Common stocks	505,230	513,568
Mortgage loans	2,197,964	2,272,619
Real estate:
Properties occupied by the company	37,427	34,509
Properties held for the production of income	4,666	4,739
Properties held for sale	—	672
Cash, cash equivalents, and short-term investments	156,881	42,135
Loans on insurance contracts	734,995	614,038
Other investments	1,279,668	999,463
Total Cash and Invested Assets	16,286,995	15,535,007

Investment income due and accrued	133,078	119,326
Deferred and uncollected premiums	116,737	117,912
Net deferred income tax asset	116,402	96,762
Funds held under coinsurance - affiliate	37,096	38,068
Other admitted assets	147,578	133,570
Separate account assets	10,379,450	9,286,022
Total Admitted Assets	$ 27,217,336	$ 25,326,667

LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies	$ 12,544,439	$ 11,903,359
Deposit-type funds	1,170,436	1,170,856
Reserves for unpaid claims	141,720	157,230
Dividends payable to policyholders	25,603	23,805
Interest maintenance reserve	55,841	67,691
Accrued commissions, expenses and insurance taxes	145,356	129,043
Federal income taxes payable	28,255	6,243
Asset valuation reserve	336,910	264,477
Other liabilities	464,163	418,377
Separate account liabilities	10,379,450	9,286,022
Total Liabilities	25,292,173	23,427,103

Common stock, par value $0.10 per share; 25,000,000 shares authorized,
issued and outstanding	2,500	2,500
Additional paid in capital	431,449	431,449
Surplus notes	49,976	49,967
Unassigned surplus	1,441,238	1,415,648
Total Capital and Surplus	1,925,163	1,899,564
Total Liabilities, Capital and Surplus	$ 27,217,336	$ 25,326,667

The accompanying notes are an integral part of these statutory basis financial statements.

4

AMERITAS LIFE INSURANCE CORP.
Summary of Operations and Changes in Capital and Surplus - Statutory Basis
(in thousands)

	Years Ended December 31
	2023	2022	2021
Premiums and Other Revenue
Premiums, net	$ 3,779,855	$ 3,552,816	$ 3,653,978
Net investment income	622,185	513,947	614,996
Commissions and expense allowances on reinsurance ceded	33,566	30,695	28,594
Modco reinsurance adjustment – affiliate	11,843	(38,186)	1,003
Income from fees associated with separate accounts	63,552	65,818	77,749
Miscellaneous income	62,673	47,868	38,397
Total Premiums and Other Revenue	4,573,674	4,172,958	4,414,717

Expenses
Benefits to policyholders	3,358,782	3,054,105	3,399,801
Change in reserves for life, accident and health policies	636,666	513,353	533,841
Commissions	318,711	283,469	278,055
General insurance expenses	589,251	523,108	490,947
Taxes, licenses and fees	59,330	56,276	52,415
Net transfers from separate accounts	(487,201)	(363,372)	(471,335)
Total Expenses	4,475,539	4,066,939	4,283,724

Gain from Operations before Dividends, Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	98,135	106,019	130,993
Dividends to policyholders	25,630	22,473	24,449
Gain from Operations before Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	72,505	83,546	106,544
Federal income tax expense (benefit)	31,114	(143)	17,359
Gain from Operations before Net Realized Capital Gains	41,391	83,689	89,185
Net realized capital gains, net of taxes	32,387	18,027	7,046
Net Income	73,778	101,716	96,231

Surplus notes
Surplus notes amortization	9	9	9
Unassigned surplus
Change in unrealized gains (losses), net of tax	50,539	(134,296)	147,922
Change in net deferred income taxes	65,216	11,944	17,156
Change in nonadmitted assets	(50,383)	(57,361)	10,189
Change in asset valuation reserve	(72,433)	30,678	(43,318)
Change in liability for reinsurance in unauthorized companies	—	12	(12)
Change in unrecognized actuarial losses on pension, net of tax	(250)	4,730	1,234
Amortization of reinsurance gain, net of tax	(3,954)	(3,377)	(2,832)
Dissolution of subsidiary	(95,745)	(31,756)	—
Cumulative effect of change in accounting principle	58,822	—	—
Net Change in Capital and Surplus	25,599	(77,701)	226,579

Capital and Surplus at the Beginning of the Year	1,899,564	1,977,265	1,750,686
Capital and Surplus at the End of Year	$ 1,925,163	$ 1,899,564	$ 1,977,265

The accompanying notes are an integral part of these statutory basis financial statements.

5

AMERITAS LIFE INSURANCE CORP.
Statements of Cash Flows – Statutory Basis
(in thousands)

	Years Ended December 31
	2023	2022	2021
OPERATING ACTIVITIES
Premium collected net of reinsurance	$ 3,783,194	$ 3,507,642	$ 3,659,508
Net investment income received	620,675	525,537	618,329
Miscellaneous income	160,206	145,009	144,399
Benefits paid to policyholders	(3,377,550)	(3,025,211)	(3,353,557)
Net transfers from separate accounts	490,322	362,578	491,649
Commissions, expenses and taxes paid	(945,340)	(896,024)	(814,118)
Dividends paid to policyholders	(23,832)	(24,820)	(27,895)
Federal income taxes received (paid)	(17,142)	1,865	(5,845)
Net Cash from Operating Activities	690,533	596,576	712,470

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid	1,300,512	1,727,175	2,189,136
Cost of investments acquired	(1,605,951)	(2,681,198)	(3,076,389)
Net change in loans on insurance contracts	(118,593)	(75,171)	(6,821)
Net Cash from Investing Activities	(424,032)	(1,029,194)	(894,074)

FINANCING AND MISCELLANEOUS ACTIVITIES
Change in deposit-type funds	(417)	180,346	(9,759)
Proceeds from borrowings	167,500	95,000	—
Redemptions of borrowings	(262,500)	—	—
Other miscellaneous, net	(56,338)	12,833	7,098
Net Cash from Financing and Miscellaneous Activities	(151,755)	288,179	(2,661)

Net Change in Cash, Cash Equivalents and Short-Term Investments	114,746	(144,439)	(184,265)

Cash, Cash Equivalents and Short-Term Investments
– Beginning of Year	42,135	186,574	370,839

Cash, Cash Equivalents and Short-Term Investments
– End of Year	$ 156,881	$ 42,135	$ 186,574

Non-cash transactions from operating, investing and financing activities:
Conversion of mortgage loans to real estate	$ —	$ —	$ 155
Recognized commitments for low income housing investments	18,069	15,000	—
Exchanges of bonds and stocks	16,375	35,502	16,918
Net assets (liabilities) acquired from dissolution of subsidiary	(3,296)	375	—
Disposal of investment from dissolution of subsidiary	(92,609)	(95)	—

The accompanying notes are an integral part of these statutory basis financial statements.

6

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements – Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(in thousands)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Ameritas Life Insurance Corp. (the Company or Ameritas Life), a stock life insurance company domiciled in the state of Nebraska, is a wholly-owned subsidiary of Ameritas Holding Company (AHC), which is a wholly-owned subsidiary of Ameritas Mutual Holding Company (AMHC). AMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company. AHC also wholly owns Ameritas Investment Partners, Inc. (AIP), an advisor providing investment management services to the Company.

The Company wholly-owns Ameritas Life Insurance Corp. of New York (Ameritas-NY), a New York domiciled life insurance subsidiary, Ameritas Investment Company, LLC (AIC), a broker dealer, Variable Contract Agency LLC (VCA), an insurance agency, and Ameritas Advisory Services LLC (AAS), a registered investment advisor. Effective October 31, 2022, BlueStar Retirement Services, Inc. (BlueStar) was liquidated with net assets distributed to Ameritas Life. Effective October 1, 2023, Select Benefits Group, LLC (Dental Select) was liquidated with net assets distributed to Ameritas Life.

The Company has established three Closed Blocks of policies: on October 1, 1998, on July 1, 2005, and on July 1, 2007, (collectively, the Closed Blocks). The Company formed these closed blocks of policies, under arrangements approved by the Insurance Departments of the State of Nebraska, Ohio or the District of Columbia, as appropriate, to provide for dividends on policies that were in force on each respective effective date and which were within the classes of individual policies, for which the Company had a dividend scale in effect at those dates. The Closed Blocks were designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies, including maintaining dividend scales in effect at the effective dates, if the experience underlying such scales continues. The assets, including income thereon, will accrue solely to the benefit of the owners of policies included in each block until the respective block is no longer in effect.

The Company’s insurance operations consist of life and health insurance, annuity, group pension and retirement contracts. The Company operates in 49 states and the District of Columbia.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Nebraska Department of Insurance (the Department). Accounting practices and procedures of the National Association of Insurance Commissioners (NAIC) as prescribed or permitted by the Department comprise a comprehensive basis of accounting (NAIC SAP) other than accounting principles generally accepted in the United States of America (GAAP). The Company follows NAIC SAP and has not been granted any Nebraska prescribed or permitted practices.

7

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments (OTTI).

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

Under NAIC SAP, investments in bonds and redeemable preferred stock are generally reported at amortized cost, with certain NAIC designated securities reported at the lower of amortized cost or fair value and adjustments to fair value reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated as held-to-maturity based on the Company’s intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income. Redeemable preferred stock would be carried at fair value with changes in unrealized gains and losses recognized in income.

Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted cash flows through an allowance, with the remaining unrealized loss, if applicable, recognized in other comprehensive income. Changes in the allowance for credit-related impairment are recorded through income.

Investments in unaffiliated common stocks are stated at fair value with changes in fair value recognized in unrealized gains (losses) on investments, a component of surplus. Under GAAP, common stocks are carried at fair value with changes in unrealized gains and losses recognized in income.

Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company’s unassigned surplus for NAIC SAP. Dividends received from subsidiaries are recorded in net investment income. GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

8

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company’s occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

Under NAIC SAP, limited partnerships are stated at the underlying audited GAAP equity value with the change in valuation reflected in unrealized gains (losses), net of tax in unassigned surplus. Income distributions from the limited partnerships are reported as net investment income when declared, to the extent that they are not in excess of the undistributed accumulated earnings, in the statement of operations and changes in capital and surplus on a NAIC SAP basis. Under GAAP, the change in valuation as well as the income distributions are reflected in either net investment income or as a realized capital gain or loss depending on the underlying investments.

Under NAIC SAP, investments in low income housing tax credits are carried under amortized cost method. Under GAAP, such investments are accounted for under the equity method or the proportional amortization method, depending upon the characteristics of such investments.

The asset valuation reserve (AVR) and interest maintenance reserve (IMR) are established only on the statutory financial statements.

Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

Acquisition costs, such as commissions and other costs directly related to acquiring new business, are charged to operations as incurred under NAIC SAP. Under GAAP, acquisition costs are capitalized and charged to operations as the revenues or expected gross profits are recognized.

Under NAIC SAP, identifiable intangible assets are not recorded.

Under NAIC SAP, amounts that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, amounts would be reported as a liability and amortized into revenue using the same assumptions used to amortize deferred policy acquisition costs.

Certain assets designated as nonadmitted are excluded from the accompanying Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

Under NAIC SAP, Universal Life and Annuity revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance.

Policy reserves for Life, Accident and Health policies are based on methods prescribed by the NAIC, which include mortality and interest assumptions without consideration for lapses or withdrawals. Under GAAP, policy reserves are based on the Company’s estimates of morbidity, mortality, lapse, and interest assumptions.

Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date based on the best available estimate of the amount of dividends to be paid.

9

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, reinsurance agreements must transfer risk from the ceding company to the reinsurer in order to receive the reinsurance accounting treatment. If the terms of the agreement violate the risk transfer criteria, the agreement shall be accounted for as deposit accounting. Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. To qualify for risk transfer and be accounted for as reinsurance under GAAP, an evaluation must be made to determine whether the contract indemnifies against insurance risk. If risk transfer requirements are not met, the reinsurance agreement is considered a financing arrangement and deposit accounting is required. Under deposit accounting, assets received by the assuming entity are offset in the balance sheet by recording a liability. The initial obligation is based on the consideration paid or received less any explicitly identified premiums or fees to be retained by the insurer or reinsurer. Deposit assets and liabilities are reported on a gross basis, unless the right of offset exists. There is no initial impact on the income statement from the recording of the transaction under deposit accounting.

Certain reinsurance agreements which receive reinsurance accounting treatment under NAIC SAP qualify as business combinations under GAAP. In such transactions under GAAP, all acquired assets and liabilities, including identifiable intangible assets and goodwill, are measured and recorded at fair value as of the date of acquisition and reinsurance recoverables are recorded as an asset.

Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded.

Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset.

Under NAIC SAP, the difference between the employee benefit plan’s assets and the employee benefit obligation is reflected as an asset or liability, with an offset to unassigned surplus and the excess recorded as a nonadmitted asset. Prior service costs are recorded as a component of unassigned surplus, net of tax. Under GAAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. Prior service costs are recorded as a component of other comprehensive income, net of tax.

NAIC SAP requires an amount be recorded for deferred taxes as a component of surplus, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets that are not applicable under GAAP. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

Under SAP, surplus notes are reported as surplus and interest cannot be accrued until written approval has been received from the Department. Under GAAP, surplus notes are included in liabilities including interest.

Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with remaining maturities when purchased of one year or less. Under GAAP, cash and cash equivalents include investments with remaining maturities when purchased of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

Under NAIC SAP, the amount of goodwill recorded as an admitted asset is subject to limitation and is amortized into earnings over a period not to exceed 10 years. Goodwill under GAAP is not amortized into earnings and annually analyzed for impairment which would be reported as a recognized loss into earnings.

Comprehensive income and its components are not presented under NAIC SAP.

10

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Significant statutory accounting practices are as follows:

Investments

Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans and SVO identified investments are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value.

Common stocks are generally reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company’s proportionate share of the audited GAAP-basis equity after the date of acquisition. The change in the carrying value is generally recorded as a change in unrealized gains (losses) on investments, a component of unassigned surplus. The value of affiliated subsidiaries was $93,405 and $115,309 at December 31, 2023 and 2022, respectively. The Federal Home Loan Bank (FHLB) common stock is carried at cost.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR and mortgage loans are written down if deemed impaired.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Real estate held for sale is reported at the lower of amortized cost or fair value. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of its owned properties.

In 2015, the Company entered into a ten year, 4% non-recourse loan of $15,500 on a real estate property with scheduled maturities of $518 and $11,388 during the years ended December 31, 2024 and 2025, respectively. The Company recorded an encumbrance on this real estate property up to its carrying value with the remaining amount classified as borrowings included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2023 and 2022, the amount of borrowing over the carrying value of real estate property was $2,789 and $4,496, respectively.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, money market mutual funds and all highly liquid securities with remaining maturity of three months or less. Money market mutual funds are stated at amortized cost which approximates fair value. Short-term investments presented in the Balance Sheets – Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a nonadmitted asset.

11

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying audited GAAP equity of these investments. Income from these investments is recognized when declared, to the extent that they are not in excess of the undistributed accumulated earnings. Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus. These investments are recorded in other investments in the Balance Sheets – Statutory Basis. The recorded carrying value of affiliated limited liability companies are as follows:

	2023	2022
AIC	$ 12,018	$ 11,351
VCA [1]	476	443
AAS [1]	266	758
Dental Select	—	64,535
Total	$ 12,760	$ 77,087

1 VCA and AAS did not have GAAP audits performed, so the Company nonadmits these assets.

Other investments also include collateral loans, surplus debentures, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments of $3,256 and $1,633, and $1,265 were recorded as realized losses during 2023, 2022, and 2021, respectively. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceeds 10% of its admitted assets.

The Company purchases and sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company also sells futures contracts on certain equity indices with expiration dates of less than 6 months as well as buys and sells futures contracts on certain Treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or Treasury notes. The net notional amount of the futures contracts at December 31, 2023 and 2022 was $1,094 and $28,994, respectively.

The Company is required to post collateral to the brokering bank for futures. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2023 and 2022 was $26,657 and $26,562, respectively.

Since futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The total variation margin on closed futures contracts is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

12

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company purchased and sold interest rate swaps to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. These swaps were closed in 2021. The total variation margin on open swaps was reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. The total variation margin on closed interest rate swaps was reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

The Company purchases and sells call options (Over the Counter (OTC) index call options) to hedge insurance contracts whose credited interest is linked to returns on multiple equity indices based on a formula which applies participation rates and/or cap rates to the returns in the indices. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The OTC index call options expire monthly until December 23, 2025. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased OTC index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written OTC index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells OTC index call options to effectively offset the proceeds the Company would receive on its purchased OTC index call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

The Company purchases and sells Exchange traded index call options (Exchange traded index call options) based on multiple equity indices to hedge equity index annuity contracts and universal life contracts. The Company has purchased and written Exchange traded index call options that expire through December 20, 2024. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written Exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price.

The Company purchases and sells Exchange traded put options (Equity put options) based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period. The Company has no outstanding purchased and written Exchange traded put options as of December 31, 2023 and 2022. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written Equity put options require the Company to pay cash at settlement if the closing index value is below the strike price. If the closing index value is above the strike price, the Equity put options expire without value.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the options. To minimize this risk, the Company only enters into private contracts with counter-parties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The credit exposure is limited to the fair value of the net call options of $164,907 and $54,710 at December 31, 2023 and 2022, respectively. The Company is not required to post collateral to counterparty banks for bilateral options due to the nature of positions taken. For listed contracts, the Company may be required to post collateral with the clearing (prime) broker depending on the positions taken. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2023 and 2022 was $0 and $3,904, respectively. The notional amount of the options at December 31, 2023 and 2022 was $1,708,473 and $1,162,631, respectively.

Starting in 2020, the Company uses OTC foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with holding foreign currency denominated investments. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, cash flows in one currency for cash flows in another currency. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. When the currency swaps meet specific criteria, they may be designated as accounting hedges and accounted for as foreign currency fair value hedges. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument’s effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

13

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements (MNAs) and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2023, the Company had no collateral pledged to or from counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance.

The options (OTC index call options, Exchange traded index call options and Equity put options) are carried at their fair value and reflected in other investments and other liabilities in the Balance Sheets – Statutory Basis. Changes in the fair value of expired options are reflected in net investment income and changes in the fair value of open options are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. Changes in the fair value of open options that do not meet the requirements of an effective hedge are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The foreign currency swaps used in effective hedges are carried in a manner consistent with the hedged asset or liability. Foreign currency swaps hedging bonds are carried at amortized cost and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the carrying value of open foreign currency swaps as a result of exchange rate changes are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Interest income received from open foreign currency swaps is reflected in net investment income. Changes in the carrying value of closed foreign currency swaps is reflected in net investment income.

Foreign currency swaps not used in an effective hedge are carried at fair value and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the fair value of open foreign currency swaps are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Changes in the fair value of closed foreign currency swaps and interest income associated with the currency swaps are reflected in net investment income.

The credit exposure is limited to the fair value of the options and foreign currency swaps included in other investments in the Balance Sheets - Statutory Basis as follows:

	Fair Values of Derivative Instruments
	Asset Derivatives
	Notional Amount		Fair Value
	2023	2022	2023	2022
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts owned	$ 3,070,551	$ 2,326,454	$ 232,186	$ 70,244
OTC index call option contracts written	(1,352,371)	(1,173,605)	(123,527)	(33,324)
Exchange traded index call option contracts owned	1,157,176	1,144,236	167,068	52,356
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - gross asset	—	56,300	—	4,484
Total asset derivatives	$ 2,875,356	$ 2,353,385	$ 275,727	$ 93,760

14

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The fair value of the related derivative liabilities included in other liabilities in the Balance Sheets - Statutory Basis are as follows:

	Fair Values of Derivative Instruments
	Liability Derivatives
	Notional Amount		Fair Value
	2023	2022	2023	2022
Derivatives Not Designated as Hedging Instruments:
Exchange traded index call option contracts written	$ 1,166,883	$ 1,134,454	$ 110,820	$ 34,566
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - gross liability	158,753	—	1,651	—
Total liability derivatives	$ 1,325,636	$ 1,134,454	$ 112,471	$ 34,566

The amounts recognized in net investment income and change in unrealized gains (losses) in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for options, futures, interest rate swaps and foreign currency swaps are as follows:

	Amount Recognized
	2023	2022	2021
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - closed	$ (15,207)	$ (25,586)	$ 34,925
Exchange traded index call option contracts - closed	6,913	(20,651)	33,671
Equity put option contracts - closed	(16)	784	(1,584)
Futures contracts - closed	(36,224)	(41,108)	(30,960)
Interest rate swap contracts - closed	—	—	(22,723)
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - closed	1,172	—	—
Foreign currency swaps - open	—	938	298
Total recognized in net investment income	$ (43,362)	$ (85,623)	$ 13,627
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - open	$ 37,212	$ (40,835)	$ (9,980)
Exchange traded index call option contracts - open	30,723	(29,296)	(4,323)
Futures contracts - open	8,028	3,886	(1,185)
Interest rate swap contracts - open	—	—	11,668
Foreign currency swaps - open	—	—	50
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - open	2,832	4,880	898
Total recognized in change in unrealized gains (losses)	$ 78,795	$ (61,365)	$ (2,872)

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

15

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is nonadmitted. All other investment income due and accrued, excluding loans on insurance contracts, with amounts over 90 days past due is nonadmitted. There were no accrued interest amounts excluded from unassigned surplus at December 31, 2023 and 2022.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Nonadmitted Assets

In accordance with NAIC SAP, certain assets, designated as nonadmitted assets, are excluded from the Balance Sheets – Statutory Basis and are charged directly to surplus. Nonadmitted assets consist primarily of a portion of deferred income tax assets, loans on insurance contracts, prepaid expenses, advances to agents, unearned annualized commissions, furniture and equipment, application software, other investment income that is over 90 days past due, unaudited non-insurance subsidiaries and other assets not specifically identified as an admitted asset within NAIC SAP. Total nonadmitted assets were $231,533 and $181,150 at December 31, 2023 and 2022, respectively.

Furniture and Equipment

Electronic data processing (EDP) equipment at cost of $12,117 and $10,793 and operating software at cost of $994 and $5,625 are carried at cost less accumulated depreciation at December 31, 2023 and 2022, respectively. The admitted value of the Company’s EDP and operating software is limited to three percent of capital and surplus. The admitted portion at cost, net of accumulated depreciation of $10,678 and $13,920, was $2,433 and $2,498, respectively and is recorded in other admitted assets in the Balance Sheets – Statutory Basis at December 31, 2023 and 2022. EDP equipment and operating software are depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years.

An impairment of an asset is recorded as a charge to operations if both of the following conditions are met: information available prior to issuance of the statutory basis financial statements indicates that it is probable that an asset has been impaired at the date of the statutory basis financial statements and the amount of loss can be reasonably estimated.

Leasehold improvements are carried at cost less accumulated amortization. The Company provides for amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally amortized over three to twenty years. Non-operating software is depreciated over the lesser of its estimated useful life or five years. Other furniture and equipment are depreciated using the straight line method over the estimated useful lives of the assets. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense on depreciable assets of $8,098, $5,379 and $5,218 was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis for the years ended December 31, 2023, 2022 and 2021, respectively.

16

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Reserves for Life, Accident and Health Policies, and Deposit-type Funds

Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method (CRVM) or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities, or the PBR method under which the company holds the higher of the Net Premium reserve, the Deterministic reserve or the Stochastic reserves which considers a wide range of future economic conditions using justified company experience factors, such as mortality, lapses and expenses with prescribed rule-based requirements and regulatory guardrails. Reserves for fixed annuities are calculated using the Commissioners’ Annuity Reserve Valuation Method (CARVM) with appropriate statutory interest and mortality assumptions. Reserves for variable annuities are calculated in conformance with section VM-21 of the Valuation Manual (VM-21). VM-21 requires the determination of reserves based on the combination of a conditional tail expectation 70 (CTE 70) stochastic amount and a possible additional standard projection amount. The additional standard projection amount is based on the Prescribed Projections Amount (PPA). Both the CTE 70 stochastic amount and PPA are based on a wide range of future economic conditions. The CTE 70 reflects prudent estimate assumptions and the PPA uses prescribed assumptions in place of certain prudent estimate assumptions.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for unpaid individual accident and health disability contracts claims, the present value of amounts not yet due on claim reserves is a first principles-type calculation based on a seriatim listing of open disability claims. All termination rate and interest discounting assumptions adhere to minimum NAIC Standards. The adequacy of these reserves is demonstrated annually using follow-up studies as defined in the Actuarial Standard of Practice No. 5, Section 3.6. In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a provision for litigated claims.

Reserves for unpaid group accident and health long-term disability contracts are a tabular calculation based on a seriatim listing of open disability claims. Issued and incurred claims are generated based on the 2012 Group Long-term Disability Table (GLTD). A modification is made for claims in the first two years from disablement.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims

The reserves for unpaid group and individual dental and vision claims are estimated using historical claim lags, with adjustments based on the current level of pending/unprocessed claims, and relative to the historical levels during the time period used to generate claim lag factors. The reserves for unpaid claims for group and individual dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

17

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Dividends to Policyholders

Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. Dividends to policyholders also include reinsurance assumed business. A portion of the Company’s business has been issued on a participating basis. The amount of insurance in force on direct individual life participating policies was $12,296,748 or 10.5% and $11,278,165 or 10.3% of the individual life policies in force as of December 31, 2023 and 2022, respectively.

Accrued Separate Account Transfers

Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

Asset Valuation and Interest Maintenance Reserves

The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $9,711, $9,977 and $9,487 for 2023, 2022 and 2021, respectively.

Recognition of Premium Revenues and Related Costs

Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, reserves for life, accident and health policies, and reserves for unpaid claims are reported net of reinsured amounts. In a modified coinsurance arrangement, the ceding company retains the assets with respect to the policies reinsured and also retains and records the associated reserves. The assuming company does not reflect the assets or reserves in its balance sheet.

Surplus Notes

The Surplus Notes (the Notes) are included in capital and surplus. Interest on the Notes is not accrued or paid until written approval from the Department has been received.

Income Taxes

The Company files a life/non-life consolidated tax return with AMHC and AMHC eligible affiliates. The Company’s income tax allocation is based upon a written agreement which uses a modified separate return method. The modified separate return method adjusts the separate return method so that the net operating losses (or other current or deferred tax attributes) are characterized as realized by the Company when those attributes are realized (or realizable) by the consolidated group.

18

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency reserve for tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated. The tax contingency reserves are evaluated based upon the facts and circumstances that exist at each reporting measurement. Adjustments may result from new information, resolution of an issue with the taxing authorities or changes in laws or regulations. There was no reserve for tax related contingencies at December 31, 2023 and 2022.

The Company is subject to taxation in the United States and various states. In 2018, the Internal Revenue Service (IRS) started a limited scope examination of the AMHC consolidated federal income tax return for tax year 2015. Additionally, the 2017 net operating loss carryback claim filed amending tax years 2015 and 2016 are currently under examination as part of the Joint Committee on Taxation process. This examination has reached the IRS Appeals process and any potential tax changes required are not expected to be material. Due to the IRS examinations, the Company has extended the statute of limitations for tax years 2015 and 2016. The Company is no longer subject to examinations by tax authorities for years before 2015.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Net asset values and changes in net asset values of separate account assets generally accrue directly to the contract holders and are not included in the Company’s revenues and expenses or surplus.

Vulnerability due to Certain Concentrations

The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes, including policies and related impacts from pandemics or other public health issues (such as the COVID-19 pandemic). Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer’s estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Accounting Pronouncements

In August 2023, the NAIC issued Interpretation 23-01 which provides optional, limited-time guidance allowing the admittance of net negative (disallowed) IMR up to 10% of adjusted capital and surplus. The guidance was effective immediately and will be automatically nullified on January 1, 2026. There was no impact in 2023 to the Company from the adoption of this guidance.

In August 2023, the NAIC issued Statement of Statutory Accounting Principles (SSAP) No. 26R - Bonds and SSAP No. 43R - Asset-Backed Securities which prescribe a principles-based definition for identifying whether security structures should be reported as long-term bonds. The amended guidance provides criteria for distinguishing bonds from other types of investments. The guidance is effective on January 1, 2025. The Company is currently evaluating the impact of this guidance on its financial position and results of operations.

In December 2023, the NAIC issued SSAP No. 2R - Cash, Cash Equivalents, Drafts, and Short-Term Investments to further restrict the investments that are permitted for cash equivalent or short-term reporting. The guidance is effective on January 1, 2025. The Company is currently evaluating the impact of this guidance on its financial position and results of operations.

Accounting Changes

During 2023, the Company changed its method of accounting for distributions received from joint ventures, partnerships, and limited liability companies to include fair value adjustments in addition to accumulated earnings in order to better align with the U.S. GAAP equity of the investee. The change resulted in a decrease in net unrealized capital gains (losses), less capital gains tax of $58,822 as of December 31, 2023. There was no impact to prior period Capital and Surplus.

19

NOTE 2 - BUSINESS COMBINATIONS AND GOODWILL

Statutory Merger

Effective October 1, 2023, Dental Select was merged into the Company with the Company assuming net liabilities of $3,296. In the Summary of Operations and Changes in Capital and Surplus - Statutory Basis, the Company recorded a charge of $92,822 for the write-off of embedded goodwill and reversed unrealized losses of $28,074, net of taxes, for a net charge to surplus of $64,748.

Effective October 31, 2022, BlueStar was merged into the Company with its net assets of $375 distributed to the Company. The Company recognized a realized gain of $279 and an unrealized loss of $31,756 in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis as a result of this transaction. The unrealized loss represented the write-off of embedded goodwill.

NOTE 3 - INVESTMENTS

Bonds

The cost or amortized cost and estimated fair value of bonds by type are summarized as follows:

December 31, 2023
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$ 90,094	$ 77	$ (11,261)	$ 78,910
All other governments	24,629	725	(295)	25,059
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	175,210	10	(15,950)	159,270
Hybrid securities	5,137	—	(997)	4,140
Industrial and miscellaneous (unaffiliated)	11,068,016	119,797	(943,336)	10,244,477
Total bonds	$ 11,363,086	$ 120,609	$ (971,839)	$ 10,511,856

December 31, 2022
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$ 107,791	$ 78	$ (12,551)	$ 95,318
All other governments	2,057	—	(106)	1,951
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	202,913	7	(18,350)	184,570
Hybrid securities	5,137	—	(1,083)	4,054
Industrial and miscellaneous (unaffiliated)	10,726,302	29,632	(1,267,076)	9,488,858
Total bonds	$ 11,044,200	$ 29,717	$ (1,299,166)	$ 9,774,751

At December 31, 2023, the amortized cost of bonds was increased by $1,652 and was reduced by $4,519 at December 31, 2022 as a result of cumulative fair value adjustments on ETF mutual fund bonds and bonds rated NAIC 6 to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $11,364,738 and $11,039,681, respectively.

20

NOTE 3 - INVESTMENTS, (continued)

The cost or amortized cost and estimated fair value of bonds at December 31, 2023 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$ 225,234	$ 223,383
Due after one year through five years	1,653,198	1,610,811
Due after five years through ten years	2,802,135	2,644,081
Due after ten years	6,522,531	5,885,569
Bonds with multiple repayment dates	159,988	148,012
Total bonds	$ 11,363,086	$ 10,511,856

Proceeds from the sales of bonds were $308,442, $588,433, and $297,045 for the years ended December 31, 2023, 2022 and 2021, respectively.

Realized capital gains (losses) are as follows:

	Years Ended December 31
	2023	2022	2021
Bonds:
Gross realized capital gains on sales	$ 7,070	$ 12,908	$ 10,740
Gross realized capital losses on sales	(9,335)	(4,606)	(1,350)
Net realized capital gains (losses) on sales	(2,265)	8,302	9,390
Other, including impairments and net gain on dispositions other than sales	(5,148)	(641)	198
Total bonds	(7,413)	7,661	9,588
Preferred stocks	(618)	—	2,050
Common stocks	33,983	3,221	361
Mortgage loans	(2,040)	110	424
Real estate	2,285	55	4,501
Other investments	12,092	20,424	9,696
Realized capital gains before federal income taxes and transfer to IMR	38,289	31,471	26,620
Realized capital gains (losses) transferred to IMR	(2,708)	8,726	12,980
Federal income tax expense	8,610	4,718	6,594
Net realized capital gains	$ 32,387	$ 18,027	$ 7,046

The Company has entered into an agreement with the FHLB of Topeka to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for advances (lines of credit) up to $842,353 to the Company in return for the purchase of asset-based membership stock equal to 0.1% of assets, with a $500 maximum, plus an additional activity-based stock purchase equal to 4.5% of the advances less the amount of the asset-based membership stock held. As part of the agreement, $25,360 and $29,714 in stock was owned at December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, the Company did not have any FHLB membership stock, listed above, eligible for redemption.

21

NOTE 3 - INVESTMENTS, (continued)

The amount of FHLB capital stock held, in aggregate, and classified as of December 31 is as follows:

	General Account
	2023	2022
Membership stock - class A	$ 326	$ 304
Membership stock - class B	24,339	27,816
Excess stock	695	1,594
Aggregate total	$ 25,360	$ 29,714
Actual or estimated borrowing capacity as determined by the insurer	$ 842,353	$ 896,068

As of December 31, 2023 and 2022, the Company had $700,000 of funding agreements outstanding with the FHLB. There are $1,307,617 and $1,352,091 of bonds and mortgage loans pledged as collateral at December 31, 2023 and 2022, respectively. The assets and reserves related to the funding agreements are reported in the general account as the Company's strategy is to increase investment income to the general account from the investment spread strategy. The related reserves of $702,943 and $700,967 are reported in deposit-type funds on the Balance Sheets – Statutory Basis as of December 31, 2023 and 2022, respectively.

The values of the bonds and mortgage loans pledged as collateral to the FHLB and the total aggregate borrowing by the Company as of December 31 is as follows:

	General Account
	2023	2022
Fair value	$ 1,189,376	$ 1,205,998
Carrying value	1,307,617	1,352,091
Aggregate total borrowing - funding agreements	700,000	700,000
Aggregate total borrowing - lines of credit	—	95,000

The maximum amount of collateral pledged to the FHLB during the years ended December 31 is as follows:

	General Account
	2023	2022
Fair value	$ 1,214,466	$ 1,303,738
Carrying value	1,354,135	1,352,091
Amount borrowed at time of maximum collateral - funding agreements	700,000	700,000
Amount borrowed at time of maximum collateral - lines of credit	117,500	95,000

There are prepayment penalties on the Company's funding agreements.

22

NOTE 3 - INVESTMENTS, (continued)

Restricted Assets

A detailed summary of restricted assets (including pledged assets) primarily bonds, common stock, mortgage loans and cash at cost or amortized cost is as follows:

December 31, 2023
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$ 25,360	$ 29,714	$ (4,354)	$ —	$ 25,360	0.092%	0.093%
Bonds on deposit with states	145,050	145,434	(384)	—	145,050	0.528%	0.533%
Pledged collateral to FHLB
(including assets backing
funding agreements)	1,307,617	1,352,091	(44,474)	—	1,307,617	4.764%	4.804%
Pledged as collateral not
captured in other categories:
Derivatives	26,657	30,466	(3,809)	—	26,657	0.097%	0.098%
Other restricted assets:
Policy Loans reinsurance
assumed	109,179	114,674	(5,495)	—	109,179	0.398%	0.401%
Bonds and short-term
investments from
reinsurance assumed *	937,979	977,515	(39,536)	—	937,979	3.417%	3.446%
Total restricted assets	$ 2,551,842	$ 2,649,894	$ (98,052)	$ —	$ 2,551,842	9.296%	9.375%

December 31, 2022
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$ 29,714	$ 14,841	$ 14,873	$ —	$ 29,714	0.116%	0.117%
Bonds on deposit with states	145,434	134,407	11,027	—	145,434	0.570%	0.574%
Pledged collateral to FHLB
(including assets backing
funding agreements)	1,352,091	1,270,608	81,483	—	1,352,091	5.301%	5.339%
Pledged as collateral not
captured in other categories:
Derivatives	30,466	33,998	(3,532)	—	30,466	0.119%	0.120%
Other restricted assets:
Policy Loans reinsurance
assumed	114,674	117,034	(2,360)	—	114,674	0.450%	0.453%
Bonds and short-term
investments from
reinsurance assumed *	977,515	1,104,770	(127,255)	—	977,515	3.832%	3.860%
Total restricted assets	$ 2,649,894	$ 2,675,658	$ (25,764)	$ —	$ 2,649,894	10.388%	10.463%

* Includes investment income due and accrued

23

NOTE 3 - INVESTMENTS, (continued)

An aging of unrealized losses on the Company’s investments in bonds and unaffiliated stocks were as follows:

	December 31, 2023
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$ 9,760	$ (477)	$ 69,104	$ (10,784)	$ 78,864	$ (11,261)
All other governments	18,886	(211)	1,913	(84)	20,799	(295)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	14,121	(645)	145,149	(15,305)	159,270	(15,950)
Hybrid securities	2,002	(493)	2,138	(504)	4,140	(997)
Industrial and miscellaneous (unaffiliated)	3,006,036	(112,607)	6,556,903	(830,729)	9,562,939	(943,336)
Total bonds	3,050,805	(114,433)	6,775,207	(857,406)	9,826,012	(971,839)
Preferred stocks	1,457	—	3,308	(450)	4,765	(450)
Common stocks	165,162	(1,021)	33,929	(2,135)	199,091	(3,156)
Total	$ 3,217,424	$ (115,454)	$ 6,812,444	$ (859,991)	$ 10,029,868	$ (975,445)

	December 31, 2022
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$ 61,025	$ (3,086)	$ 34,111	$ (9,465)	$ 95,136	$ (12,551)
All other governments	1,950	(106)	—	—	1,950	(106)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	149,055	(9,310)	35,372	(9,040)	184,427	(18,350)
Hybrid securities	—	—	4,055	(1,083)	4,055	(1,083)
Industrial and miscellaneous (unaffiliated)	5,704,567	(524,996)	3,118,809	(742,080)	8,823,376	(1,267,076)
Total bonds	5,916,597	(537,498)	3,192,347	(761,668)	9,108,944	(1,299,166)
Preferred stocks	4,486	(415)	7,866	(773)	12,352	(1,188)
Common stocks	170,215	(3,811)	26,802	(3,574)	197,017	(7,385)
Total	$ 6,091,298	$ (541,724)	$ 3,227,015	$ (766,015)	$ 9,318,313	$ (1,307,739)

The unrealized losses related to bonds in 2023 and 2022 reported above were partially due to liquidity and market-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company’s intention and ability to sell or hold the security for a period of time sufficient to allow for a recovery in value. The Company has determined that such declines were temporary in nature.

24

NOTE 3 - INVESTMENTS, (continued)

The Company considers various factors when considering if a decline in the fair value of a common stock security is other-than-temporary, including but not limited to the magnitude of the unrealized loss; the volatility of the investment; analyst recommendations, price targets and NAIC ratings; opinions of the Company’s investment managers; market liquidity; and the Company’s intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company did not record any realized losses for other-than-temporary impairments on unaffiliated common stocks during 2023, 2022 and 2021.

The Company’s bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2023 and 2022, bonds at book/adjusted carrying value totaling $468,893 and $495,262, respectively, (4.2% and 4.5%, respectively, of the total bond and short-term portfolios) are considered below investment grade. Securities are classified as below investment grade by utilizing rating criteria established by the NAIC. During 2023, 2022 and 2021, the Company recorded realized losses for other-than-temporary impairments on bonds of $5,122, $1,841 and $1,556, respectively. There were no loan-backed and structured security investments with recognized other-than-temporary impairments in 2023.

A summary of loan-backed and structured security investments included in industrial and miscellaneous (unaffiliated) with unrealized losses for which an other-than-temporary impairment has not been recognized is as follows:

December 31, 2023
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$ 118,063	$ 116,133	$ (1,930)	$ 2,082,070	$ 1,924,754	$ (157,316)

December 31, 2022
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$ 1,912,652	$ 1,770,507	$ (142,145)	$ 620,400	$ 536,410	$ (83,990)

Mortgage Loans

For the commercial mortgage loans held by the Company, debt service coverage ratio (DSCR) is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property’s net operating income to the borrower’s principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations.

Debt service coverage ratios for income dependent mortgage loans are summarized as follows:

	December 31
	2023	2022
DSCR distribution
Below 1.0	$ 76,167	$ 55,620
1.0 - 1.2	178,633	215,154
1.2 - 1.5	371,247	430,061
Greater than 1.5	1,559,250	1,518,463
Total	$ 2,185,297	$ 2,219,298

Mortgage loans with a DSCR below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

25

NOTE 3 - INVESTMENTS, (continued)

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

	December 31
	2023	2022
Loan to value
Below 60%	$ 10,558	$ 11,990
60-75%	2,109	2,441
Above 75%	—	999
Total	$ 12,667	$ 15,430

The Company sold the residential loan portfolio during 2023. The loss on the sale was not material.

An aging analysis of the commercial loans held by the Company is summarized as follows:

December 31
	2023	2022
Recorded investment (all)
Current	$ 2,197,964	$ 2,234,728
30-59 days past due	—	—
60-89 days past due	—	—
90-179 days past due	—	—
180+ days past due	—	—
Accruing Interest 180+ Days Past Due
Recorded investment	—	—
Interest accrued	—	—
Participant or co-lender in a mortgage loan agreement
Recorded investment	568	1,287

At December 31, 2023, the average size of an individual commercial mortgage loan was $2,033. For commercial mortgage loans, the Company’s policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible. Due and accrued interest income deemed collectible on impaired loans over 180 days past due is nonadmitted. As of December 31, 2023, the maximum and minimum rates of interest in the Company’s mortgage loan portfolio were 8.99% and 4.50% for commercial mortgage loans.

In 2023 and 2022, the Company had 44 and 81, respectively, commercial loans acquired or with additions to existing loans at the maximum and minimum rates of interest of 8.99% and 7.50%, respectively, and 4.50% and 2.85%, respectively, totaling $158,851 and $341,346, respectively. Commercial mortgage loans are evaluated individually for impairment. The Company had no impairments for commercial mortgage loans during 2023, 2022 and 2021. The Company had no investment in impaired loans with credit losses as of December 31, 2023 and 2022. There were no mortgage loans derecognized as a result of foreclosure during 2023 or 2022.

26

NOTE 3 - INVESTMENTS, (continued)

Real Estate

There were 2 commercial real estate sales with total gain recognized of $2,285 for the year ended December 31, 2023. There was 1 residential real estate sale with total gain recognized of $55 for the year ended December 31, 2022. The gains recorded on sales are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

There were no residential real estate properties classified as held for sale for the year ended December 31, 2023. There were no commercial real estate properties classified as held for sale for the year ended December 31, 2023. One commercial real estate property with a recorded value of $672 was classified as held for sale for the year ended December 31, 2022. Commercial real estate was either sold or classified as held for sale based on the Company’s intent to dispose of certain property via sale. Sales are usually within one year, based on economic factors, but may be extended per other executed agreements.

The Company recognizes real estate property impairments as other-than-temporary and records them as realized losses. The Company had no real estate impairments for the years ended December 31, 2023 and 2022. Fair value for impaired commercial real estate was determined by valuations based on internal and/or external appraisals. The real estate impairment losses due to decreases in property value are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

Low-Income Housing Tax Credit Investments

The Company has up to 13 remaining years of unexpired tax credits and is required to hold these investments for up to 17 years. During 2023 and 2022, the Company recognized $10,474 and $8,309, respectively, of low income housing tax credits (LIHTC) and other tax benefits. The Company’s investment in LIHTC recognized in the Balance Sheets - Statutory Basis in other investments was $77,319 and $68,042 and in other liabilities was $34,500 and $31,918 for the years ended December 31, 2023 and 2022, respectively. The Company has made unconditional commitments to provide additional capital contributions in low income housing partnerships of $16,789, $10,778, $4,349, $746, and $132, in 2024, 2025, 2026, 2027, and 2028, respectively, and $1,706 thereafter. No property is currently subject to any regulatory review. The Company had no investment in LIHTC that exceeded 10% of its admitted assets. The Company recognized no impairment losses related to LIHTC at December 31, 2023 and 2022. The Company recognized no write-down or reclassification resulting from the forfeiture or ineligibility of tax credits at December 31, 2023 and 2022.

Offsetting and Netting of Assets and Liabilities

Call options and foreign currency swaps that are included in other investments and other liabilities on the Balance Sheets - Statutory Basis and qualified for offsetting and netting are as follows:

	December 31, 2023			December 31, 2022
	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
Assets:
Derivatives - call options	$ 232,186	$ 123,527	$ 108,659	$ 70,244	$ 33,324	$ 36,920
Derivatives - foreign
currency swaps	2,961	2,961	—	5,805	1,321	4,484

Liabilities:
Derivatives - call options	$ 123,527	$ 123,527	$ —	$ 33,324	$ 33,324	$ —
Derivatives - foreign
currency swaps	4,612	2,961	1,651	1,321	1,321	—

27

NOTE 3 - INVESTMENTS, (continued)

Net Investment Income

Major categories of net investment income by class of investment are summarized below.

	Years Ended December 31
	2023	2022	2021
Income:
Bonds	$ 499,408	$ 419,734	$ 400,928
Preferred stocks	490	586	528
Common stocks	8,382	7,427	7,905
Mortgage loans	98,441	104,071	107,955
Real estate[1]	14,261	14,515	15,187
Loans on insurance contracts	33,583	28,034	30,169
Short-term investments	3,385	763	73
Derivatives	(43,362)	(85,623)	13,627
Other investments	50,021	64,070	84,268
Amortization of interest maintenance reserve	9,711	9,977	9,487
Gross investment income	674,320	563,554	670,127
Total investment expenses	52,135	49,607	55,131
Net investment income	$ 622,185	$ 513,947	$ 614,996

1Includes amounts for the occupancy of company-owned property of $8,302, $8,541 and $8,541 in 2023, 2022, and 2021, respectively.

The Company had securities sold, redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) during 2023 and 2022, of which the total number of CUSIPs sold, disposed or otherwise redeemed was 9 and 32, respectively. The aggregate amount of investment income generated as a result of prepayment penalties and/or acceleration fees collected from called securities was $721 and $2,704, respectively.

Fair Value Measurements

Included in various investment related lines in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under NAIC SAP. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 – Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

28

NOTE 3 - INVESTMENTS, (continued)

Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 – Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

Net asset value (NAV) – Separate account assets are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy.

The following tables provide information about the Company’s financial assets and liabilities measured and reported at fair value or NAV:

	December 31, 2023
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Industrial and miscellaneous (unaffiliated)	$ —	$ —	$ 116	$ —	$ 116
Total bonds	—	—	116	—	116
Common stock
Industrial and miscellaneous (unaffiliated)	385,715	—	—	—	385,715
Total common stocks	385,715	—	—	—	385,715
Other investments	12,590	—	—	—	12,590
Derivative assets
Exchange traded index call options	167,068	—	—	—	167,068
Over the counter index call options	—	108,659	—	—	108,659
Foreign currency swaps	—	—	—	—	—
Total other investments	179,658	108,659	—	—	288,317
Separate account assets	—	—	—	10,379,450	10,379,450
Total assets at fair value/net asset value	$ 565,373	$ 108,659	$ 116	$ 10,379,450	$ 11,053,598

Liabilities at fair value
Derivative liabilities
Exchange traded index call options (written)	$ 110,820	$ —	$ —	$ —	$ 110,820
Foreign currency swaps	—	1,651	—	—	1,651
Total liabilities at fair value	$ 110,820	$ 1,651	$ —	$ —	$ 112,471

29

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2022
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Industrial and miscellaneous (unaffiliated)	$ —	$ —	$ 3	$ —	$ 3
Total bonds	—	—	3	—	3
Common stock
Industrial and miscellaneous (unaffiliated)	368,545	—	—	—	368,545
Total common stocks	368,545	—	—	—	368,545
Other investments	11,373	—	—	—	11,373
Derivative assets
Exchange traded index call options	52,356	—	—	—	52,356
Over the counter index call options	—	36,920	—	—	36,920
Foreign currency swaps	—	4,484	—	—	4,484
Total other investments	63,729	41,404	—	—	105,133
Separate account assets	—	—	—	9,286,022	9,286,022
Total assets at fair value/net asset value	$ 432,274	$ 41,404	$ 3	$ 9,286,022	$ 9,759,703

Liabilities at fair value
Derivative liabilities
Exchange traded index call options (written)	$ 34,566	$ —	$ —	$ —	$ 34,566
Total liabilities at fair value	$ 34,566	$ —	$ —	$ —	$ 34,566

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 – Financial Assets and Liabilities

These assets and liabilities include actively-traded exchange-listed common stocks, mutual funds, exchange traded call and put options and exchange traded call and put options (written). Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Derivative asset and liability valuations are based on quoted prices in active markets for identical securities. Exchange traded call options and equity put options and written exchange traded call options and written equity put options are classified as Level 1.

Level 2 – Financial Assets and Liabilities

The Company's Level 2 assets includes bonds, OTC index call options and foreign currency swaps. Prices are based on other observable inputs, including quoted prices for similar assets/liabilities. The Company used broker quotes which are corroborated to the market for the monthly valuation of the index call options and foreign currency swaps. For the index call options, the broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. For the foreign currency swaps, the broker quotes use models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades.

Level 3 - Financial Assets

The Company classified asset-backed securities and residential mortgage-backed securities carried at fair value due to NAIC 6 ratings in Level 3 at December 31, 2023 and 2022. The primary inputs to valuation include reported trades, bids, benchmark yields, credit spreads, estimated cash flows, prepayment speeds, and collateral performance. Collateral performance is analyzed for each security and includes delinquency rates, loss severity rates and prepayment speeds. These securities were classified in Level 3 due to the price being based on uncorroborated broker quotes, unobservable market inputs or internal valuations.

30

NOTE 3 - INVESTMENTS, (continued)

NAV - Financial Assets

Separate account assets represent NAVs as a practical expedient received from fund managers who stand ready to transact at the quoted values. The funds in the separate account assets are considered open-end mutual funds, meaning that the fund is ready to redeem its shares at any time and offers its shares for sale to the public, either through retail outlets or through institutional investors continuously. For institutional funds, NAVs are received daily from fund managers, and the managers stand ready to transact at these quoted amounts. The Company, on behalf of the contract holders, transacts in these funds on a daily basis as part of the separate account trading activity. There are no unfunded commitments in the separate account assets.

There were no material transfers into or out of Level 3 during the years ended December 31, 2023 and 2022.

The tables below reflect the fair values or NAV and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method. The Company had no financial instruments that were not practicable to calculate fair value. The Company had no investments measured using NAV instead of fair value in which the investment may be sold below NAV or significant restrictions in the liquidation of the investment held at NAV. The fair values are also categorized into the three-level fair value hierarchy as described previously:

December 31, 2023
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$ 10,511,856	$ 11,364,738	$ —	$ 6,799,237	$ 3,712,619	$ —
Preferred stocks	5,348	5,426	—	5,348	—	—
Common stocks	411,825	411,825	385,715	25,360	750	—
Mortgage loans	2,036,216	2,197,964	—	—	2,036,216	—
Cash, cash equivalents and short-term
investments	156,881	156,881	156,881	—	—	—
Loans on insurance contracts	638,489	734,995	—	—	638,489	—
Other investments	463,757	450,525	190,545	187,037	86,175	—
Investment income due and accrued	133,078	133,078	133,078	—	—	—
Separate account assets	—	10,379,450	—	—	—	10,379,450
Total financial assets	$ 14,357,450	$ 25,834,882	$ 866,219	$ 7,016,982	$ 6,474,249	$ 10,379,450

Liabilities:
Deposit-type funds	$ 1,167,885	$ 1,170,436	$ —	$ —	$ 1,167,885	$ —
Borrowings	2,853	2,853	—	—	2,853	—
Derivative liabilities	112,471	112,471	110,820	1,651	—	—
Separate account liabilities	—	10,379,450	—	—	—	10,379,450
Total financial liabilities	$ 1,283,209	$ 11,665,210	$ 110,820	$ 1,651	$ 1,170,738	$ 10,379,450

31

NOTE 3 - INVESTMENTS, (continued)

December 31, 2022
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$ 9,774,751	$ 11,039,681	$ —	$ 6,438,160	$ 3,336,591	$ —
Preferred stocks	12,946	13,583	—	12,946	—	—
Common stocks	398,259	398,259	368,545	29,714	—	—
Mortgage loans	2,062,363	2,272,619	—	—	2,062,363	—
Cash, cash equivalents and short-term
investments	42,135	42,135	42,135	—	—	—
Loans on insurance contracts	576,187	614,038	—	—	576,187	—
Other investments	242,065	250,660	66,570	98,690	76,805	—
Investment income due and accrued	119,326	119,326	119,326	—	—	—
Separate account assets	—	9,286,022	—	—	—	9,286,022
Total financial assets	$ 13,228,032	$ 24,036,323	$ 596,576	$ 6,579,510	$ 6,051,946	$ 9,286,022

Liabilities:
Deposit-type funds	$ 1,167,355	$ 1,170,856	$ —	$ —	$ 1,167,355	$ —
Borrowings	99,340	99,562	—	—	99,340	—
Derivative liabilities	34,566	34,566	34,566	—	—	—
Separate account liabilities	—	9,286,022	—	—	—	9,286,022
Total financial liabilities	$ 1,301,261	$ 10,591,006	$ 34,566	$ —	$ 1,266,695	$ 9,286,022

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Bonds and preferred stocks: For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Bonds and preferred stocks priced based on observable market information are assigned to Level 2. Bonds priced based on uncorroborated broker quotes, unobservable market inputs, partnership valuations or internal valuations are assigned to Level 3.

Common stocks: For publicly traded securities and mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities. For stock in FHLB carrying amount approximates fair value and as such is assigned to Level 2. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

Mortgage loans: The fair value of commercial mortgage loans is primarily determined by estimating expected future cash flows and discounting the cash flows using current interest rates for similar mortgage loans with similar credit risk. The fair value of residential mortgage loans is determined by the Yield-Based or Price-Based approach. The Yield-Based approach, applied to performing and sub-performing loans, estimates fair value by first modeling contractual cash flows and then discounting the cash flows at an appropriate discount rate that incorporates an appropriate base rate (e.g., Treasury) to which a risk premium (spread) is added. The Price-Based approach, applied to non-performing loans (greater than 90 days past due) along with certain sub-performing loans, utilizes a direct estimate of a loan’s net present value or dollar price, largely based on underlying collateral values.

32

NOTE 3 - INVESTMENTS, (continued)

Cash, cash equivalents and short-term investments, and investment income due and accrued: The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

Other investments and derivative liabilities: Public equity securities are classified as Level 1 securities as the fair values are based on quoted prices in active markets. Exchange traded call and put options and exchange traded call and put options (written) are classified as Level 1 since the valuations are based on quoted prices in active markets for identical securities. U.S. government agency securities are classified as Level 2 as the prices are based on observable market data. OTC index call options where the primary inputs to valuations include broker quotes that utilize inputs tailored to the remaining term of each call option and are assigned to Level 2. Foreign currency swaps are classified as Level 2 as the valuation is based on models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment. The fair value for other investments assigned to Level 3 are based on quoted market prices where trading activity is not available to corroborate or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Other investments carried on the equity method are not included as part of the fair value disclosure.

Loans on insurance contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

Deposit-type funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Borrowings: The fair value of borrowed money is estimated using discounted cash flow calculations based on current interest rates consistent with the maturity of the obligation.

Separate account assets and liabilities: Separate account assets represent NAV as a practical expedient received from fund managers who stand ready to transact at the quoted values. Separate account liabilities are carried at the value of the underlying assets.

NOTE 4 - INCOME TAXES

The application of NAIC SAP requires a company to evaluate the recoverability of gross deferred tax assets and to establish a valuation allowance if necessary to reduce the gross deferred tax asset to an amount which is more likely than not to be realized (adjusted gross deferred tax asset). Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable capital gains in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Based on an evaluation of the above factors, management believes it more likely than not that the adjusted gross deferred tax assets will be realized.

33

NOTE 4 - INCOME TAXES, (continued)

The components of the net deferred tax asset/(liability) as of December 31, 2023 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 315,616	$ 4,065	$ 319,681
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	315,616	4,065	319,681
Deferred tax assets nonadmitted	89,124	—	89,124
Subtotal net admitted deferred tax assets	226,492	4,065	230,557
Deferred tax liabilities	38,567	75,588	114,155
Net admitted deferred tax assets/(liability)	$ 187,925	$ (71,523)	$ 116,402

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2023 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$ —	$ —	$ —
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$ 116,402	$ —	$ 116,402
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$ 116,402	$ —	$ 116,402
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$ 270,949
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$ 110,090	$ 4,065	$ 114,155
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 226,492	$ 4,065	$ 230,557

The components of the net deferred tax asset/(liability) as of December 31, 2022 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 270,909	$ 2,554	$ 273,463
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	270,909	2,554	273,463
Deferred tax assets nonadmitted	81,820	—	81,820
Subtotal net admitted deferred tax assets	189,089	2,554	191,643
Deferred tax liabilities	39,067	55,814	94,881
Net admitted deferred tax assets/(net deferred tax liability)	$ 150,022	$ (53,260)	$ 96,762

34

NOTE 4 - INCOME TAXES, (continued)

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2022 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$ —	$ —	$ —
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$ 96,762	$ —	$ 96,762
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$ 96,762	$ —	$ 96,762
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$ 270,046
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$ 92,327	$ 2,554	$ 94,881
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 189,089	$ 2,554	$ 191,643

The changes in the components of the net deferred tax asset/(liability) from December 31, 2022 to December 31, 2023 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 44,707	$ 1,511	$ 46,218
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	44,707	1,511	46,218
Deferred tax assets nonadmitted	7,304	—	7,304
Subtotal net admitted deferred tax assets	37,403	1,511	38,914
Deferred tax liabilities	(500)	19,774	19,274
Net admitted deferred tax assets/(net deferred tax liability)	$ 37,903	$ (18,263)	$ 19,640

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$ —	$ —	$ —
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	19,640	—	19,640
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	19,640	—	19,640
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	903
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	17,763	1,511	19,274
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 37,403	$ 1,511	$ 38,914

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

35

NOTE 4 - INCOME TAXES, (continued)

The Company used the following amounts in determining the DTA admissibility:

	2023	2022
Ratio percentage used to determine recovery period and
threshold limitation above	916%	900%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$ 1,806,328	$ 1,800,304

There were no tax planning strategies utilized as of December 31, 2023 or 2022.

The provision for incurred federal income taxes on earnings are:

	Years ended December 31
	2023	2022	2021
Federal	$ 31,114	$ (143)	$ 17,359
Federal income tax on net capital gains	8,041	6,550	9,319
Federal income tax incurred	$ 39,155	$ 6,407	$ 26,678

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31			Change	Change
	2023	2022	2021	from 2022	from 2021
Deferred tax assets:
Ordinary
Discounting of unpaid losses	$ 165	$ 158	$ 172	$ 7	$ (14)
Unearned premium reserve	505	518	515	(13)	3
Policyholder reserves	111,591	100,279	93,859	11,312	6,420
Investments	7,877	10,596	10,124	(2,719)	472
Deferred acquisition costs	88,273	82,402	75,319	5,871	7,083
Policyholder dividends accrual	1,632	1,154	1,328	478	(174)
Fixed assets	11,241	6	1	11,235	5
Compensation and benefits accrual	25,789	25,224	30,390	565	(5,166)
Receivables - nonadmitted	29,906	20,859	16,556	9,047	4,303
Net operating loss carry-forward	225	242	260	(17)	(18)
Intangible Amortization	28,309	15,446	10,159	12,863	5,287
Other (including items <5% of total
ordinary tax assets)	10,103	14,025	9,948	(3,922)	4,077
Subtotal	315,616	270,909	248,631	44,707	22,278
Statutory valuation allowance adjustment	—	—	—	—	—
Nonadmitted deferred tax assets	89,124	81,820	44,951	7,304	36,869
Admitted ordinary deferred tax assets	$ 226,492	$ 189,089	$ 203,680	$ 37,403	$ (14,591)

36

NOTE 4 - INCOME TAXES, (continued)

	December 31			Change	Change
	2023	2022	2021	from 2022	from 2021
Capital
Investments	$ 1,272	$ 452	$ 476	$ 820	$ (24)
Real Estate	2,793	1,994	2,102	799	(108)
Other (including items <5% of total
ordinary tax assets)	—	108	283	(108)	(175)
Subtotal	4,065	2,554	2,861	1,511	(307)
Statutory valuation allowance adjustment	—	—	—	—	—
Nonadmitted	—	—	—	—	—
Admitted capital deferred tax assets	4,065	2,554	2,861	1,511	(307)
Admitted deferred tax assets	$ 230,557	$ 191,643	$ 206,541	$ 38,914	$ (14,898)

Deferred tax liabilities:
Ordinary
Investments	$ 3,171	$ 2,432	$ 1,617	$ 739	$ 815
Fixed assets	2,042	2,285	2,486	(243)	(201)
Deferred and uncollected premium	17,372	17,433	17,778	(61)	(345)
Policyholder reserves	6,588	10,254	13,452	(3,666)	(3,198)
Unearned commissions	9,251	6,520	6,204	2,731	316
Other (including items <5% of total
ordinary tax liabilities)	143	143	143	—	—
Subtotal	38,567	39,067	41,680	(500)	(2,613)

Capital
Investments	$ 74,312	$ 55,091	$ 75,747	$ 19,221	$ (20,656)
Real estate	1,276	723	770	553	(47)
Subtotal	$ 75,588	$ 55,814	$ 76,517	$ 19,774	$ (20,703)

Deferred tax liabilities	$ 114,155	$ 94,881	$ 118,197	$ 19,274	$ (23,316)

Net deferred tax assets	$ 116,402	$ 96,762	$ 88,344	$ 19,640	$ 8,418

The change in the net admitted deferred tax assets was $19,640, $8,418 and $5,732 for the years ended December 31, 2023, 2022 and 2021, respectively. The change in nonadmitted deferred tax assets of $7,304, $36,869 and $(19,641) was included in change in nonadmitted assets in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2023, 2022 and 2021, respectively.

The change in net deferred income taxes as of December 31 is as follows:

	2023	2022	Change
Total gross deferred tax assets	$ 319,681	$ 273,463	$ 46,218
Total deferred tax liabilities	114,155	94,881	19,274
Net deferred tax asset	$ 205,526	$ 178,582	26,944
Tax effect of change in unrealized gains and pension liability			35,349
Adjustment to prior year deferred income tax			2,923
Change in net deferred income tax			$ 65,216

37

NOTE 4 - INCOME TAXES, (continued)

	2022	2021	Change
Total gross deferred tax assets	$ 273,463	$ 251,492	$ 21,971
Total deferred tax liabilities	94,881	118,197	(23,316)
Net deferred tax asset	$ 178,582	$ 133,295	45,287
Tax effect of change in unrealized losses and pension liability			(33,343)
Change in net deferred income tax			$ 11,944

	2021	2020	Change
Total gross deferred tax assets	$ 251,492	$ 238,158	$ 13,334
Total deferred tax liabilities	118,197	90,954	27,243
Net deferred tax asset	$ 133,295	$ 147,204	(13,909)
Tax effect of change in unrealized gains and pension liability			31,065
Change in net deferred income tax			$ 17,156

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2023, 2022 and 2021 were as follows:

	2023	2022	2021
Net gain from operations before income taxes	$ 72,505	$ 83,546	$ 106,544
Net realized capital gains before income taxes	38,289	31,471	26,620
Deferred reinsurance loss, net	(3,954)	(3,377)	(2,832)
Change in pension liability	—	—	117
Change in unauthorized reinsurance	—	12	(12)
Total pre-tax statutory income	106,840	111,652	130,437
Change in nonadmitted assets	(43,079)	(20,491)	(9,453)
IMR amortization	(9,711)	(9,977)	(9,487)
Tax-exempt income	(22,687)	(25,308)	(28,681)
Adjustment to prior year deferreds	3,083	—	—
Dissolution of subsidiary	(92,822)	(35,134)	—
Non-deductible expense	4,884	3,001	2,730
Other	(408)	4,006	1,202
Subtotal	(53,900)	27,749	86,748
Statutory tax rate	0.21	0.21	0.21
Subtotal	(11,319)	5,827	18,217
Adjustment to prior year deferred income tax	(2,923)	—	—
Tax credits	(11,819)	(11,364)	(8,695)
Total statutory income taxes	$ (26,061)	$ (5,537)	$ 9,522

Federal and foreign income tax incurred	$ 39,155	$ 6,407	$ 26,678
Change in deferred income tax	(65,216)	(11,944)	(17,156)
Total statutory income taxes	$ (26,061)	$ (5,537)	$ 9,522

The Company has no foreign tax credit carryovers to subsequent years.

38

NOTE 4 - INCOME TAXES, (continued)

At December 31, 2023, the Company has tax carryovers to subsequent years as follows:

Year of Origination		Amount	Year of Expiration
2016	Net Operating Loss	$ 1,072	2036

The amount of federal income tax which is available for recoupment in the event of future capital losses is $8,354, $15,512 and $31,452 for the tax years 2023, 2022 and 2021 respectively. There were no deposits admitted under IRC Section 6033.

The Company joins in a consolidated federal income tax return filed by AMHC with AHC, AIP and Ameritas-NY.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Inflation Reduction Act was enacted on August 16, 2022, and included a new corporate alternative minimum tax (CAMT) which is effective for tax years beginning after 2022. The Company is a nonapplicable reporting entity that does not reasonably expect to be an applicable corporation subject to CAMT as a member of a tax-controlled group of corporations in 2023.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

The Company loaned $3,000 to Ameritas Advisory Services, LLC on December 5, 2023 under a promissory note due on or before December 1, 2024.

The Company loaned $2,000 to Ameritas Investment Company, LLC on April 3, 2023 under a promissory note due on or before April 1, 2024.

Ameritas-NY established a $50,000 unsecured line of credit with the Company on April 1, 2023, which is due to expire on March 31, 2024. The Company had no balances outstanding at any time during 2023.

The Company's variable life and annuity products are distributed through AIC. Policies placed by this affiliate generated commission and general insurance expense of $21,305, $22,281 and $26,047 for the years ended December 31, 2023, 2022 and 2021, respectively.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2023 and 2022, which were recorded in other admitted assets and other liabilities in the Balance Sheets-Statutory Basis. The balances are settled monthly on a net basis.

	2023	2022
Ameritas Holding Company	$ (5,247)	$ (18,898)
Ameritas Life Insurance Corp. of New York	2,927	3,033
Ameritas Investment Company, LLC	725	375
Ameritas Investment Partners, Inc.	2,012	55
Ameritas Advisory Services, LLC	491	446
Dental Select	—	2,369
Total	$ 908	$ (12,620)

39

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been decreases of $2,829 and $2,455 for the years ended December 31, 2023 and 2021, respectively, and an increase of $3,009 for the year ended December 31, 2022. The Company receives investment advisory services from an affiliate. Costs related to this agreement, which are included in investment expenses, totaled $20,712, $19,631 and $18,434 for the years ended December 31, 2023, 2022 and 2021, respectively.

NOTE 6 - EMPLOYEE BENEFITS

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. The Company's method of accounting for these plans is the accrual method and the assets for some of these deferred compensation plans are held in a Rabbi Trust.

The Company has unfunded, non-qualified pension plans (the NQ Plans) where the Company makes payments under certain voluntary arrangements for retirement benefits, which are not provided for under the AHC sponsored defined benefit pension plan. The measurement date for the Company’s NQ Plans was December 31. A summary of the obligations and assumptions are as follows:

	Underfunded Pension Benefits
	2023	2022	2021
Benefit obligation at beginning of year	$ 34,365	$ 44,138	$ 49,302
Service cost	—	—	35
Interest cost	1,763	1,082	966
Actuarial loss	(84)	(6,145)	(1,458)
Benefits paid	(4,268)	(4,710)	(4,707)
Benefit obligation at end of year	$ 31,776	$ 34,365	$ 44,138

	Pension Benefits
	2023	2022	2021
Fair value of plan assets at beginning of year	$ —	$ —	$ —
Reporting entity contribution	4,268	4,710	4,707
Benefits paid	(4,268)	(4,710)	(4,707)
Fair value of plan assets at end of year	$ —	$ —	$ —

	Pension Benefits
	2023	2022	2021
Components:
Accrued benefit costs	$ 34,049	$ 36,953	$ 40,739
Liability (asset) for pension benefits	(2,273)	(2,588)	3,399
Assets and liabilities recognized:
Liabilities recognized	31,776	34,365	44,138
Unrecognized liabilities (assets)	(2,273)	(2,588)	3,399

40

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The components of net periodic benefit cost are as follows:

	Pension Benefits
	2023	2022	2021
Service cost	$ —	$ —	$ 35
Interest cost	1,763	1,082	966
Amount of recognized (gains) losses	(399)	(158)	74
Total net periodic benefit cost	$ 1,364	$ 924	$ 1,075

Amounts in unassigned surplus recognized as components of net periodic benefit cost:

	Pension Benefits
	2023	2022	2021
Items not yet recognized as a component of net periodic cost - prior year	$ (2,588)	$ 3,399	$ 4,930
Net loss arising during the period	(84)	(6,145)	(1,457)
Net gain (loss) recognized	399	158	(74)
Items not yet recognized as a component of net
periodic cost - current year	$ (2,273)	$ (2,588)	$ 3,399

The amounts in unassigned surplus that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits
	2023	2022	2021
Net recognized gains (losses)	$ (2,273)	$ (2,588)	$ 3,399

The weighted-average assumptions are as follows:

	Pension Benefits
	2023	2022	2021
Weighted-average assumptions used to determine net periodic
benefit cost as of December 31:
Weighted average discount rate	3.08%	2.14%	2.98%
Rate of compensation increase	NA	1.81%	1.79%

Weighted-average assumptions used to determine projected
benefit obligation as of December 31:
Weighted average discount rate	5.43%	3.08%	2.14%
Rate of compensation increase	NA	N/A	1.81%

Future expected pension benefit payments are as follows:

Year	Amount
2024	$ 3,781
2025	$ 3,672
2026	$ 3,561
2027	$ 3,449
2028	$ 3,335
2029-2033	$ 14,912

41

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The accumulated pension benefit obligation for the NQ plans is as follows:

December 31
	2023	2022
Accumulated benefit obligation	$ 31,776	$ 34,365
Projected benefit obligation (PBO)	$ 31,776	$ 34,365
Funded status (PBO - Plan assets)	$ 31,776	$ 34,365

Unrecognized items:
Unrecognized gains, net of tax	$ (1,795)	$ (2,045)
Total unrecognized items, net of tax	$ (1,795)	$ (2,045)

The Company participates in the Ameritas Pension Plan (the Plan), of which AHC is the plan sponsor. Plan assets are held in separate accounts of the Company. There were no expenses recognized for the Plan funding.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company’s employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant’s compensation. In addition, for eligible employees, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $18,281, $16,954 and $15,013 in 2023, 2022 and 2021, respectively.

The Company participates in a postretirement benefit plan sponsored by AHC. The expense for the postretirement benefit plan was entirely paid by AHC and then allocated accordingly.

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments to the stockholder by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $192,266 in dividends in 2024, without prior approval. The Company did not pay ordinary dividends to AHC, its parent, in 2023, 2022 or 2021.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

	2023	2022	2021
Unrealized capital gains, net of taxes	$ 87,325	$ 36,786	$ 171,082
Nonadmitted asset values	(231,533)	(181,150)	(123,789)
Asset valuation reserve	(336,910)	(264,477)	(295,155)
42

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS, (continued)

On November 1, 1996, the Company issued $50,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. These Notes were underwritten by Merrill Lynch & Co. with the trustee as Bank of New York. Subject to prior written approval of the Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Department regulations, interest cannot be accrued or paid until written approval has been received. Interest of $4,100 was paid in 2023, 2022 and 2021 and included as reduction to net investment income on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The carrying amount of the Notes totaling $49,976 and $49,967 at December 31, 2023 and 2022, respectively. There is no unapproved interest and principal. The life-to-date interest expense recognized on the Notes as of December 31, 2023 is $110,666. There has not been any principal paid during the life of the Notes as of December 31, 2023. The interest offset percentage is 100%. The Notes holder, the asset issuer and the liquidity source are not related parties. The Notes are not contractually linked and the Notes payments are not subject to administrative offsetting provisions. Cash received upon issuance was not used to purchase an asset directly from the holder of the surplus note.

NOTE 8 - COMMITMENTS AND CONTINGENCIES

At December 31, 2023, the Company had outstanding agreements to fund mortgages totaling $69,764. In addition at December 31, 2023, the Company has committed to invest $336,101 in equity-type limited partnerships and $139,035 in bonds in subsequent years. These transactions are in the normal course of operations and are not reflected in the accompanying statutory basis financial statements. The Company’s exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

At December 31, 2023 and 2022, the Company had FHLB lines of credit available up to $141,900 and $100,821, respectively. The Company had outstanding balances of $95,000 as of December 31, 2022, related to these lines of credit with no outstanding balances as of December 31, 2023.

Guaranty Funds Assessments

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2023, 2022 and 2021, the charge to operations related to these assessments was not material. The estimated liability for future guaranty fund assessments of $4,540 and $3,519 at December 31, 2023 and 2022, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2023 and 2022, the Company had a related receivable of $3,514 and $2,591, respectively, for amounts recoverable against premium taxes which is included in other admitted assets in the Balance Sheets - Statutory Basis. The periods over which the guaranty funds assessments are expected to be paid are unknown at this time. Premium tax offsets are realized over the period allowed by each state once the guaranty fund assessment has been paid.

43

NOTE 8 - COMMITMENTS AND CONTINGENCIES, (continued)

Reconciliation of assets recognized from paid and accrued premium tax offsets and policy surcharges which are included in other admitted assets on the Balance Sheets – Statutory Basis as of December 31, 2023 and 2022 are as follows:

	2023	2022
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of prior year end	$ 4,179	$ 5,102
Decreases during the year
Premium tax offset applied	(425)	(1,062)
Charge off of estimated premium tax offset	—	(136)
	(425)	(1,198)
Increases during the year
Estimated premium tax offset	923	—
Assessments paid	167	275
	1,090	275
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of current year end	$ 4,844	$ 4,179

The Company recognizes liabilities, contingencies and assessments for long-term care insolvencies related guaranty funds liabilities and assets related to the Penn Treaty/ANIC insolvency. As of December 31, 2023, the undiscounted and discounted guaranty fund assessments were $7,349 and $3,070, and the related undiscounted and discounted assets were $5,151 and $2,121. The payables were from 50 jurisdictions for a range of 1-70 years with a weighted average number of years of 37, and the recoverables were from 44 jurisdictions for a range of 1-20 with a weighted average number of years of 6. As of December 31, 2022, the undiscounted and discounted guaranty fund assessments were $7,325 and $3,047, and the related undiscounted and discounted assets were $5,147 and $2,117. The payables were from 50 jurisdictions for a range of 1-70 years with a weighted average number of years of 37, and the recoverables were from 44 jurisdictions for a range of 1-20 with a weighted average number of years of 6. The discount rate applied was 3.0% for December 31, 2023 and 2022.

Litigation and Regulatory Examination

From time to time, the Company is subject to litigation and regulatory examination in the normal course of business. Management does not believe that the Company is party to any such pending litigation or examination which would have a material adverse effect on its financial condition or results of its operations. There were no claims (per claim or claimant) where amounts paid to settle were related to extra contractual obligations or bad faith claims resulting from lawsuits during 2023 and 2022.

Uncollectibility of Assets

The Company had admitted assets of $19,380 and $14,217 at December 31, 2023 and 2022, respectively, in accounts receivable for uninsured plans included in other admitted assets on the Balance Sheets – Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company’s financial condition.

44

NOTE 9 – GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASC Plans

The gain (loss) from operations from administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis is as follows for the years ended December 31:

	2023	2022	2021
Gross reimbursement for medical cost incurred	$ 212,227	$ 183,245	$ 180,138
Other income or expenses (including interest paid to or received from plans)	24,431	17,282	15,714
Gross expenses incurred (claims and administrative)	236,658	200,527	195,852

Net gain (loss) from operations	$ (106)	$ 3,587	$ 3,660

NOTE 10 - LEASES

The Company leases office space under operating lease agreements that expire at various dates through 2031. Certain rental commitments have renewal options extending through the year 2031. Some of these leases include escalation clauses, which vary with levels of operating expense. Rental expense under these leases totaled $3,162, $3,229 and $3,166 in 2023, 2022 and 2021, respectively. The Company has subleased a portion of office space and received sublease income recorded as an offset to general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis of $17, $23, and $33 in 2023, 2022 and 2021, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2023:

Calendar Year	Amount
2024	$ 2,593
2025	1,984
2026	1,593
2027	1,288
2028	1,031
2029 and thereafter	450
Total	$ 8,939

NOTE 11 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company has a third-party administrator, for which direct premiums written exceed 5% of total capital and surplus. The third party administers ordinary life and individual annuity business and does not have an exclusive contract. The third party has been granted the authority for policy administration, claims payment, claims adjustment, reinsurance ceding, binding authority and premium collection. The total amount of direct premiums administered was $342,707, $169,606 and $267,540 for the years ended December 31, 2023, 2022 and 2021, respectively. Another third-party administrator, which administered group accident and health business, does not have an exclusive contract, and has been granted the authority for binding authority and premium collection. Direct premiums administered were $115,530 and $107,487 for the years ended December 31, 2023 and 2022, respectively, exceeded 5% of total capital and surplus. The Company had various other third party administrators and managing general agents during these periods, however their direct premiums written did not exceed 5% of total capital and surplus. The total amount of direct premiums administered by third-party administrators was $613,333, $422,300 and $504,670 for the years ended December 31, 2023, 2022 and 2021, respectively.

NOTE 12 - OTHER ITEMS

Securities on Deposit

Included in the Company's deposits with government agencies are bonds with a book/adjusted carrying value of $135,269 and $136,104 and cash of $1,992 and $1,534 at December 31, 2023 and 2022, respectively, in a Regulation 109 deposit account with the State of New York as a result of its delicensure in the state as of September 30, 2013.

45

NOTE 13 - SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2023 and through March 22, 2024, the date the financial statements were available to be issued.

NOTE 14 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

At December 31, 2022, the Company determined that certain balances related to a reinsurer under an order of rehabilitation would most likely be uncollectible, and as such had recorded a contingent liability of $12,043. Per a liquidation order effective September 30, 2023, the Company recaptured this previously ceded business. The impacts from the liquidation order resulted in the recording of a $5,217 recoverable at December 31, 2023 as an estimate of settlement from the reinsurer's estate. This recoverable consists of $4,341 for paid claims and $876 for waived and unearned premiums. Waived and unearned premiums are nonadmitted. Death benefits in the Summary of Operations were reduced by the amount of the recoverable for paid claims, and premiums and annuity considerations for life and accident and health contracts in the Summary of Operations were reduced by the amount of the recoverable for waived and unearned premiums.

The Company conducts reinsurance business with Ameritas-NY and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company.

The reinsurance premiums, net are included in the premium income, net in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Reinsurance premium transactions with affiliated and non-affiliated companies are summarized as follows:

	Years Ended December 31
	2023	2022	2021
Assumed	$ 108,381	$ 107,822	$ 109,582
Ceded	(286,288)	(228,462)	(267,198)
Reinsurance premiums, net	$ (177,907)	$ (120,640)	$ (157,616)

The Company did not have any affiliated transactions through reinsurance operations for premium income, commission expense allowances, benefits to policyholders and reserves for life, accident and health policies that were more than half of 1% of the Company's admitted assets for the years ended December 31, 2023, 2022 and 2021.

Effective October 1, 2019, the Company entered into a combination coinsurance/quota share funds withheld reinsurance agreement of an individual indexed annuity block and guaranteed living withdrawal benefit riders on an individual indexed annuity block with a third party.  Amortization of $3,954 and $3,377, which is based on the growth of the funds withheld liability, was recorded in change in surplus as a result of reinsurance, net of taxes, in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at December 31, 2023 and 2022, respectively.

46

NOTE 14 - REINSURANCE , (continued)

The Company entered into two coinsurance agreements of participating life blocks with a third party (Coinsurance Treaties) effective on December 1, 2015. As of December 31, 2023 and 2022, invested assets of $937,979 and $989,028, respectively, were held in trust to support the obligations reinsured under the Coinsurance Treaties. The amounts held in trust are to be used solely to fund obligations incurred under the Coinsurance Treaties and represent 3.4% and 3.9% of the Company’s admitted assets at December 31, 2023 and 2022, respectively.

No reinsurance contracts with risk-limiting features were identified for disclosure in any year.

NOTE 15 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses, which is reported in reserves for unpaid claims and reserves for life, accident and health policies in the Balance Sheets – Statutory Basis, is summarized as follows:

	2023	2022	2021
Total reserve for unpaid claims at January 1	$ 356,953	$ 345,354	$ 316,765
Less reinsurance assumed	(16,244)	(18,121)	(18,267)
Plus reinsurance ceded	192,807	189,189	172,907
Direct balance	533,516	516,422	471,405

Incurred related to:
Current year	831,876	793,236	777,744
Prior year	(4,967)	(13,600)	2,986
Total incurred	826,909	779,636	780,730

Paid related to:
Current year	699,500	664,184	645,529
Prior year	101,997	98,358	90,184
Total paid	801,497	762,542	735,713

Direct balance	558,928	533,516	516,422
Plus reinsurance assumed	16,234	16,244	18,121
Less reinsurance ceded	(202,128)	(192,807)	(189,189)
Total reserve for unpaid claims at December 31	$ 373,034	$ 356,953	$ 345,354

As a result of (favorable)/unfavorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses (decreased)/increased by $(4,967), $(13,600), and $2,986 for the years ended December 31, 2023, 2022, and 2021, respectively. During 2023 and 2022, incurred claims were negative for prior year primarily due to a favorable claim runout for group dental products. During 2021, unfavorable claim runout for disability products was partially offset by favorable claim runout for group dental products. There were no significant changes in methodologies and assumptions used in calculating the liability for unpaid losses and loss adjustment expenses for the year ended December 31, 2023.

The Company paid and incurred assumed and ceded reinsurance claims as follows:

	2023	2022	2021
Paid assumed reinsurance claims	$ 80,811	$ 79,612	$ 81,375
Incurred assumed reinsurance claims	$ 80,801	$ 77,734	$ 81,229

Paid ceded reinsurance claims	$ 31,346	$ 31,761	$ 29,287
Incurred ceded reinsurance claims	$ 40,667	$ 35,379	$ 45,569

Anticipated salvage and subrogation are not included in the Company’s determination of the liability for unpaid claims/losses.

47

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the reserves for life, accident and health policies as reflected on the Balance Sheets – Statutory Basis. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

As of December 31, 2023 and 2022, respectively, the Company had $1,744,932 and $2,386,878 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $21,958 and $27,272 at December 31, 2023 and 2022, respectively.

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

	2023
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ —	$ —	$ —	— %
At book value less current surrender
charge of 5% or more	2,437,537	—	2,437,537	33.7%
At fair value	—	2,255,035	2,255,035	31.1%
Total with adjustment or at fair value	2,437,537	2,255,035	4,692,572	64.8%
At book value without adjustment
(minimal or no charge)	1,924,501	—	1,924,501	26.6%
Not subject to discretionary withdrawal	623,245	—	623,245	8.6%
Total gross	4,985,283	2,255,035	7,240,318	100.0%
Reinsurance ceded	469,981	—	469,981
Total individual annuity reserves	$ 4,515,302	$ 2,255,035	$ 6,770,337
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ 315,273	$ —	$ 315,273

48

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2023
	General Account	Separate Account Non-guaranteed	Total	% of Total
Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ 987,115	$ —	$ 987,115	12.7%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	6,648,256	6,648,256	85.5%
Total with adjustment or at fair value	987,115	6,648,256	7,635,371	98.2%
At book value without adjustment
(minimal or no charge)	110,711	—	110,711	1.4%
Not subject to discretionary withdrawal	32,461	—	32,461	0.4%
Total gross	1,130,287	6,648,256	7,778,543	100.0%
Reinsurance ceded	9,612	—	9,612
Total group annuity reserves	$ 1,120,675	$ 6,648,256	$ 7,768,931
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —

Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$ 230,518	$ —	$ 230,518	14.7%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	399,909	399,909	25.5%
Total with adjustment or at fair value	230,518	399,909	630,427	40.2%
At book value without adjustment
(minimal or no charge)	221,439	—	221,439	14.1%
Not subject to discretionary withdrawal	718,847	—	718,847	45.7%
Total gross	1,170,804	399,909	1,570,713	100.0%
Reinsurance ceded	368	—	368
Total deposit-type funds	$ 1,170,436	$ 399,909	$ 1,570,345
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
Total annuity reserves and deposit-type funds	$ 6,806,413	$ 9,303,200	$ 16,109,613

49

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2022
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ —	$ —	$ —	— %
At book value less current surrender
charge of 5% or more	1,859,173	—	1,859,173	28.2%
At fair value	—	2,149,930	2,149,930	32.6%
Total with adjustment or at fair value	1,859,173	2,149,930	4,009,103	60.8%
At book value without adjustment
(minimal or no charge)	2,109,395	—	2,109,395	32.0%
Not subject to discretionary withdrawal	469,653	—	469,653	7.2%
Total gross	4,438,221	2,149,930	6,588,151	100.0%
Reinsurance ceded	356,957	—	356,957
Total individual annuity reserves	$ 4,081,264	$ 2,149,930	$ 6,231,194
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ 188,797	$ —	$ 188,797

Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ 1,048,387	$ —	$ 1,048,387	14.9%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	5,825,347	5,825,347	82.8%
Total with adjustment or at fair value	1,048,387	5,825,347	6,873,734	97.7%
At book value without adjustment
(minimal or no charge)	123,819	—	123,819	1.8%
Not subject to discretionary withdrawal	34,966	—	34,966	0.5%
Total gross	1,207,172	5,825,347	7,032,519	100.0%
Reinsurance ceded	8,702	—	8,702
Total group annuity reserves	$ 1,198,470	$ 5,825,347	$ 7,023,817
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —

50

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2022
	General Account	Separate Account Non-guaranteed	Total	% of Total
Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$ 215,985	$ —	$ 215,985	14.0%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	373,612	373,612	24.2%
Total with adjustment or at fair value	215,985	373,612	589,597	38.2%
At book value without adjustment
(minimal or no charge)	239,630	—	239,630	15.5%
Not subject to discretionary withdrawal	715,673	—	715,673	46.3%
Total gross	1,171,288	373,612	1,544,900	100.0%
Reinsurance ceded	432	—	432
Total deposit-type funds	$ 1,170,856	$ 373,612	$ 1,544,468
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
Total annuity reserves and deposit-type funds	$ 6,450,590	$ 8,348,889	$ 14,799,479

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2023	2022
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$ 5,614,663	$ 5,257,699
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	21,314	22,035
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	1,170,436	1,170,856
	6,806,413	6,450,590
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	8,903,291	7,975,277
Exhibit 4, Line 9, Column 1	399,909	373,612
Total	$ 16,109,613	$ 14,799,479

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NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of life insurance account value, cash value and reserves as of December 31 are as follows:

	2023
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$ 1,037,751	$ 1,034,859	$ 1,041,312	$ —	$ —	$ —
Universal life with secondary guarantees	755,070	643,235	1,272,427	—	—	—
Indexed universal life	13,650	13,645	13,721	—	—	—
Indexed universal life with secondary guarantees	1,269,209	1,060,826	1,131,587	—	—	—
Other permanent cash value life insurance	—	1,710,788	2,828,791	—	—	—
Variable universal life	147,867	1,204,568	159,133	1,064,218	—	1,062,279
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	500,217	XXX	XXX	—
Accidental death benefits	XXX	XXX	315	XXX	XXX	—
Disability - active lives	XXX	XXX	32,603	XXX	XXX	—
Disability - disabled lives	XXX	XXX	23,217	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	22,383	XXX	XXX	—
Total gross	3,223,547	5,667,921	7,025,706	1,064,218	—	1,062,279
Reinsurance ceded	—	—	598,211	—	—	—
Total life reserves	$ 3,223,547	$ 5,667,921	$ 6,427,495	$ 1,064,218	$ —	$ 1,062,279

	2022
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$ 1,070,838	$ 1,070,386	$ 1,076,419	$ —	$ —	$ —
Universal life with secondary guarantees	753,257	631,387	1,232,632	—	—	—
Indexed universal life	13,971	13,964	14,091	—	—	—
Indexed universal life with secondary guarantees	1,091,925	900,498	960,006	—	—	—
Other permanent cash value life insurance	—	1,605,159	2,742,781	—	—	—
Variable universal life	146,649	1,060,788	157,522	922,149	—	919,743
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	505,067	XXX	XXX	—
Accidental death benefits	XXX	XXX	312	XXX	XXX	—
Disability - active lives	XXX	XXX	32,238	XXX	XXX	—
Disability - disabled lives	XXX	XXX	24,493	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	27,773	XXX	XXX	—
Total gross	3,076,640	5,282,182	6,773,334	922,149	—	919,743
Reinsurance ceded	—	—	614,353	—	—	—
Total life reserves	$ 3,076,640	$ 5,282,182	$ 6,158,981	$ 922,149	$ —	$ 919,743

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NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile life reserves to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2023	2022
Life and Accident and Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$ 6,373,096	$ 6,100,454
Exhibit 5, Accidental Death Benefits Section, Total (net)	301	296
Exhibit 5, Disability - Active Lives Section, Total (net)	17,131	16,091
Exhibit 5, Disability - Disabled Lives Section, Total (net)	15,984	16,285
Exhibit 5, Miscellaneous Reserves Section, Total (net)	20,983	25,855
	6,427,495	6,158,981
Separate Accounts Annual Statement:
Exhibit 3, Line 0199999, Column 2	1,062,279	919,743
	1,062,279	919,743
Total	$ 7,489,774	$ 7,078,724

NOTE 19 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

	2023		2022
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$ 6,570	$ 24	$ 4,852	$ (118)
Ordinary renewal	47,932	56,700	47,139	59,327
Group life	1	1	1	1
Total	$ 54,503	$ 56,725	$ 51,992	$ 59,210

NOTE 20 - SEPARATE ACCOUNTS

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies, group annuity contracts and group funding agreements of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company’s certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The assets and liabilities of the account are legally separated or insulated from other Company assets and liabilities. The assets of the separate account are carried at NAV.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in reserves for life, accident and health policies line of the Balance Sheets – Statutory Basis.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2023, the Company reported assets and liabilities from variable universal life, variable annuities, funding agreements and group annuities product lines in a separate account. In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated from the general account. As of December 31, 2023 and 2022, the Company’s Separate Accounts included legally insulated assets of $10,379,450 and $9,286,022, respectively.

The Company does not engage in securities lending transactions within the separate account.

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NOTE 20 - SEPARATE ACCOUNTS, (continued)

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	2023	2022	2021
For the year ended December 31:
Premiums, considerations or deposits	$ 992,717	$ 1,071,230	$ 1,281,793
At December 31:
Reserves by valuation basis
For accounts with assets at:
Fair value	$ 10,365,479	$ 9,268,632

Reserves subject to discretionary withdrawal:
At fair value	$ 10,365,479	$ 9,268,632
Total included in Separate account liabilities in the
Balance Sheets – Statutory Basis	$ 10,365,479	$ 9,268,632

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

	2023	2022	2021
Transfers as reported in the Statements of Income and
Changes in Surplus of the Separate Accounts Statement:
Transfers to the separate accounts	$ 957,081	$ 1,029,159	$ 1,228,829
Transfers from the separate accounts	(1,444,282)	(1,392,531)	(1,700,163)
Net transfers from the separate accounts	(487,201)	(363,372)	(471,334)
Reconciling adjustments:
Deposit-type contracts assumption reinsurance	—	—	(1)
Net transfers from the separate accounts in the Summary of Operations and
Changes in Capital and Surplus – Statutory Basis of the Company	$ (487,201)	$ (363,372)	$ (471,335)

NOTE 21 - RECONCILING ITEMS TO ANNUAL STATEMENT

During 2023, the Company reversed an impairment related to a ceded reinsurer previously under rehabilitation (see Note 14). Certain reclassifications have been made to these financial statements from those filed with the Department. The reclassifications detailed below reflect the Summary of Operations impact from the impairment reversal. There was no overall impact to Total Expenses or Surplus as filed.

	As Filed	Reclassification Adjustment	Audited Financial Statements
Change in reserves for life, accident and health policies	$ 647,614	$ (10,948)	$ 636,666
General insurance expenses	578,303	10,948	589,251

During 2022, the Company recorded an adjustment for policy loan income related to an assumption agreement. Certain reclassifications have been made to these financial statements from those filed with the Department. The reclassifications detailed below reflect the Summary of Operations impact from the adjustment. There was no impact to Total Premiums and Other Revenue or Surplus as filed.

	As Filed	Reclassification Adjustment	Audited Financial Statements
Net investment income (including amortization of interest maintenance reserve)	$ 501,104	$ 12,843	$ 513,947
Miscellaneous income *	60,711	(12,843)	47,868

* Reflected on line 8.3 Aggregate write-ins for miscellaneous income in financial statements filed with the Department

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